Quarterly Holdings Report
for
Strategic Advisers® Core Income Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2022
SSC-NPRT1-0722
1.912894.111
Nonconvertible Bonds - 10.5%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.3%
Altice France SA:
5.125% 7/15/29 (b)		275,000	240,041
8.125% 2/1/27 (b)		135,000	135,408
AT&T, Inc.:
1.7% 3/25/26		700,000	651,859
2.55% 12/1/33		8,333,000	7,043,406
3.5% 6/1/41		4,990,000	4,209,246
3.5% 9/15/53		648,000	522,430
3.55% 9/15/55		1,540,000	1,233,043
3.65% 9/15/59		8,915,000	7,136,912
3.8% 12/1/57		31,378,000	25,877,359
4.3% 2/15/30		3,709,000	3,739,618
4.5% 5/15/35		1,980,000	1,977,036
4.5% 3/9/48		6,650,000	6,294,865
4.75% 5/15/46		14,210,000	14,002,091
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		305,000	286,700
Cablevision Lightpath LLC 3.875% 9/15/27 (b)		10,000	8,821
Cellnex Telecom SA 1.75% 10/23/30 (Reg. S)	EUR	5,500,000	4,653,108
Cogent Communications Group, Inc. 3.5% 5/1/26 (b)		165,000	158,067
Frontier Communications Holdings LLC:
5% 5/1/28 (b)		215,000	200,003
5.875% 10/15/27 (b)		95,000	93,100
Holdco SASU:
6.5% 10/15/26 (b)		475,000	459,130
7% 10/15/28 (b)		450,000	433,724
Iliad SA 1.5% 10/14/24 (Reg. S)	EUR	3,100,000	3,211,525
Level 3 Financing, Inc.:
3.4% 3/1/27 (b)		2,605,000	2,343,019
3.625% 1/15/29 (b)		4,900,000	4,140,500
3.875% 11/15/29 (b)		2,945,000	2,592,027
4.25% 7/1/28 (b)		1,520,000	1,333,800
5.375% 5/1/25		400,000	399,504
Lumen Technologies, Inc.:
4.5% 1/15/29 (b)		235,000	193,094
5.125% 12/15/26 (b)		185,000	171,125
5.625% 4/1/25		175,000	173,738
6.875% 1/15/28		15,000	14,326
7.6% 9/15/39		939,000	807,540
7.65% 3/15/42		1,000,000	858,750
Qwest Corp. 7.25% 9/15/25		203,000	216,124
Sable International Finance Ltd. 5.75% 9/7/27 (b)		526,000	495,739
Sprint Capital Corp. 8.75% 3/15/32		555,000	720,948
Sprint Spectrum Co. LLC:
4.738% 9/20/29 (b)		1,027,500	1,034,052
5.152% 9/20/29 (b)		14,655,000	15,127,103
Telecom Italia SpA 5.303% 5/30/24 (b)		370,000	375,402
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		400,000	374,000
Verizon Communications, Inc.:
2.355% 3/15/32		9,145,000	7,876,198
2.65% 11/20/40		1,265,000	976,049
3.4% 3/22/41		5,480,000	4,729,243
4.016% 12/3/29		4,981,000	4,936,845
Virgin Media Finance PLC 5% 7/15/30 (b)		270,000	241,029
Windstream Escrow LLC 7.75% 8/15/28 (b)		500,000	460,495
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		3,150,000	2,756,250
			135,914,392
Entertainment - 0.0%
Netflix, Inc. 4.375% 11/15/26		165,000	164,588
Roblox Corp. 3.875% 5/1/30 (b)		280,000	248,472
Take-Two Interactive Software, Inc. 4% 4/14/32		3,095,000	2,970,760
The Walt Disney Co. 3.6% 1/13/51		3,415,000	3,024,062
			6,407,882
Interactive Media & Services - 0.0%
Tencent Holdings Ltd. 3.84% 4/22/51 (b)		2,435,000	1,876,825
Media - 0.5%
Adria Bidco BV 5.25% 2/1/30 (b)	EUR	5,200,000	4,606,166
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		555,000	494,339
Altice Financing SA:
5% 1/15/28 (b)		200,000	181,199
5.75% 8/15/29 (b)		585,000	523,575
Altice France Holding SA:
4% 2/15/28 (Reg. S)	EUR	4,800,000	4,077,034
8% 5/15/27 (Reg. S)	EUR	4,800,000	4,830,975
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)		2,450,000	2,437,432
4.5% 8/15/30 (b)		180,000	162,558
4.5% 5/1/32		3,822,000	3,362,596
4.5% 6/1/33 (b)		2,110,000	1,815,834
4.75% 2/1/32 (b)		115,000	102,350
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51		2,395,000	1,735,107
3.9% 6/1/52		12,063,000	8,998,614
4.464% 7/23/22		5,501,000	5,502,426
4.8% 3/1/50		4,815,000	4,139,451
4.908% 7/23/25		7,565,000	7,724,465
5.25% 4/1/53		1,805,000	1,643,788
5.375% 4/1/38		450,000	423,800
5.375% 5/1/47		32,024,000	29,389,432
6.384% 10/23/35		3,210,000	3,411,736
6.484% 10/23/45		2,120,000	2,188,819
Comcast Corp.:
2.937% 11/1/56 (b)		1,940,000	1,446,791
3.75% 4/1/40		670,000	613,000
3.999% 11/1/49		10,000	9,291
COX Communications, Inc.:
1.8% 10/1/30 (b)		975,000	795,021
2.6% 6/15/31 (b)		275,000	235,956
3.15% 8/15/24 (b)		1,550,000	1,537,703
Cox Enterprises, Inc. 7.375% 7/15/27 (b)		3,445,000	3,897,152
CSC Holdings LLC:
4.125% 12/1/30 (b)		1,965,000	1,686,953
4.5% 11/15/31 (b)		220,000	188,650
4.625% 12/1/30 (b)		170,000	133,467
5.75% 1/15/30 (b)		1,000,000	835,760
6.5% 2/1/29 (b)		1,500,000	1,473,285
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)		2,275,000	750,750
Discovery Communications LLC:
3.625% 5/15/30		4,338,000	4,008,453
4% 9/15/55		1,620,000	1,227,303
4.65% 5/15/50		11,727,000	9,871,105
5.3% 5/15/49		7,695,000	7,106,604
DISH DBS Corp.:
5.125% 6/1/29		1,100,000	776,336
5.875% 11/15/24		200,000	183,920
7.75% 7/1/26		550,000	470,250
Fox Corp.:
5.476% 1/25/39		2,474,000	2,529,049
5.576% 1/25/49		1,641,000	1,703,037
Gray Television, Inc. 4.75% 10/15/30 (b)		100,000	87,863
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	800,000	827,415
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		200,000	181,950
Magallanes, Inc.:
3.428% 3/15/24 (b)		3,519,000	3,497,501
3.638% 3/15/25 (b)		2,033,000	2,007,267
3.755% 3/15/27 (b)		3,520,000	3,416,513
4.054% 3/15/29 (b)		1,378,000	1,320,170
4.279% 3/15/32 (b)		1,831,000	1,711,336
5.05% 3/15/42 (b)		10,871,000	9,825,987
5.141% 3/15/52 (b)		14,169,000	12,677,600
5.391% 3/15/62 (b)		580,000	519,619
Paramount Global:
4.2% 5/19/32		650,000	608,501
4.6% 1/15/45		5,565,000	4,662,534
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (b)		345,000	319,812
SES Global Americas Holdings GP 5.3% 3/25/44 (b)		2,000,000	1,765,216
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)		370,000	325,311
5.5% 7/1/29 (b)		1,000,000	993,295
TEGNA, Inc. 4.75% 3/15/26 (b)		225,000	223,981
Time Warner Cable LLC:
5.5% 9/1/41		3,791,000	3,531,523
5.875% 11/15/40		6,893,000	6,857,813
6.55% 5/1/37		8,522,000	9,005,551
7.3% 7/1/38		6,393,000	7,082,229
Virgin Media Secured Finance PLC:
4.25% 1/15/30 (Reg. S)	GBP	1,500,000	1,639,705
4.5% 8/15/30 (b)		1,687,000	1,526,229
5.5% 5/15/29 (b)		175,000	172,076
VZ Secured Financing BV 5% 1/15/32 (b)		565,000	511,148
Ziggo BV:
2.875% 1/15/30 (Reg. S)	EUR	1,100,000	986,056
4.875% 1/15/30 (b)		115,000	106,496
			205,622,229
Wireless Telecommunication Services - 0.2%
Digicel International Finance Ltd. / Digicel International Holdings Ltd.:
8% 12/31/26 (b)		2,650,000	2,267,075
8.75% 5/25/24 (b)		300,000	285,900
8.75% 5/25/24 (b)		400,000	382,075
13% 12/31/25 pay-in-kind (b)(c)		2,142,450	2,046,040
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (d)(e)		2,500,000	0
9.75% 7/15/25 (b)(d)(e)		5,500,000	1
Millicom International Cellular SA:
4.5% 4/27/31 (b)		200,000	171,900
5.125% 1/15/28 (b)		346,500	325,558
Rogers Communications, Inc.:
3% 3/15/23		150,000	150,015
3.2% 3/15/27 (b)		4,297,000	4,178,221
3.8% 3/15/32 (b)		3,750,000	3,556,820
SoftBank Group Corp. 5.375% 7/30/22 (Reg. S)		200,000	198,500
Sprint Corp.:
7.125% 6/15/24		2,950,000	3,134,346
7.875% 9/15/23		5,977,000	6,260,908
T-Mobile U.S.A., Inc.:
2.05% 2/15/28		1,450,000	1,292,590
2.25% 2/15/26		3,450,000	3,225,750
2.25% 11/15/31		3,015,000	2,502,450
2.625% 4/15/26		220,000	208,735
2.625% 2/15/29		275,000	244,970
3% 2/15/41		3,425,000	2,687,496
3.4% 10/15/52 (b)		2,935,000	2,281,537
3.75% 4/15/27		11,565,000	11,417,706
3.875% 4/15/30		35,732,000	34,361,686
4.375% 4/15/40		200,000	187,872
4.5% 4/15/50		3,381,000	3,144,721
Vodafone Group PLC:
4.25% 9/17/50		3,525,000	3,106,573
4.875% 10/3/78 (Reg. S) (c)	GBP	600,000	747,070
5.25% 5/30/48		3,350,000	3,353,867
6.25% 10/3/78 (Reg. S) (c)		805,000	808,909
			92,529,291
TOTAL COMMUNICATION SERVICES			442,350,619
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.0%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)		2,000,000	1,860,400
Aptiv PLC / Aptiv Corp. 3.25% 3/1/32		715,000	631,082
Dana, Inc.:
4.5% 2/15/32		115,000	98,503
5.625% 6/15/28		400,000	387,384
Patrick Industries, Inc. 4.75% 5/1/29 (b)		110,000	88,275
Valeo SA 1% 8/3/28 (Reg. S)	EUR	600,000	524,998
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	800,000	722,343
			4,312,985
Automobiles - 0.1%
Ford Motor Co.:
3.25% 2/12/32		1,675,000	1,405,630
4.75% 1/15/43		2,000,000	1,650,000
5.291% 12/8/46		1,925,000	1,713,250
General Motors Co.:
6.25% 10/2/43		8,745,000	8,868,504
6.6% 4/1/36		575,000	621,408
6.75% 4/1/46		1,775,000	1,893,078
General Motors Financial Co., Inc.:
2.4% 4/10/28		1,895,000	1,652,855
3.7% 5/9/23		11,800,000	11,876,895
4% 1/15/25		3,695,000	3,704,737
4.25% 5/15/23		1,875,000	1,895,459
Thor Industries, Inc. 4% 10/15/29 (b)		150,000	123,375
			35,405,191
Diversified Consumer Services - 0.0%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		639,000	592,692
California Institute of Technology 3.65% 9/1/19		535,000	406,605
ERAC U.S.A. Finance LLC 3.3% 12/1/26 (b)		8,865,000	8,578,295
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		425,000	430,115
Massachusetts Institute of Technology:
2.989% 7/1/50		1,215,000	1,003,929
5.6% 7/1/11		400,000	487,940
President and Fellows of Harvard College:
3.15% 7/15/46		190,000	164,618
3.3% 7/15/56		190,000	163,802
3.745% 11/15/52		720,000	691,891
Service Corp. International 5.125% 6/1/29		270,000	270,212
Thomas Jefferson University 3.847% 11/1/57		2,575,000	2,166,971
Trustees of Boston University 4.061% 10/1/48		450,000	423,765
University of Pennsylvania Trustees:
2.396% 10/1/50		495,000	367,879
3.61% 2/15/2119		285,000	216,403
University of Southern California 3.841% 10/1/47		715,000	666,675
Washington University:
3.524% 4/15/54		2,505,000	2,179,206
4.349% 4/15/22		2,340,000	2,083,519
Yale University 2.402% 4/15/50		2,015,000	1,490,252
			22,384,769
Hotels, Restaurants & Leisure - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (b)		4,925,000	4,340,920
4.375% 1/15/28 (b)		280,000	263,116
5.75% 4/15/25 (b)		90,000	91,463
Accor SA 2.375% 11/29/28 (Reg. S)	EUR	500,000	474,349
Aramark Services, Inc. 5% 2/1/28 (b)		1,990,000	1,938,260
Brinker International, Inc. 3.875% 5/15/23		1,066,000	1,044,680
Caesars Entertainment, Inc. 6.25% 7/1/25 (b)		380,000	384,940
Carnival Corp.:
4% 8/1/28 (b)		225,000	203,985
7.625% 3/1/26 (b)		1,050,000	985,698
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (b)		1,500,000	1,365,000
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)		325,000	281,938
3.75% 5/1/29 (b)		255,000	233,516
4% 5/1/31 (b)		970,000	889,199
5.375% 5/1/25 (b)		350,000	355,320
Hyatt Hotels Corp. 1.8% 10/1/24		3,020,000	2,892,496
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	1,305,000	1,581,847
International Game Technology PLC 6.5% 2/15/25 (b)		800,000	822,000
Marriott International, Inc.:
3.125% 6/15/26		1,090,000	1,056,283
3.6% 4/15/24		1,110,000	1,113,911
McDonald's Corp. 4.7% 12/9/35		1,865,000	1,928,274
MGM Resorts International:
4.625% 9/1/26		500,000	468,015
6.75% 5/1/25		100,000	101,600
NCL Corp. Ltd. 5.875% 2/15/27 (b)		155,000	144,400
NCL Finance Ltd. 6.125% 3/15/28 (b)		40,000	33,629
Premier Entertainment Sub LLC 5.875% 9/1/31 (b)		1,325,000	1,037,104
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)		100,000	84,922
5.5% 8/31/26 (b)		280,000	245,700
9.125% 6/15/23 (b)		55,000	56,100
Starbucks Corp. 3% 2/14/32		3,135,000	2,801,847
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	1,320,000	1,544,314
3.375% 10/16/25 (Reg. S)	GBP	1,870,000	2,330,028
Yum! Brands, Inc. 3.625% 3/15/31		145,000	128,244
			31,223,098
Household Durables - 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)		500,000	416,870
Century Communities, Inc.:
3.875% 8/15/29 (b)		135,000	116,762
6.75% 6/1/27		275,000	279,623
Lennar Corp.:
4.75% 11/29/27		9,350,000	9,401,434
5% 6/15/27		12,100,000	12,348,176
5.25% 6/1/26		2,920,000	3,005,480
Newell Brands, Inc. 5.625% 4/1/36 (f)		30,000	28,517
SWF Escrow Issuer Corp. 6.5% 10/1/29 (b)		850,000	646,196
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		298,000	299,597
Tempur Sealy International, Inc.:
3.875% 10/15/31 (b)		120,000	100,092
4% 4/15/29 (b)		875,000	764,124
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,015,000	1,015,346
Toll Brothers Finance Corp.:
4.35% 2/15/28		29,675,000	28,456,869
4.375% 4/15/23		5,000,000	5,011,506
4.875% 11/15/25		35,000	35,339
4.875% 3/15/27		7,917,000	7,869,566
TopBuild Corp. 4.125% 2/15/32 (b)		815,000	719,054
			70,514,551
Internet & Direct Marketing Retail - 0.0%
Match Group Holdings II LLC:
3.625% 10/1/31 (b)		170,000	144,449
4.125% 8/1/30 (b)		70,000	62,284
			206,733
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24		5,655,000	5,627,565
Multiline Retail - 0.0%
John Lewis PLC 6.125% 1/21/25	GBP	1,286,000	1,694,639
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	1,500,000	1,727,597
			3,422,236
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)		75,000	69,141
5% 2/15/32 (b)		80,000	72,447
AutoNation, Inc. 4.75% 6/1/30		953,000	930,005
AutoZone, Inc.:
1.65% 1/15/31		255,000	204,668
3.75% 4/18/29		1,400,000	1,344,535
4% 4/15/30		6,924,000	6,730,796
Bath & Body Works, Inc. 6.625% 10/1/30 (b)		345,000	344,384
Foot Locker, Inc. 4% 10/1/29 (b)		60,000	49,387
Gap, Inc. 3.875% 10/1/31 (b)		1,490,000	1,061,625
LCM Investments Holdings 4.875% 5/1/29 (b)		50,000	42,625
Lowe's Companies, Inc.:
3.35% 4/1/27		619,000	607,239
3.75% 4/1/32		1,904,000	1,815,553
4.25% 4/1/52		6,910,000	6,286,519
4.45% 4/1/62		6,910,000	6,245,951
Michaels Companies, Inc.:
5.25% 5/1/28 (b)		110,000	90,475
7.875% 5/1/29 (b)		1,000,000	716,590
O'Reilly Automotive, Inc.:
1.75% 3/15/31		420,000	339,436
3.9% 6/1/29		500,000	485,057
The Home Depot, Inc.:
4.875% 2/15/44		1,150,000	1,217,698
5.875% 12/16/36		300,000	360,806
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	700,000	657,724
			29,672,661
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. 4.125% 8/15/31 (b)		120,000	95,722
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		40,000	34,024
Levi Strauss & Co. 3.5% 3/1/31 (b)		170,000	149,175
Tapestry, Inc. 3.05% 3/15/32		14,311,000	12,123,288
The William Carter Co. 5.625% 3/15/27 (b)		875,000	870,039
Wolverine World Wide, Inc. 4% 8/15/29 (b)		170,000	140,999
			13,413,247
TOTAL CONSUMER DISCRETIONARY			216,183,036
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.7% 2/1/36		2,765,000	2,798,711
4.9% 2/1/46		14,910,000	14,868,167
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		9,871,000	9,991,349
4.9% 2/1/46		12,306,000	12,271,473
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		8,175,000	7,875,685
4.35% 6/1/40		4,618,000	4,360,407
4.375% 4/15/38		1,140,000	1,092,909
4.5% 6/1/50		8,175,000	7,775,811
4.6% 6/1/60		5,007,000	4,653,904
4.75% 1/23/29		1,690,000	1,757,719
5.45% 1/23/39		5,390,000	5,752,404
5.55% 1/23/49		14,852,000	16,095,513
5.8% 1/23/59 (Reg. S)		6,509,000	7,326,437
Bacardi Ltd.:
4.45% 5/15/25 (b)		4,015,000	4,041,901
4.7% 5/15/28 (b)		343,000	347,253
Constellation Brands, Inc.:
2.25% 8/1/31		1,285,000	1,069,972
3.7% 12/6/26		1,200,000	1,192,230
4.4% 11/15/25		805,000	819,359
4.75% 11/15/24		5,595,000	5,764,128
PepsiCo, Inc. 2.625% 3/19/27		839,000	818,532
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)		220,000	192,551
			110,866,415
Food & Staples Retailing - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)		645,000	561,350
4.875% 2/15/30 (b)		615,000	573,435
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)		1,800,000	1,601,557
Bellis Acquisition Co. PLC 4.5% 2/16/26 (b)	GBP	975,000	1,068,880
Bellis Finco PLC 4% 2/16/27 (b)	GBP	9,000,000	8,624,119
C&S Group Enterprises LLC 5% 12/15/28 (b)		2,000,000	1,660,760
Co-Operative Group Ltd. 5.125% 5/17/24 (Reg. S)	GBP	725,000	866,067
Kroger Co. 2.65% 10/15/26		430,000	410,889
Market Bidco Finco PLC 5.5% 11/4/27 (b)	GBP	5,300,000	5,710,143
U.S. Foods, Inc.:
4.625% 6/1/30 (b)		55,000	50,490
6.25% 4/15/25 (b)		185,000	190,550
			21,318,240
Food Products - 0.2%
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)		1,600,000	1,467,968
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)		300,000	294,000
6% 6/15/30 (b)		65,000	65,000
Hormel Foods Corp. 0.65% 6/3/24		895,000	856,447
JBS Finance Luxembourg SARL:
2.5% 1/15/27 (b)		6,705,000	5,998,498
3.625% 1/15/32 (b)		1,194,000	1,011,425
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (b)		906,000	935,166
JBS U.S.A. Lux SA / JBS Food Co.:
3% 2/2/29 (b)		390,000	344,663
3% 5/15/32 (b)		6,735,000	5,531,119
3.75% 12/1/31 (b)		1,040,000	888,691
4.375% 2/2/52 (b)		1,620,000	1,254,917
5.5% 1/15/30 (b)		16,270,000	15,781,900
6.5% 4/15/29 (b)		19,695,000	19,941,188
JDE Peet's BV 2.25% 9/24/31 (b)		1,400,000	1,120,443
Kraft Heinz Foods Co.:
3.75% 4/1/30		4,653,000	4,435,447
4.375% 6/1/46		8,790,000	7,718,403
4.875% 10/1/49		250,000	234,386
5.2% 7/15/45		4,602,000	4,479,322
7.125% 8/1/39 (b)		9,093,000	10,643,148
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)		900,000	833,625
4.375% 1/31/32 (b)		900,000	830,250
4.875% 5/15/28 (b)		345,000	340,508
Pilgrim's Pride Corp.:
3.5% 3/1/32 (b)		3,000,000	2,628,750
4.25% 4/15/31 (b)		2,825,000	2,616,656
5.875% 9/30/27 (b)		500,000	511,875
Post Holdings, Inc.:
4.5% 9/15/31 (b)		1,581,000	1,387,328
4.625% 4/15/30 (b)		3,880,000	3,480,476
5.5% 12/15/29 (b)		1,270,000	1,209,275
TreeHouse Foods, Inc. 4% 9/1/28		505,000	436,825
Tyson Foods, Inc. 4% 3/1/26		2,520,000	2,542,327
			99,820,026
Household Products - 0.0%
Central Garden & Pet Co. 4.125% 4/30/31 (b)		600,000	531,441
Spectrum Brands Holdings, Inc.:
3.875% 3/15/31 (b)		2,500,000	2,137,500
5.5% 7/15/30 (b)		1,000,000	924,400
The Clorox Co. 4.6% 5/1/32		3,115,000	3,208,009
			6,801,350
Personal Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		110,000	109,693
GSK Consumer Healthcare Capital 2.125% 3/29/34 (Reg. S)	EUR	700,000	696,284
			805,977
Tobacco - 0.1%
Altria Group, Inc.:
2.45% 2/4/32		6,000,000	4,837,592
3.4% 2/4/41		5,970,000	4,346,249
4.25% 8/9/42		490,000	393,489
BAT Capital Corp.:
3.215% 9/6/26		740,000	706,747
3.557% 8/15/27		2,540,000	2,392,246
4.39% 8/15/37		1,000,000	854,004
4.54% 8/15/47		11,635,000	9,109,020
4.7% 4/2/27		325,000	322,765
5.65% 3/16/52		3,000,000	2,702,656
BAT International Finance PLC:
2.25% 6/26/28 (Reg. S)	GBP	3,970,000	4,319,973
3.95% 6/15/25 (b)		6,600,000	6,557,176
4.448% 3/16/28		8,700,000	8,462,042
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)		4,250,000	4,159,277
4.25% 7/21/25 (b)		1,500,000	1,488,863
Philip Morris International, Inc.:
1.125% 5/1/23		955,000	943,089
3.875% 8/21/42		730,000	602,032
Reynolds American, Inc. 5.7% 8/15/35		635,000	629,695
			52,826,915
TOTAL CONSUMER STAPLES			292,438,923
ENERGY - 1.1%
Energy Equipment & Services - 0.0%
Halliburton Co.:
4.75% 8/1/43		445,000	418,290
6.7% 9/15/38		170,000	195,021
Precision Drilling Corp. 7.125% 1/15/26 (b)		115,000	114,968
Technip Energies NV 1.125% 5/28/28	EUR	855,000	756,073
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (b)		1,010,250	1,000,147
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		112,500	106,875
Transocean Proteus Ltd. 6.25% 12/1/24 (b)		2,000,000	1,940,000
Transocean, Inc. 11.5% 1/30/27 (b)		140,000	139,650
			4,671,024
Oil, Gas & Consumable Fuels - 1.1%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (b)		125,000	127,500
Aker BP ASA 2.875% 1/15/26 (b)		7,120,000	6,811,949
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (b)		1,250,000	1,253,175
7.875% 5/15/26 (b)		1,225,000	1,295,879
Antero Resources Corp. 8.375% 7/15/26 (b)		1,104,000	1,200,600
Apache Corp.:
4.25% 1/15/30		575,000	555,048
5.25% 2/1/42		210,000	187,425
Cenovus Energy, Inc.:
3.75% 2/15/52		2,745,000	2,200,629
5.25% 6/15/37		3,195,000	3,237,101
Cheniere Energy Partners LP:
3.25% 1/31/32 (b)		115,000	100,533
4% 3/1/31		220,000	203,225
Chesapeake Energy Corp.:
5.5% 2/1/26 (b)		330,000	334,972
5.875% 2/1/29 (b)		105,000	107,659
Chevron Corp. 2.355% 12/5/22		840,000	840,752
CNX Midstream Partners LP 4.75% 4/15/30 (b)		45,000	40,128
Colgate Energy Partners III LLC 5.875% 7/1/29 (b)		60,000	57,600
Columbia Pipeline Group, Inc. 4.5% 6/1/25		1,418,000	1,454,082
Comstock Resources, Inc. 6.75% 3/1/29 (b)		130,000	129,817
ConocoPhillips Co. 3.758% 3/15/42 (b)		425,000	392,797
Continental Resources, Inc.:
2.875% 4/1/32 (b)		5,280,000	4,426,330
5.75% 1/15/31 (b)		770,000	791,545
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25		1,657,000	1,642,916
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)		40,000	39,410
CVR Energy, Inc.:
5.25% 2/15/25 (b)		330,000	324,258
5.75% 2/15/28 (b)		40,000	37,998
DCP Midstream Operating LP:
3.875% 3/15/23		17,626,000	17,611,139
5.125% 5/15/29		355,000	355,036
5.375% 7/15/25		345,000	353,618
5.6% 4/1/44		3,773,000	3,363,771
5.625% 7/15/27		260,000	268,668
5.85% 5/21/43 (b)(c)		16,392,000	14,383,980
Devon Energy Corp. 5.6% 7/15/41		800,000	842,297
Diamondback Energy, Inc.:
3.125% 3/24/31		3,675,000	3,332,562
3.25% 12/1/26		4,500,000	4,453,128
3.5% 12/1/29		3,250,000	3,071,528
Ecopetrol SA:
5.875% 9/18/23		2,218,000	2,265,133
6.875% 4/29/30		1,534,000	1,545,505
EG Global Finance PLC:
4.375% 2/7/25 (Reg. S)	EUR	4,000,000	4,046,837
6.25% 10/30/25 (Reg. S)	EUR	5,600,000	5,771,405
6.75% 2/7/25 (b)		220,000	214,225
8.5% 10/30/25 (b)		380,000	380,296
Enbridge, Inc.:
4% 10/1/23		3,799,000	3,839,786
4.25% 12/1/26		1,943,000	1,962,544
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (b)		180,000	183,569
6.625% 7/15/25 (b)		45,000	46,526
Energean Israel Finance Ltd.:
4.5% 3/30/24 (Reg. S) (b)		900,000	882,450
4.875% 3/30/26 (Reg. S) (b)		776,000	731,380
5.375% 3/30/28 (Reg. S) (b)		1,395,000	1,290,375
Energy Transfer LP:
3.75% 5/15/30		2,964,000	2,756,162
3.9% 5/15/24 (c)		1,210,000	1,209,036
3.9% 7/15/26		955,000	936,455
4.2% 9/15/23		1,452,000	1,469,587
4.25% 3/15/23		1,373,000	1,380,905
4.5% 4/15/24		1,723,000	1,746,716
4.75% 1/15/26		850,000	863,544
4.95% 6/15/28		4,954,000	5,023,952
5% 5/15/50		11,610,000	10,449,464
5.15% 3/15/45		2,260,000	2,025,301
5.25% 4/15/29		2,803,000	2,868,382
5.3% 4/15/47		225,000	205,739
5.35% 5/15/45		3,365,000	3,082,487
5.4% 10/1/47		10,546,000	9,707,349
5.8% 6/15/38		2,762,000	2,723,432
6% 6/15/48		2,369,000	2,342,162
6.25% 4/15/49		1,925,000	1,964,122
6.625% 10/15/36		900,000	954,642
EnLink Midstream LLC 5.625% 1/15/28 (b)		220,000	218,625
Enterprise Products Operating LP:
3.125% 7/31/29		880,000	824,747
4.85% 3/15/44		2,665,000	2,587,206
EOG Resources, Inc. 3.9% 4/1/35		205,000	196,475
EQM Midstream Partners LP:
6.5% 7/1/27 (b)		125,000	125,000
6.5% 7/15/48		220,000	187,550
7.5% 6/1/27 (b)		290,000	290,000
7.5% 6/1/30 (b)		100,000	100,000
EQT Corp.:
3.9% 10/1/27		180,000	173,500
5% 1/15/29		595,000	590,378
Equinor ASA:
3.7% 4/6/50		920,000	832,648
3.95% 5/15/43		300,000	279,824
Exxon Mobil Corp. 4.114% 3/1/46		705,000	681,779
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34		288,258	252,223
2.16% 3/31/34 (b)		542,886	475,020
Gulfstream Natural Gas System LLC 6.19% 11/1/25 (b)		3,640,000	3,895,704
Hess Corp.:
4.3% 4/1/27		1,117,000	1,114,539
5.6% 2/15/41		2,846,000	2,899,055
5.8% 4/1/47		4,517,000	4,753,723
7.125% 3/15/33		1,335,000	1,542,665
7.3% 8/15/31		1,849,000	2,144,833
7.875% 10/1/29		5,583,000	6,602,364
Hess Midstream Partners LP:
5.125% 6/15/28 (b)		110,000	108,612
5.5% 10/15/30 (b)		50,000	49,320
5.625% 2/15/26 (b)		669,000	683,049
Hilcorp Energy I LP/Hilcorp Finance Co.:
6% 4/15/30 (b)		965,000	938,463
6.25% 4/15/32 (b)		950,000	926,098
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (b)		375,000	352,453
6.375% 4/15/27 (b)		90,000	89,895
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		1,220,000	935,130
5.375% 4/24/30 (Reg. S)		200,000	185,413
Kinder Morgan Energy Partners LP 4.15% 2/1/24		425,000	429,614
Lundin Energy Finance BV 3.1% 7/15/31 (b)		2,295,000	2,020,606
Magellan Midstream Partners LP:
3.95% 3/1/50		1,150,000	965,000
4.2% 10/3/47		795,000	684,813
4.25% 9/15/46		190,000	165,208
Marathon Petroleum Corp. 3.8% 4/1/28		5,590,000	5,413,996
MEG Energy Corp.:
5.875% 2/1/29 (b)		300,000	299,286
7.125% 2/1/27 (b)		220,000	230,252
MPLX LP:
2.65% 8/15/30		1,125,000	976,892
4.125% 3/1/27		505,000	500,075
4.5% 7/15/23		160,000	161,898
4.5% 4/15/38		1,125,000	1,042,422
4.7% 4/15/48		1,860,000	1,659,268
4.8% 2/15/29		2,965,000	3,006,133
4.875% 12/1/24		2,489,000	2,546,665
5.2% 3/1/47		3,275,000	3,112,001
5.5% 2/15/49		4,516,000	4,502,518
New Fortress Energy, Inc. 6.5% 9/30/26 (b)		535,000	520,988
Occidental Petroleum Corp.:
3.5% 8/15/29		195,000	188,443
4.1% 2/15/47		265,000	228,545
4.2% 3/15/48		125,000	109,187
4.3% 8/15/39		70,000	63,350
4.4% 4/15/46		200,000	180,000
4.4% 8/15/49		240,000	212,140
5.55% 3/15/26		7,558,000	7,872,110
6.2% 3/15/40		65,000	68,575
6.45% 9/15/36		4,545,000	5,084,355
6.6% 3/15/46		6,475,000	7,316,750
7.5% 5/1/31		8,596,000	10,306,647
7.875% 9/15/31		40,000	48,436
8.875% 7/15/30		145,000	181,105
ONEOK Partners LP 6.65% 10/1/36		400,000	424,522
ONEOK, Inc.:
3.1% 3/15/30		2,835,000	2,525,614
4.45% 9/1/49		8,400,000	7,101,103
4.95% 7/13/47		1,165,000	1,047,979
Ovintiv Exploration, Inc. 5.375% 1/1/26		310,000	320,758
Ovintiv, Inc.:
5.15% 11/15/41		3,000,000	2,850,105
8.125% 9/15/30		6,179,000	7,255,163
Parsley Energy LLC/Parsley Finance Corp. 5.625% 10/15/27 (b)		1,920,000	1,893,040
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		190,000	168,450
9.25% 5/15/25 (b)		475,000	493,406
Petrobras Global Finance BV:
5.6% 1/3/31		1,700,000	1,673,225
5.75% 2/1/29		635,000	642,660
6.25% 12/14/26	GBP	800,000	1,031,896
7.375% 1/17/27		557,000	601,560
Petroleos Mexicanos:
3.75% 2/21/24 (Reg. S)	EUR	2,300,000	2,446,480
4.75% 2/26/29 (Reg. S)	EUR	3,400,000	3,097,997
5.35% 2/12/28		253,000	222,488
5.95% 1/28/31		1,640,000	1,363,004
6.5% 3/13/27		37,757,000	36,017,913
6.5% 1/23/29		1,190,000	1,075,760
6.75% 9/21/47		11,150,000	7,991,205
6.84% 1/23/30		9,212,000	8,244,740
7.69% 1/23/50		85,755,000	66,460,125
Petronas Capital Ltd.:
2.48% 1/28/32 (b)		200,000	173,340
3.5% 4/21/30 (b)		1,700,000	1,630,836
Phillips 66 Co.:
2.15% 12/15/30		300,000	253,560
3.75% 3/1/28 (b)		595,000	580,342
4.9% 10/1/46 (b)		750,000	742,545
Pioneer Natural Resources Co.:
1.9% 8/15/30		1,570,000	1,317,490
2.15% 1/15/31		325,000	276,218
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		3,784,000	3,500,408
3.6% 11/1/24		1,877,000	1,867,684
3.8% 9/15/30		260,000	239,731
5.15% 6/1/42		4,285,000	3,782,030
PT Pertamina Persero 3.1% 8/27/30 (b)		600,000	540,816
Qatar Petroleum:
1.375% 9/12/26 (b)		1,000,000	921,250
2.25% 7/12/31 (Reg. S)		620,000	550,250
3.125% 7/12/41 (b)		1,145,000	955,216
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)		1,331,000	1,167,953
4.95% 7/15/29 (b)		2,375,000	2,249,137
SA Global Sukuk Ltd. 1.602% 6/17/26 (Reg. S)		200,000	185,250
Sabine Pass Liquefaction LLC 4.5% 5/15/30		9,948,000	9,914,127
Santos Finance Ltd. 3.649% 4/29/31 (b)		4,800,000	4,134,360
Saudi Arabian Oil Co. 1.625% 11/24/25 (Reg. S)		800,000	750,000
Schlumberger Investment SA 3.65% 12/1/23		210,000	212,335
Shell International Finance BV 3.25% 5/11/25		1,465,000	1,472,902
SM Energy Co. 6.625% 1/15/27		300,000	301,509
Spectra Energy Partners LP 4.75% 3/15/24		6,000,000	6,126,592
Suncor Energy, Inc.:
3.75% 3/4/51		2,140,000	1,826,302
6.8% 5/15/38		350,000	409,944
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		255,000	237,405
5.875% 3/15/28		55,000	54,975
6% 4/15/27		420,000	428,423
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 12/31/30 (b)		2,450,000	2,206,348
6% 9/1/31 (b)		225,000	198,411
Targa Resources Corp. 4.2% 2/1/33		475,000	449,781
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.5% 3/1/30		55,000	54,831
The Williams Companies, Inc.:
3.5% 11/15/30		10,592,000	9,848,375
3.7% 1/15/23		2,512,000	2,523,510
3.75% 6/15/27		1,635,000	1,603,374
4.85% 3/1/48		100,000	95,295
4.9% 1/15/45		560,000	524,906
Total Capital International SA:
2.7% 1/25/23		1,375,000	1,374,551
2.829% 1/10/30		800,000	746,977
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		2,185,000	2,022,385
4.6% 3/15/48		350,000	326,592
TransMontaigne Partners LP 6.125% 2/15/26		233,000	227,664
Valero Energy Corp. 4% 4/1/29		1,120,000	1,090,420
Var Energi ASA 5% 5/18/27 (b)		5,410,000	5,443,604
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)		340,000	321,667
3.875% 11/1/33 (b)		115,000	104,363
4.125% 8/15/31 (b)		335,000	314,063
Western Gas Partners LP:
3.95% 6/1/25		1,126,000	1,103,480
4.55% 2/1/30		785,000	750,358
4.65% 7/1/26		2,085,000	2,079,788
4.75% 8/15/28		1,465,000	1,450,702
			482,445,660
TOTAL ENERGY			487,116,684
FINANCIALS - 4.1%
Banks - 2.1%
ABN AMRO Bank NV 2.47% 12/13/29 (b)(c)		3,000,000	2,625,871
AIB Group PLC:
1.875% 11/19/29 (Reg. S) (c)	EUR	1,510,000	1,538,224
2.25% 4/4/28 (Reg. S) (c)	EUR	1,900,000	1,965,927
2.875% 5/30/31 (Reg. S) (c)	EUR	400,000	405,244
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (c)	EUR	390,000	367,024
Banco Santander SA 3.49% 5/28/30		1,000,000	911,859
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(g)		1,554,000	1,477,428
1.658% 3/11/27 (c)		8,135,000	7,448,106
1.734% 7/22/27 (c)		13,095,000	11,922,974
1.922% 10/24/31 (c)		3,580,000	2,955,671
2.087% 6/14/29 (c)		7,865,000	6,931,420
2.496% 2/13/31 (c)		11,055,000	9,740,078
2.572% 10/20/32 (c)		860,000	737,558
2.592% 4/29/31 (c)		2,295,000	2,015,774
2.651% 3/11/32 (c)		16,000,000	13,939,094
2.676% 6/19/41 (c)		3,550,000	2,735,738
2.687% 4/22/32 (c)		3,580,000	3,119,976
2.972% 2/4/33 (c)		3,660,000	3,247,927
3.004% 12/20/23 (c)		3,865,000	3,864,009
3.093% 10/1/25 (c)		746,000	733,666
3.3% 1/11/23		3,572,000	3,596,464
3.419% 12/20/28 (c)		8,640,000	8,257,847
3.5% 4/19/26		5,358,000	5,317,827
3.95% 4/21/25		12,493,000	12,576,726
3.97% 3/5/29 (c)		10,565,000	10,346,260
4% 1/22/25		43,905,000	44,107,256
4.078% 4/23/40 (c)		7,865,000	7,320,766
4.1% 7/24/23		13,989,000	14,273,214
4.2% 8/26/24		2,028,000	2,061,022
4.25% 10/22/26		10,727,000	10,846,593
4.271% 7/23/29 (c)		3,660,000	3,635,098
4.45% 3/3/26		2,065,000	2,089,930
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (c)	EUR	2,365,000	2,258,159
2.029% 9/30/27 (b)(c)		1,400,000	1,236,144
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 1.7927% 7/20/22 (b)(c)(g)		8,041,000	8,041,786
Barclays PLC:
2.645% 6/24/31 (c)		2,215,000	1,883,622
2.667% 3/10/32 (c)		10,165,000	8,529,976
2.852% 5/7/26 (c)		10,143,000	9,754,572
4.337% 1/10/28		250,000	246,214
4.836% 5/9/28		6,667,000	6,581,747
4.95% 1/10/47		1,435,000	1,422,544
4.972% 5/16/29 (c)		15,000,000	15,128,048
5.088% 6/20/30 (c)		13,438,000	13,233,405
5.2% 5/12/26		1,701,000	1,728,757
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.000% 1.323% 1/13/27 (b)(c)(g)		9,875,000	8,820,523
2.159% 9/15/29 (b)(c)		1,870,000	1,609,095
2.219% 6/9/26 (b)(c)		9,163,000	8,611,119
2.5% 3/31/32 (Reg. S) (c)	EUR	1,400,000	1,430,746
3.132% 1/20/33 (b)(c)		3,670,000	3,159,746
BPCE SA 1.5% 1/13/42 (Reg. S) (c)	EUR	1,200,000	1,152,568
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (c)(g)		4,710,000	4,532,970
1.281% 11/3/25 (c)		995,000	937,210
1.462% 6/9/27 (c)		4,910,000	4,419,173
2.014% 1/25/26 (c)		1,525,000	1,451,325
2.561% 5/1/32 (c)		3,940,000	3,372,581
2.572% 6/3/31 (c)		5,155,000	4,478,280
2.666% 1/29/31 (c)		18,595,000	16,357,050
2.904% 11/3/42 (c)		470,000	364,298
3.057% 1/25/33 (c)		800,000	706,963
3.07% 2/24/28 (c)		1,565,000	1,492,327
3.352% 4/24/25 (c)		600,000	595,969
3.785% 3/17/33 (c)		1,730,000	1,626,216
4.075% 4/23/29 (c)		26,430,000	25,942,273
4.3% 11/20/26		2,129,000	2,136,613
4.4% 6/10/25		17,376,000	17,564,526
4.412% 3/31/31 (c)		13,726,000	13,561,977
4.45% 9/29/27		4,630,000	4,642,274
4.6% 3/9/26		3,500,000	3,548,610
4.65% 7/30/45		350,000	343,004
4.75% 5/18/46		10,000,000	9,548,740
4.91% 5/24/33 (c)		2,065,000	2,120,597
5.5% 9/13/25		8,267,000	8,648,136
Citizens Financial Group, Inc. 2.638% 9/30/32		9,574,000	7,860,226
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)		3,419,000	3,105,656
Danske Bank A/S 2.25% 1/14/28 (Reg. S) (c)	GBP	980,000	1,150,653
DNB Bank ASA 1.605% 3/30/28 (b)(c)		4,905,000	4,339,624
First Citizens Bank & Trust Co.:
3.929% 6/19/24 (c)		1,375,000	1,381,428
6.125% 3/9/28		4,840,000	5,177,763
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)		145,000	134,150
HSBC Holdings PLC:
0.976% 5/24/25 (c)		235,000	221,767
1.589% 5/24/27 (c)		860,000	769,319
2.013% 9/22/28 (c)		5,985,000	5,240,166
2.099% 6/4/26 (c)		2,295,000	2,156,665
2.206% 8/17/29 (c)		6,795,000	5,887,994
2.804% 5/24/32 (c)		1,665,000	1,413,619
4.041% 3/13/28 (c)		3,380,000	3,294,726
4.25% 3/14/24		1,872,000	1,894,231
4.292% 9/12/26 (c)		3,000,000	2,989,122
4.755% 6/9/28 (c)		2,640,000	2,640,000
4.95% 3/31/30		1,855,000	1,876,059
ING Groep NV 1.726% 4/1/27 (c)		5,935,000	5,360,274
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)		31,005,000	30,832,543
5.71% 1/15/26 (b)		10,048,000	10,121,276
Japan Bank International Cooperation 3.25% 7/20/23		400,000	403,679
JPMorgan Chase & Co.:
1.47% 9/22/27 (c)		4,565,000	4,111,647
1.578% 4/22/27 (c)		3,395,000	3,108,162
1.764% 11/19/31 (c)		4,860,000	3,983,868
2.005% 3/13/26 (c)		7,285,000	6,928,069
2.522% 4/22/31 (c)		2,225,000	1,959,683
2.525% 11/19/41 (c)		22,775,000	17,020,005
2.545% 11/8/32 (c)		5,570,000	4,803,182
2.58% 4/22/32 (c)		9,159,000	7,988,132
2.739% 10/15/30 (c)		6,665,000	6,024,082
2.947% 2/24/28 (c)		2,035,000	1,936,078
2.956% 5/13/31 (c)		5,386,000	4,806,317
2.963% 1/25/33 (c)		2,894,000	2,583,703
3.509% 1/23/29 (c)		4,150,000	3,998,906
3.875% 9/10/24		250,000	253,192
3.882% 7/24/38 (c)		4,490,000	4,206,792
3.964% 11/15/48 (c)		1,270,000	1,145,726
4.005% 4/23/29 (c)		2,290,000	2,253,589
4.125% 12/15/26		4,475,000	4,499,994
Lloyds Banking Group PLC:
1.627% 5/11/27 (c)		2,000,000	1,803,328
1.985% 12/15/31 (c)	GBP	665,000	754,453
2.907% 11/7/23 (c)		6,555,000	6,548,166
3.75% 3/18/28 (c)		875,000	850,031
3.87% 7/9/25 (c)		5,375,000	5,377,544
4.375% 3/22/28		1,365,000	1,359,525
NatWest Group PLC:
3.073% 5/22/28 (c)		5,799,000	5,403,577
3.619% 3/29/29 (Reg. S) (c)	GBP	900,000	1,112,461
3.622% 8/14/30 (Reg. S) (c)	GBP	1,900,000	2,321,167
4.269% 3/22/25 (c)		7,301,000	7,317,150
4.8% 4/5/26		15,438,000	15,632,093
5.125% 5/28/24		25,198,000	25,588,501
6% 12/19/23		40,605,000	41,908,475
6.1% 6/10/23		35,526,000	36,284,135
6.125% 12/15/22		5,889,000	5,981,993
NatWest Markets PLC 2.375% 5/21/23 (b)		10,828,000	10,732,236
Peoples United Bank 4% 7/15/24		40,000	40,405
PNC Financial Services Group, Inc. 3.9% 4/29/24		375,000	380,294
Rabobank Nederland 4.375% 8/4/25		7,713,000	7,750,432
Santander UK Group Holdings PLC:
1.089% 3/15/25 (c)		6,685,000	6,330,117
1.673% 6/14/27 (c)		6,825,000	6,103,138
4.796% 11/15/24 (c)		4,025,000	4,084,001
Societe Generale:
1.488% 12/14/26 (b)(c)		9,875,000	8,824,448
2.797% 1/19/28 (b)(c)		1,835,000	1,672,270
3.337% 1/21/33 (b)(c)		1,315,000	1,119,069
4.25% 4/14/25 (b)		21,901,000	21,876,424
4.75% 11/24/25 (b)		830,000	830,807
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23		250,000	252,773
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (c)	EUR	1,880,000	1,806,670
3.127% 6/3/32 (b)(c)		2,515,000	2,074,017
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (c)	GBP	600,000	758,490
Wells Fargo & Co.:
2.164% 2/11/26 (c)		7,535,000	7,201,009
2.188% 4/30/26 (c)		4,250,000	4,041,803
2.406% 10/30/25 (c)		5,834,000	5,655,936
2.572% 2/11/31 (c)		760,000	675,260
2.879% 10/30/30 (c)		23,750,000	21,608,679
3.35% 3/2/33 (c)		8,765,000	8,085,827
3.526% 3/24/28 (c)		8,796,000	8,551,435
4.125% 8/15/23		280,000	284,577
4.3% 7/22/27		21,880,000	21,993,913
4.478% 4/4/31 (c)		15,500,000	15,649,961
4.65% 11/4/44		1,335,000	1,272,978
5.013% 4/4/51 (c)		3,500,000	3,664,010
Westpac Banking Corp. 4.11% 7/24/34 (c)		4,937,000	4,628,517
			942,386,616
Capital Markets - 1.1%
Affiliated Managers Group, Inc. 4.25% 2/15/24		1,847,000	1,875,093
Ares Capital Corp.:
3.875% 1/15/26		13,816,000	13,212,794
4.2% 6/10/24		12,032,000	12,077,085
Bank of New York Mellon Corp. 1.6% 4/24/25		525,000	500,933
Cboe Global Markets, Inc. 3% 3/16/32		3,560,000	3,275,418
Charles Schwab Corp. 2.9% 3/3/32		3,115,000	2,813,737
Coinbase Global, Inc.:
3.375% 10/1/28 (b)		285,000	208,332
3.625% 10/1/31 (b)		615,000	415,125
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)		6,900,000	6,051,369
2.125% 10/13/26 (Reg. S) (c)	EUR	1,400,000	1,453,937
2.125% 11/15/29 (Reg. S) (c)	GBP	700,000	761,634
2.193% 6/5/26 (b)(c)		4,965,000	4,597,410
2.593% 9/11/25 (b)(c)		13,060,000	12,493,268
3.091% 5/14/32 (b)(c)		14,260,000	11,958,760
3.75% 3/26/25		15,667,000	15,521,050
4.194% 4/1/31 (b)(c)		13,355,000	12,372,037
4.282% 1/9/28 (b)		1,250,000	1,202,252
4.55% 4/17/26		7,159,000	7,150,938
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (c)	EUR	600,000	641,270
4% 6/24/32 (Reg. S) (c)	EUR	1,300,000	1,338,897
4.5% 4/1/25		13,996,000	13,889,694
Deutsche Bank AG New York Branch 3.3% 11/16/22		10,180,000	10,189,388
Goldman Sachs Group, Inc.:
1.217% 12/6/23		7,855,000	7,675,193
1.431% 3/9/27 (c)		15,505,000	14,008,797
1.948% 10/21/27 (c)		6,735,000	6,139,983
1.992% 1/27/32 (c)		7,350,000	6,037,623
2.383% 7/21/32 (c)		10,590,000	8,896,625
2.65% 10/21/32 (c)		2,130,000	1,825,826
3.102% 2/24/33 (c)		4,110,000	3,652,120
3.2% 2/23/23		2,275,000	2,285,105
3.814% 4/23/29 (c)		7,695,000	7,484,320
4.017% 10/31/38 (c)		6,495,000	6,105,696
4.223% 5/1/29 (c)		3,395,000	3,371,784
6.75% 10/1/37		50,954,000	59,574,852
Hightower Holding LLC 6.75% 4/15/29 (b)		350,000	295,325
Intercontinental Exchange, Inc.:
1.85% 9/15/32		3,475,000	2,822,498
3.75% 12/1/25		3,162,000	3,190,628
4.6% 3/15/33		1,120,000	1,141,940
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		65,000	60,775
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 2.625% 10/15/31		5,530,000	4,539,213
Jefferies Group, Inc. 2.75% 10/15/32		1,255,000	1,015,005
LPL Holdings, Inc. 4% 3/15/29 (b)		445,000	412,181
Macquarie Group Ltd.:
1.34% 1/12/27 (b)(c)		5,861,000	5,248,044
2.871% 1/14/33 (b)(c)		1,690,000	1,410,165
3.189% 11/28/23 (b)(c)		1,885,000	1,884,828
Morgan Stanley:
1.512% 7/20/27 (c)		10,390,000	9,393,488
1.794% 2/13/32 (c)		6,165,000	5,057,437
1.928% 4/28/32 (c)		8,405,000	6,920,190
2.239% 7/21/32 (c)		2,245,000	1,895,208
2.511% 10/20/32 (c)		4,050,000	3,480,475
2.699% 1/22/31 (c)		26,540,000	23,806,646
2.943% 1/21/33 (c)		7,640,000	6,802,814
3.125% 7/27/26		37,616,000	36,558,044
3.622% 4/1/31 (c)		13,084,000	12,462,636
3.7% 10/23/24		21,259,000	21,569,523
3.772% 1/24/29 (c)		3,945,000	3,844,989
3.875% 1/27/26		540,000	541,121
4% 7/23/25		1,000,000	1,010,163
4.35% 9/8/26		2,070,000	2,095,011
4.431% 1/23/30 (c)		2,525,000	2,539,233
5% 11/24/25		40,891,000	42,311,612
5.297% 4/20/37 (c)		1,980,000	1,997,412
MSCI, Inc. 3.25% 8/15/33 (b)		90,000	78,448
Nomura Holdings, Inc.:
2.608% 7/14/31		955,000	795,973
2.648% 1/16/25		1,075,000	1,042,945
S&P Global, Inc. 3.7% 3/1/52 (b)		1,035,000	922,947
State Street Corp.:
2.2% 3/3/31		12,290,000	10,367,411
2.901% 3/30/26 (c)		833,000	817,405
UBS AG London Branch 0.7% 8/9/24 (b)		1,495,000	1,415,344
UBS Group AG:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.580% 2.3649% 5/12/26 (b)(c)(g)		4,920,000	4,935,596
4.488% 5/12/26 (b)(c)		3,035,000	3,065,152
			488,806,170
Consumer Finance - 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		10,272,000	9,629,555
2.45% 10/29/26		3,749,000	3,352,289
2.875% 8/14/24		7,954,000	7,699,431
3% 10/29/28		11,826,000	10,376,469
3.15% 2/15/24		2,065,000	2,014,738
3.3% 1/30/32		4,200,000	3,543,964
4.125% 7/3/23		5,132,000	5,127,876
4.45% 4/3/26		4,282,000	4,189,517
4.875% 1/16/24		11,491,000	11,573,099
6.5% 7/15/25		4,320,000	4,509,217
Ally Financial, Inc.:
1.45% 10/2/23		2,261,000	2,209,971
3.05% 6/5/23		11,748,000	11,754,239
3.875% 5/21/24		6,322,000	6,354,884
5.125% 9/30/24		2,688,000	2,772,675
5.8% 5/1/25		6,894,000	7,207,467
American Express Co. 2.55% 3/4/27		3,110,000	2,956,292
Capital One Financial Corp.:
1.343% 12/6/24 (c)		4,720,000	4,555,334
3.65% 5/11/27		15,820,000	15,402,694
3.8% 1/31/28		7,795,000	7,547,890
Discover Financial Services:
3.95% 11/6/24		8,102,000	8,106,649
4.1% 2/9/27		645,000	639,263
4.5% 1/30/26		6,463,000	6,511,517
First Cash Financial Services, Inc. 5.625% 1/1/30 (b)		1,500,000	1,430,183
Ford Motor Credit Co. LLC:
2.9% 2/16/28		275,000	239,179
4% 11/13/30		345,000	310,500
4.063% 11/1/24		22,139,000	21,695,301
4.125% 8/17/27		185,000	175,288
4.271% 1/9/27		85,000	81,585
4.687% 6/9/25		180,000	177,502
5.113% 5/3/29		400,000	389,848
5.125% 6/16/25		135,000	134,954
5.584% 3/18/24		8,575,000	8,676,837
GE Capital International Funding Co. 4.418% 11/15/35		4,646,000	4,580,894
John Deere Capital Corp. 2.65% 6/24/24		615,000	613,109
OneMain Finance Corp.:
4% 9/15/30		500,000	424,600
5.375% 11/15/29		1,679,000	1,551,487
6.875% 3/15/25		1,165,000	1,184,013
Synchrony Financial:
2.85% 7/25/22		2,029,000	2,029,685
3.95% 12/1/27		8,719,000	8,315,173
4.25% 8/15/24		6,050,000	6,060,009
4.375% 3/19/24		7,165,000	7,222,176
5.15% 3/19/29		13,451,000	13,284,885
			216,612,238
Diversified Financial Services - 0.2%
1MDB Global Investments Ltd. 4.4% 3/9/23		2,500,000	2,435,938
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31		940,000	811,042
Athene Global Funding:
1.608% 6/29/26 (b)		3,350,000	2,982,449
2.717% 1/7/29 (b)		4,805,000	4,214,290
3.205% 3/8/27 (b)		1,485,000	1,390,651
Blackstone Private Credit Fund 4.875% 4/14/26	GBP	1,200,000	1,482,876
Brixmor Operating Partnership LP:
2.5% 8/16/31		1,470,000	1,208,476
4.05% 7/1/30		12,288,000	11,547,434
4.125% 6/15/26		5,706,000	5,678,077
4.125% 5/15/29		6,724,000	6,466,067
Equitable Holdings, Inc. 3.9% 4/20/23		827,000	833,705
Greystone Commercial Capital Trust 1 month U.S. LIBOR + 2.270% 3.1567% 5/31/25 (b)(c)(e)(g)		7,700,000	7,700,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27		140,000	134,575
6.25% 5/15/26		2,209,000	2,223,251
6.375% 12/15/25		205,000	205,052
Indian Railway Finance Corp. Ltd. 3.57% 1/21/32 (b)		1,010,000	892,146
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	1,145,000	970,980
M&G PLC 5.625% 10/20/51 (Reg. S) (c)	GBP	830,000	1,067,782
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)		8,593,000	8,671,335
Pine Street Trust I 4.572% 2/15/29 (b)		7,798,000	7,735,460
Pine Street Trust II 5.568% 2/15/49 (b)		7,800,000	7,885,451
Power Finance Corp. Ltd.:
1.841% 9/21/28 (Reg. S)	EUR	2,400,000	2,257,354
6.15% 12/6/28 (b)		3,050,000	3,228,806
Sasol Financing International PLC 4.5% 11/14/22		1,790,000	1,787,763
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		495,000	435,600
			84,246,560
Insurance - 0.2%
ACE INA Holdings, Inc.:
2.7% 3/13/23		145,000	145,963
3.15% 3/15/25		1,765,000	1,758,297
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (c)	EUR	395,000	359,497
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (b)		340,000	322,000
Aon Corp. 2.8% 5/15/30		3,670,000	3,292,262
Arch Capital Finance LLC 4.011% 12/15/26		3,820,000	3,851,503
Arthur J. Gallagher & Co. 3.05% 3/9/52		3,030,000	2,196,329
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50		120,000	89,412
1.777% 11/15/30		870,000	722,348
Berkshire Hathaway Finance Corp. 3.85% 3/15/52		4,665,000	4,253,748
CNA Financial Corp.:
3.9% 5/1/29		1,400,000	1,350,992
3.95% 5/15/24		1,400,000	1,413,971
Credit Agricole Assurances SA 4.75% 9/27/48 (c)	EUR	1,200,000	1,331,739
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		3,225,000	3,136,700
Everest Reinsurance Holdings, Inc. 3.5% 10/15/50		1,225,000	967,997
Fairfax Financial Holdings Ltd. 3.375% 3/3/31		4,595,000	4,097,446
Farmers Exchange Capital II 6.151% 11/1/53 (b)(c)		1,500,000	1,635,392
Farmers Exchange Capital III 5.454% 10/15/54 (b)(c)		3,335,000	3,451,911
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (c)	EUR	500,000	525,272
Five Corners Funding Trust II 2.85% 5/15/30 (b)		12,846,000	11,432,212
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		9,380,000	9,444,321
Lincoln National Corp.:
3.05% 1/15/30		130,000	118,603
4.35% 3/1/48		165,000	147,768
6.3% 10/9/37		110,000	125,304
Markel Corp.:
3.45% 5/7/52		690,000	539,361
4.15% 9/17/50		445,000	390,174
4.3% 11/1/47		650,000	585,484
Marsh & McLennan Companies, Inc.:
2.25% 11/15/30		1,940,000	1,680,823
3.5% 6/3/24		1,140,000	1,146,785
Nationwide Mutual Insurance Co. 3 month U.S. LIBOR + 2.290% 3.116% 12/15/24 (b)(c)(g)		5,490,000	5,492,538
New York Life Insurance Co. 3.75% 5/15/50 (b)		2,630,000	2,245,637
Pricoa Global Funding I 5.375% 5/15/45 (c)		5,278,000	5,148,394
Protective Life Global Funding 1.9% 7/6/28 (b)		2,595,000	2,286,013
Prudential PLC 2.95% 11/3/33 (Reg. S) (c)		2,100,000	1,845,228
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (c)	GBP	950,000	1,037,975
6.75% 12/2/44 (Reg. S) (c)		2,025,000	2,057,906
Ryan Specialty Group LLC 4.375% 2/1/30 (b)		165,000	148,514
SunAmerica, Inc.:
3.85% 4/5/29 (b)		2,590,000	2,485,473
3.9% 4/5/32 (b)		6,248,000	5,936,590
4.35% 4/5/42 (b)		701,000	636,457
4.4% 4/5/52 (b)		2,074,000	1,856,058
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)		3,200,000	3,136,000
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (b)		3,310,000	2,579,167
4.375% 9/15/54 (b)(c)		2,100,000	2,079,663
The Chubb Corp. 6% 5/11/37		130,000	154,326
Unum Group:
4% 6/15/29		5,961,000	5,771,131
5.75% 8/15/42		2,238,000	2,169,523
Willis Group North America, Inc. 2.95% 9/15/29		4,385,000	3,922,269
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (c)		900,000	756,000
			112,258,476
Thrifts & Mortgage Finance - 0.0%
Home Point Capital, Inc. 5% 2/1/26 (b)		275,000	225,836
Nationstar Mortgage Holdings, Inc. 6% 1/15/27 (b)		500,000	484,950
Nationwide Building Society:
3.766% 3/8/24 (b)(c)		1,970,000	1,972,716
4.363% 8/1/24 (b)(c)		2,510,000	2,532,894
PennyMac Financial Services, Inc. 4.25% 2/15/29 (b)		1,200,000	990,000
			6,206,396
TOTAL FINANCIALS			1,850,516,456
HEALTH CARE - 0.9%
Biotechnology - 0.1%
AbbVie, Inc.:
3.25% 10/1/22		2,670,000	2,672,669
4.05% 11/21/39		18,245,000	16,977,559
4.25% 11/21/49		2,715,000	2,541,456
4.4% 11/6/42		3,405,000	3,245,628
4.55% 3/15/35		400,000	404,204
4.7% 5/14/45		4,525,000	4,487,443
4.875% 11/14/48		335,000	339,447
Amgen, Inc.:
2.6% 8/19/26		3,835,000	3,692,870
2.8% 8/15/41		1,870,000	1,440,561
4.4% 5/1/45		1,450,000	1,382,677
4.4% 2/22/62		1,565,000	1,423,274
4.663% 6/15/51		120,000	117,924
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		494,000	390,522
Gilead Sciences, Inc. 4.5% 2/1/45		565,000	541,060
Grifols Escrow Issuer SA 4.75% 10/15/28 (b)		1,800,000	1,644,750
			41,302,044
Health Care Equipment & Supplies - 0.0%
Alcon Finance Corp.:
2.6% 5/27/30 (b)		2,185,000	1,900,022
3% 9/23/29 (b)		4,500,000	4,074,093
Avantor Funding, Inc.:
3.875% 7/15/28 (Reg. S)	EUR	2,500,000	2,541,440
4.625% 7/15/28 (b)		380,000	369,941
Becton, Dickinson & Co.:
1.957% 2/11/31		3,000,000	2,481,597
2.823% 5/20/30		1,695,000	1,522,166
3.7% 6/6/27		118,000	116,998
3.734% 12/15/24		1,734,000	1,747,795
Coloplast Finance BV 2.75% 5/19/30 (Reg. S)	EUR	950,000	1,028,325
Fresenius U.S. Finance II, Inc. 4.5% 1/15/23 (b)		4,787,000	4,815,339
Hologic, Inc. 3.25% 2/15/29 (b)		225,000	202,500
Mozart Debt Merger Sub, Inc.:
3.875% 4/1/29 (b)		2,100,000	1,895,250
5.25% 10/1/29 (b)		425,000	376,214
Stryker Corp.:
3.375% 5/15/24		535,000	538,962
3.375% 11/1/25		430,000	427,356
3.5% 3/15/26		675,000	674,729
3.65% 3/7/28		4,060,000	3,992,975
Teleflex, Inc. 4.25% 6/1/28 (b)		60,000	57,621
			28,763,323
Health Care Providers & Services - 0.5%
180 Medical, Inc. 3.875% 10/15/29 (b)		200,000	181,989
AHS Hospital Corp. 2.78% 7/1/51		315,000	229,959
AmerisourceBergen Corp. 2.7% 3/15/31		5,980,000	5,282,345
Anthem, Inc.:
3.125% 5/15/50		3,750,000	2,956,324
3.3% 1/15/23		3,395,000	3,414,415
3.65% 12/1/27		2,900,000	2,878,727
4.625% 5/15/42		1,220,000	1,216,590
Ascension Health:
2.532% 11/15/29		295,000	266,358
3.106% 11/15/39		610,000	521,184
BayCare Health System, Inc. 3.831% 11/15/50		2,320,000	2,149,091
Centene Corp.:
2.45% 7/15/28		7,280,000	6,537,076
2.625% 8/1/31		2,980,000	2,547,736
3% 10/15/30		7,638,000	6,808,513
3.375% 2/15/30		5,670,000	5,202,225
4.25% 12/15/27		5,825,000	5,795,875
4.625% 12/15/29		7,750,000	7,637,935
Children's Health System of Texas 2.511% 8/15/50		360,000	250,844
Childrens Hospital Corp. 4.115% 1/1/47		265,000	253,070
Cigna Corp.:
2.4% 3/15/30		4,045,000	3,573,982
3.25% 4/15/25		355,000	352,478
3.4% 3/15/50		1,735,000	1,382,557
3.4% 3/15/51		4,490,000	3,587,858
4.375% 10/15/28		14,599,000	14,823,033
4.5% 2/25/26		4,665,000	4,791,060
4.8% 7/15/46		2,375,000	2,355,577
CommonSpirit Health:
2.76% 10/1/24		575,000	564,274
2.782% 10/1/30		695,000	611,805
3.347% 10/1/29		1,500,000	1,389,983
4.35% 11/1/42		2,500,000	2,253,085
Community Health Systems, Inc. 4.75% 2/15/31 (b)		560,000	451,781
CVS Health Corp.:
2.7% 8/21/40		9,385,000	7,119,564
3.625% 4/1/27		2,341,000	2,331,265
4.3% 3/25/28		653,000	661,137
4.78% 3/25/38		1,320,000	1,313,401
5.05% 3/25/48		8,960,000	9,126,607
5.125% 7/20/45		1,565,000	1,592,423
5.3% 12/5/43		905,000	936,269
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (b)		1,900,000	1,557,183
4.625% 6/1/30 (b)		125,000	108,594
Encompass Health Corp. 4.625% 4/1/31		1,808,000	1,602,340
Fresenius Medical Care U.S. Finance III, Inc. 1.875% 12/1/26 (b)		660,000	596,027
HCA Holdings, Inc.:
2.375% 7/15/31		1,040,000	868,140
3.125% 3/15/27 (b)		1,050,000	999,668
3.5% 9/1/30		525,000	478,733
3.5% 7/15/51		5,320,000	3,974,505
3.625% 3/15/32 (b)		2,095,000	1,913,349
4.125% 6/15/29		5,911,000	5,726,127
4.625% 3/15/52 (b)		1,565,000	1,378,004
5% 3/15/24		875,000	897,398
5.25% 6/15/49		5,250,000	5,062,696
5.375% 2/1/25		305,000	315,141
5.625% 9/1/28		2,000,000	2,095,520
5.875% 2/15/26		1,135,000	1,191,750
7.75% 7/15/36		2,700,000	3,290,625
HealthEquity, Inc. 4.5% 10/1/29 (b)		45,000	41,963
Humana, Inc.:
2.15% 2/3/32		670,000	557,056
3.125% 8/15/29		2,600,000	2,425,672
3.7% 3/23/29		2,425,000	2,369,340
Kaiser Foundation Hospitals:
2.81% 6/1/41		6,695,000	5,334,880
3.002% 6/1/51		975,000	755,540
4.15% 5/1/47		200,000	191,023
Laboratory Corp. of America Holdings 3.6% 2/1/25		810,000	810,087
MEDNAX, Inc. 5.375% 2/15/30 (b)		170,000	149,348
Memorial Sloan-Kettring Cancer Center:
2.955% 1/1/50		290,000	226,434
4.2% 7/1/55		140,000	132,293
5% 7/1/42		225,000	240,814
Methodist Hospital 2.705% 12/1/50		820,000	594,405
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		1,787,000	1,616,504
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)		6,245,000	5,756,017
3.875% 5/15/32 (b)		155,000	141,002
Mount Sinai Hospital 3.737% 7/1/49		460,000	388,233
New York & Presbyterian Hospital:
4.024% 8/1/45		600,000	567,585
4.063% 8/1/56		390,000	354,274
Nidda Healthcare Holding AG 3.5% 9/30/24 (Reg. S)	EUR	3,000,000	2,985,543
NYU Hospitals Center 4.368% 7/1/47		810,000	749,277
OhioHealth Corp. 2.297% 11/15/31		8,505,000	7,385,496
Owens & Minor, Inc. 4.5% 3/31/29 (b)		65,000	58,744
PeaceHealth Obligated Group 1.375% 11/15/25		165,000	152,667
Piedmont Healthcare, Inc.:
2.719% 1/1/42		1,780,000	1,340,925
2.864% 1/1/52		1,055,000	770,539
Prime Healthcare Services 7.25% 11/1/25 (b)		1,325,000	1,265,375
Providence St. Joseph Health Obligated Group:
2.532% 10/1/29		2,405,000	2,140,916
2.746% 10/1/26		180,000	173,696
Quest Diagnostics, Inc.:
4.7% 3/30/45		100,000	97,301
5.75% 1/30/40		68,000	71,984
RP Escrow Issuer LLC 5.25% 12/15/25 (b)		325,000	296,231
Sabra Health Care LP 3.2% 12/1/31		8,499,000	7,005,427
Sentara Healthcare 2.927% 11/1/51		565,000	426,062
Stanford Health Care 3.027% 8/15/51		680,000	520,969
Sutter Health 4.091% 8/15/48		1,240,000	1,116,148
Tenet Healthcare Corp.:
4.625% 7/15/24		99,000	98,947
4.875% 1/1/26 (b)		1,160,000	1,157,402
5.125% 11/1/27 (b)		5,000,000	4,961,900
Toledo Hospital 5.325% 11/15/28		2,792,000	2,778,069
UnitedHealth Group, Inc.:
3.05% 5/15/41		1,080,000	902,717
3.25% 5/15/51		2,592,000	2,161,832
4.2% 5/15/32		1,540,000	1,576,897
4.25% 4/15/47		770,000	749,404
4.25% 6/15/48		575,000	563,274
4.95% 5/15/62		25,000	26,647
6.875% 2/15/38		700,000	899,222
			210,490,276
Health Care Technology - 0.0%
IQVIA, Inc.:
1.75% 3/15/26 (b)	EUR	625,000	625,215
5% 10/15/26 (b)		230,000	229,336
			854,551
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 2.3% 3/12/31		1,245,000	1,048,805
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)		75,000	69,493
4.25% 5/1/28 (b)		330,000	319,232
Danaher Corp. 2.8% 12/10/51		665,000	500,114
Thermo Fisher Scientific, Inc. 2.8% 10/15/41		520,000	417,948
			2,355,592
Pharmaceuticals - 0.3%
AstraZeneca Finance LLC 2.25% 5/28/31		635,000	563,143
Bausch Health Companies, Inc.:
5% 2/15/29 (b)		400,000	239,030
5.25% 1/30/30 (b)		825,000	482,625
5.25% 2/15/31 (b)		4,796,000	2,811,127
6.25% 2/15/29 (b)		1,500,000	932,235
Bayer U.S. Finance II LLC:
2.85% 4/15/25 (b)		850,000	824,825
4.25% 12/15/25 (b)		54,704,000	55,184,252
4.4% 7/15/44 (b)		3,231,000	2,836,139
4.625% 6/25/38 (b)		570,000	537,785
4.875% 6/25/48 (b)		4,430,000	4,234,854
Bristol-Myers Squibb Co. 4.25% 10/26/49		345,000	339,389
Catalent Pharma Solutions:
3.125% 2/15/29 (b)		275,000	246,731
3.5% 4/1/30 (b)		220,000	197,621
Elanco Animal Health, Inc.:
5.772% 8/28/23 (c)		4,020,000	4,100,400
6.4% 8/28/28 (c)		1,693,000	1,740,065
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23		875,000	879,669
GSK Consumer Healthcare Capital U.S. LLC 3.625% 3/24/32 (b)		1,470,000	1,406,594
Jazz Securities DAC 4.375% 1/15/29 (b)		95,000	91,675
Johnson & Johnson 3.625% 3/3/37		695,000	681,038
Merck & Co., Inc. 3.4% 3/7/29		1,400,000	1,379,925
Mylan NV:
4.2% 11/29/23		1,100,000	1,107,345
5.2% 4/15/48		1,780,000	1,554,113
5.4% 11/29/43		1,480,000	1,340,632
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)		65,000	62,321
5.125% 4/30/31 (b)		1,792,000	1,722,784
Pfizer, Inc. 2.55% 5/28/40		1,380,000	1,125,887
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30		3,100,000	2,656,239
3.025% 7/9/40		910,000	734,304
Utah Acquisition Sub, Inc.:
3.95% 6/15/26		2,804,000	2,739,547
5.25% 6/15/46		190,000	169,200
Viatris, Inc.:
1.65% 6/22/25		1,160,000	1,069,558
2.7% 6/22/30		5,898,000	4,931,812
3.85% 6/22/40		12,889,000	10,026,091
4% 6/22/50		6,222,000	4,643,964
Wyeth LLC 6.45% 2/1/24		1,875,000	1,979,183
Zoetis, Inc. 3.25% 2/1/23		5,975,000	5,993,266
			121,565,368
TOTAL HEALTH CARE			405,331,154
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 3.85% 12/15/25 (b)		5,718,000	5,659,372
BAE Systems PLC 3.4% 4/15/30 (b)		2,985,000	2,787,467
Bombardier, Inc.:
6% 2/15/28 (b)		3,750,000	3,122,663
7.125% 6/15/26 (b)		2,780,000	2,534,985
7.875% 4/15/27 (b)		4,360,000	3,992,125
BWX Technologies, Inc.:
4.125% 6/30/28 (b)		200,000	180,984
4.125% 4/15/29 (b)		325,000	290,875
General Dynamics Corp.:
2.25% 11/15/22		650,000	650,586
3.25% 4/1/25		955,000	957,345
Howmet Aerospace, Inc.:
5.95% 2/1/37		575,000	574,963
6.75% 1/15/28		345,000	368,288
Moog, Inc. 4.25% 12/15/27 (b)		360,000	341,100
Northrop Grumman Corp. 4.75% 6/1/43		545,000	553,404
Raytheon Technologies Corp. 4.125% 11/16/28		490,000	498,563
Rolls-Royce PLC 3.375% 6/18/26	GBP	1,085,000	1,234,152
Textron, Inc. 2.45% 3/15/31		2,145,000	1,808,389
The Boeing Co.:
1.167% 2/4/23		4,000,000	3,946,089
1.433% 2/4/24		1,000,000	963,080
2.196% 2/4/26		3,915,000	3,585,341
2.25% 6/15/26		810,000	741,488
3.6% 5/1/34		2,100,000	1,749,695
3.625% 2/1/31		12,650,000	11,362,600
4.508% 5/1/23		1,500,000	1,513,581
4.875% 5/1/25		2,035,000	2,059,311
5.04% 5/1/27		4,430,000	4,450,964
5.15% 5/1/30		4,430,000	4,404,257
5.805% 5/1/50		6,110,000	6,011,983
5.93% 5/1/60		4,430,000	4,329,407
TransDigm, Inc.:
4.875% 5/1/29		220,000	197,450
6.25% 3/15/26 (b)		915,000	930,793
7.5% 3/15/27		40,000	40,703
8% 12/15/25 (b)		465,000	485,051
			72,327,054
Air Freight & Logistics - 0.0%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		160,000	152,000
Airlines - 0.0%
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29		412,830	378,698
Mexico City Airport Trust:
4.25% 10/31/26 (b)		4,270,000	3,962,560
5.5% 7/31/47 (b)		2,250,000	1,698,750
Southwest Airlines Co.:
2.625% 2/10/30		735,000	642,821
4.75% 5/4/23		2,025,000	2,057,582
5.125% 6/15/27		5,340,000	5,565,504
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 2/15/27		128,747	123,608
United Airlines, Inc.:
equipment trust certificate 4.15% 10/11/25		476,262	471,323
4.375% 4/15/26 (b)		1,740,000	1,679,174
4.625% 4/15/29 (b)		370,000	347,134
			16,927,154
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		500,000	480,000
Builders FirstSource, Inc. 4.25% 2/1/32 (b)		110,000	98,089
Carlisle Companies, Inc. 2.2% 3/1/32		1,890,000	1,518,047
Owens Corning:
3.95% 8/15/29		150,000	143,826
4.3% 7/15/47		5,310,000	4,633,115
Standard Industries, Inc./New Jersey 4.75% 1/15/28 (b)		3,618,000	3,431,782
			10,304,859
Commercial Services & Supplies - 0.0%
ADT Corp.:
4.125% 8/1/29 (b)		115,000	102,339
4.875% 7/15/32 (b)		615,000	534,222
Advocate Health & Hospitals Corp. 3.387% 10/15/49		510,000	422,426
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (b)		1,175,000	950,693
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (b)		830,000	742,070
4.625% 6/1/28 (b)		520,000	460,443
Cintas Corp. No. 2 3.7% 4/1/27		1,035,000	1,040,960
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		60,000	56,122
Madison IAQ LLC 4.125% 6/30/28 (b)		605,000	555,088
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (b)		115,000	113,832
Nielsen Finance LLC/Nielsen Finance Co. 5.625% 10/1/28 (b)		205,000	203,178
Pitney Bowes, Inc.:
6.875% 3/15/27 (b)		55,000	48,648
7.25% 3/15/29 (b)		110,000	94,507
PowerTeam Services LLC 9.033% 12/4/25 (b)		1,108,000	875,320
Stericycle, Inc. 3.875% 1/15/29 (b)		530,000	481,187
Waste Management, Inc. 2.9% 9/15/22		375,000	375,150
Waste Pro U.S.A., Inc. 5.5% 2/15/26 (b)		1,500,000	1,350,000
			8,406,185
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27		1,280,000	1,278,336
Arcosa, Inc. 4.375% 4/15/29 (b)		65,000	59,175
Dycom Industries, Inc. 4.5% 4/15/29 (b)		165,000	151,439
Pike Corp. 5.5% 9/1/28 (b)		565,000	477,843
			1,966,793
Electrical Equipment - 0.0%
Sensata Technologies BV:
4% 4/15/29 (b)		170,000	163,574
4.875% 10/15/23 (b)		300,000	300,749
Vertiv Group Corp. 4.125% 11/15/28 (b)		280,000	248,921
Wesco Distribution, Inc.:
7.125% 6/15/25 (b)		1,500,000	1,557,375
7.25% 6/15/28 (b)		1,250,000	1,312,575
			3,583,194
Machinery - 0.0%
Flowserve Corp. 2.8% 1/15/32		405,000	331,307
Fortive Corp. 3.15% 6/15/26		275,000	266,727
Pentair Finance SA 4.5% 7/1/29		7,920,000	7,791,342
Westinghouse Air Brake Tech Co.:
3.45% 11/15/26		1,140,000	1,082,362
4.95% 9/15/28		8,835,000	8,891,593
			18,363,331
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		115,000	102,805
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		110,000	102,988
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)		320,000	299,231
4% 7/1/29 (b)		45,000	42,584
Equifax, Inc.:
2.35% 9/15/31		475,000	393,292
2.6% 12/1/24		1,845,000	1,803,555
TriNet Group, Inc. 3.5% 3/1/29 (b)		165,000	147,099
Verisk Analytics, Inc. 4.125% 9/12/22		690,000	692,297
			3,481,046
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	950,000	1,014,192
CSX Corp. 6.15% 5/1/37		1,375,000	1,615,135
Union Pacific Corp.:
2.973% 9/16/62		200,000	144,158
3.5% 2/14/53		1,565,000	1,352,477
3.6% 9/15/37		1,015,000	945,440
3.799% 4/6/71		315,000	264,855
XPO Logistics, Inc. 6.25% 5/1/25 (b)		819,000	844,037
			6,180,294
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.25% 1/15/23		1,711,000	1,698,219
3% 9/15/23		800,000	793,109
3.375% 7/1/25		7,608,000	7,373,043
4.25% 2/1/24		7,846,000	7,876,932
4.25% 9/15/24		9,907,000	9,913,018
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	600,000	713,456
United Rentals North America, Inc.:
3.75% 1/15/32		825,000	740,860
3.875% 2/15/31		200,000	181,625
4.875% 1/15/28		2,000,000	1,995,000
			31,285,262
Transportation Infrastructure - 0.1%
Aeroporti di Roma SPA 1.75% 7/30/31 (Reg. S)	EUR	745,000	646,840
Airport Authority Hong Kong 3.25% 1/12/52 (b)		3,190,000	2,590,631
Autostrade per L'italia SpA 2.25% 1/25/32 (Reg. S)	EUR	1,000,000	875,106
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)		6,046,000	5,219,430
3.95% 7/1/24 (b)		2,862,000	2,797,751
4.375% 5/1/26 (b)		3,477,000	3,346,499
5.25% 5/15/24 (b)		4,140,000	4,155,545
Heathrow Funding Ltd. 2.625% 3/16/28 (Reg. S)	GBP	1,985,000	2,273,090
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	300,000	270,853
			22,175,745
TOTAL INDUSTRIALS			195,255,722
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	1,600,000	1,453,161
Cisco Systems, Inc. 3% 6/15/22		310,000	310,318
Viavi Solutions, Inc. 3.75% 10/1/29 (b)		230,000	207,304
			1,970,783
Electronic Equipment & Components - 0.0%
Dell International LLC/EMC Corp.:
5.45% 6/15/23		1,627,000	1,659,130
6.02% 6/15/26		2,112,000	2,230,138
II-VI, Inc. 5% 12/15/29 (b)		505,000	473,438
Sensata Technologies, Inc. 3.75% 2/15/31 (b)		590,000	527,313
TD SYNNEX Corp. 1.75% 8/9/26 (b)		6,930,000	6,184,217
Teledyne Technologies, Inc.:
2.25% 4/1/28		1,675,000	1,486,609
2.75% 4/1/31		4,505,000	3,905,892
TTM Technologies, Inc. 4% 3/1/29 (b)		130,000	114,979
			16,581,716
IT Services - 0.1%
Automatic Data Processing, Inc. 1.7% 5/15/28		695,000	631,386
Block, Inc. 2.75% 6/1/26 (b)		110,000	101,456
Fidelity National Information Services, Inc. 3.1% 3/1/41		3,540,000	2,737,387
Fiserv, Inc.:
2.75% 7/1/24		105,000	103,529
3.5% 7/1/29		7,395,000	6,915,727
3.85% 6/1/25		1,490,000	1,493,212
Gartner, Inc.:
3.625% 6/15/29 (b)		65,000	59,313
3.75% 10/1/30 (b)		105,000	97,388
4.5% 7/1/28 (b)		165,000	160,454
Genpact Luxembourg SARL / Genpact U.S.A., Inc. 1.75% 4/10/26		960,000	881,614
Global Payments, Inc. 1.5% 11/15/24		3,500,000	3,322,198
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		330,000	304,631
IBM Corp. 2.85% 5/15/40		480,000	379,534
MasterCard, Inc. 3.375% 4/1/24		870,000	879,314
Nexi SpA 2.125% 4/30/29 (Reg. S)	EUR	3,350,000	3,002,988
Tempo Acquisition LLC 5.75% 6/1/25 (b)		5,000,000	4,988,371
Twilio, Inc.:
3.625% 3/15/29		80,000	73,195
3.875% 3/15/31		85,000	76,531
Virtusa Corp. 7.125% 12/15/28 (b)		60,000	50,400
			26,258,628
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.:
1.95% 2/15/28 (b)		1,620,000	1,408,437
2.45% 2/15/31 (b)		12,129,000	10,053,343
2.6% 2/15/33 (b)		12,129,000	9,743,260
3.137% 11/15/35 (b)		1,213,000	990,433
3.419% 4/15/33 (b)		5,482,000	4,719,605
3.469% 4/15/34 (b)		1,000,000	851,833
3.5% 2/15/41 (b)		19,586,000	15,497,037
3.75% 2/15/51 (b)		5,224,000	4,079,526
4% 4/15/29 (b)		1,410,000	1,344,951
4.926% 5/15/37 (b)		2,135,000	2,018,580
Entegris, Inc.:
3.625% 5/1/29 (b)		275,000	243,135
4.375% 4/15/28 (b)		325,000	303,063
Intel Corp. 3.05% 8/12/51		1,013,000	800,211
onsemi 3.875% 9/1/28 (b)		125,000	118,576
Teledyne FLIR LLC 2.5% 8/1/30		245,000	209,783
TSMC Arizona Corp. 4.5% 4/22/52		1,520,000	1,513,631
			53,895,404
Software - 0.1%
CDK Global, Inc. 4.875% 6/1/27		500,000	498,383
Crowdstrike Holdings, Inc. 3% 2/15/29		125,000	113,438
Fair Isaac Corp. 4% 6/15/28 (b)		500,000	474,890
Intuit, Inc. 1.35% 7/15/27		200,000	179,780
Microsoft Corp. 2.921% 3/17/52		2,827,000	2,358,214
MicroStrategy, Inc. 6.125% 6/15/28 (b)		170,000	144,075
NortonLifeLock, Inc. 5% 4/15/25 (b)		370,000	369,538
Open Text Corp.:
3.875% 2/15/28 (b)		490,000	460,497
3.875% 12/1/29 (b)		55,000	50,338
Oracle Corp.:
2.5% 4/1/25		6,499,000	6,264,737
2.8% 4/1/27		9,449,000	8,767,995
2.95% 5/15/25		1,185,000	1,153,928
3.6% 4/1/50		1,300,000	939,436
3.85% 4/1/60		6,500,000	4,663,491
3.95% 3/25/51		5,494,000	4,189,061
4.125% 5/15/45		770,000	612,301
ServiceNow, Inc. 1.4% 9/1/30		1,005,000	813,332
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		775,000	774,496
Workday, Inc.:
3.5% 4/1/27		405,000	397,334
3.7% 4/1/29		1,010,000	969,932
			34,195,196
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc.:
2.7% 8/5/51		2,700,000	2,112,472
3.25% 2/23/26		6,985,000	7,025,792
3.85% 8/4/46		1,420,000	1,364,812
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (c)		5,700,000	5,724,017
			16,227,093
TOTAL INFORMATION TECHNOLOGY			149,128,820
MATERIALS - 0.3%
Chemicals - 0.1%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		240,000	228,600
CNAC HK Finbridge Co. Ltd. 1.75% 6/14/22 (Reg. S)	EUR	900,000	964,939
Consolidated Energy Finance SA 6.5% 5/15/26 (b)		375,000	375,171
DuPont de Nemours, Inc. 4.493% 11/15/25		2,625,000	2,694,424
Ecolab, Inc. 2.7% 12/15/51		3,230,000	2,432,723
FMC Corp. 4.5% 10/1/49		1,395,000	1,270,704
INEOS Quattro Finance 2 PLC 3.375% 1/15/26 (b)		275,000	254,339
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (b)		3,285,000	3,011,876
LSB Industries, Inc. 6.25% 10/15/28 (b)		235,000	232,265
LYB International Finance BV:
4.875% 3/15/44		825,000	789,548
5.25% 7/15/43		5,455,000	5,478,520
LYB International Finance III LLC:
3.375% 10/1/40		490,000	402,060
4.2% 5/1/50		150,000	132,438
Methanex Corp.:
5.125% 10/15/27		320,000	308,813
5.25% 12/15/29		155,000	148,490
5.65% 12/1/44		105,000	83,423
NOVA Chemicals Corp. 5% 5/1/25 (b)		650,000	640,556
Nufarm Australia Ltd. 5% 1/27/30 (b)		280,000	254,898
Nutrien Ltd. 4.9% 6/1/43		1,225,000	1,237,509
OCI NV 3.625% 10/15/25 (Reg. S)	EUR	2,773,800	3,018,758
Olin Corp.:
5% 2/1/30		195,000	190,028
5.125% 9/15/27		700,000	699,930
5.625% 8/1/29		195,000	196,988
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		810,000	742,709
5.875% 3/27/24		1,500,000	1,500,000
Sherwin-Williams Co. 4.5% 6/1/47		210,000	201,665
SPCM SA 3.125% 3/15/27 (b)		115,000	100,050
The Chemours Co. LLC 4.625% 11/15/29 (b)		530,000	478,988
The Dow Chemical Co.:
3.625% 5/15/26		3,020,000	3,021,540
4.625% 10/1/44		295,000	281,748
The Scotts Miracle-Gro Co.:
4% 4/1/31		1,575,000	1,314,188
4.5% 10/15/29		1,971,000	1,769,012
Valvoline, Inc. 4.25% 2/15/30 (b)		2,270,000	2,068,538
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)		125,000	116,846
5.625% 10/1/24 (b)		400,000	398,000
Westlake Corp. 3.125% 8/15/51		1,920,000	1,414,863
			38,455,147
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
2.4% 7/15/31		1,055,000	889,128
2.5% 3/15/30		755,000	654,702
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (b)		1,000,000	944,255
Vulcan Materials Co. 4.5% 6/15/47		225,000	210,579
			2,698,664
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (b)		10,000	9,330
4.75% 7/15/27 (Reg. S)	GBP	3,650,000	3,646,826
5.25% 8/15/27 (b)		1,750,000	1,465,625
5.25% 8/15/27 (b)		1,960,000	1,641,500
Ball Corp. 3.125% 9/15/31		395,000	345,052
Berry Global, Inc.:
0.95% 2/15/24		965,000	918,090
1.57% 1/15/26		1,675,000	1,523,260
4.875% 7/15/26 (b)		7,055,000	6,937,852
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)		55,000	48,935
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)		40,000	37,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 4% 10/15/27 (b)		1,400,000	1,267,000
Sealed Air Corp. 1.573% 10/15/26 (b)		2,750,000	2,460,886
Trivium Packaging Finance BV 5.5% 8/15/26 (b)		1,805,000	1,793,746
Verallia SA 1.625% 5/14/28 (Reg. S)	EUR	1,500,000	1,433,189
			23,528,291
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 4.125% 3/31/29 (b)		110,000	104,691
Barrick North America Finance LLC:
5.7% 5/30/41		2,130,000	2,312,613
5.75% 5/1/43		835,000	916,682
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39		1,240,000	1,377,349
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (b)		110,000	102,214
4.875% 3/1/31 (b)		110,000	103,739
Commercial Metals Co. 3.875% 2/15/31		235,000	204,198
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)		5,000	4,813
Freeport-McMoRan, Inc.:
4.125% 3/1/28		860,000	824,697
4.375% 8/1/28		2,190,000	2,114,095
5.25% 9/1/29		3,190,000	3,183,333
5.4% 11/14/34		570,000	580,119
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		55,000	48,875
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		415,000	381,563
Kinross Gold Corp. 4.5% 7/15/27		9,090,000	9,159,598
Mineral Resources Ltd. 8% 11/1/27 (b)		150,000	154,561
Newmont Corp.:
2.25% 10/1/30		2,095,000	1,797,770
2.6% 7/15/32		595,000	511,215
2.8% 10/1/29		2,095,000	1,906,265
5.45% 6/9/44		185,000	195,867
Novelis Corp. 3.875% 8/15/31 (b)		115,000	100,338
Nucor Corp. 4.3% 5/23/27		1,220,000	1,239,000
PMHC II, Inc. 9% 2/15/30 (b)		175,000	131,250
PT Freeport Indonesia 4.763% 4/14/27 (b)		200,000	200,233
PT Indonesia Asahan Aluminium Tbk:
4.75% 5/15/25 (Reg. S)		800,000	802,088
6.53% 11/15/28 (b)		1,950,000	2,081,625
6.53% 11/15/28 (Reg. S)		488,000	520,940
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)		30,000	26,663
Southern Copper Corp. 5.875% 4/23/45		455,000	498,810
Steel Dynamics, Inc.:
2.4% 6/15/25		790,000	757,995
3.45% 4/15/30		9,495,000	8,805,351
Teck Resources Ltd.:
6% 8/15/40		1,255,000	1,313,667
6.25% 7/15/41		2,050,000	2,212,462
Thyssenkrupp AG 1.875% 3/6/23 (Reg. S)	EUR	2,650,000	2,823,571
Vale Overseas Ltd. 6.25% 8/10/26		700,000	750,785
			48,249,035
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 4.5% 8/1/24		1,850,000	1,855,550
Clearwater Paper Corp. 4.75% 8/15/28 (b)		1,500,000	1,349,149
Glatfelter Corp. 4.75% 11/15/29 (b)		90,000	64,714
Suzano Austria GmbH 6% 1/15/29		1,263,000	1,293,470
			4,562,883
TOTAL MATERIALS			117,494,020
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		5,395,000	5,577,620
American Assets Trust LP 3.375% 2/1/31		3,370,000	2,981,413
American Campus Communities Operating Partnership LP:
2.85% 2/1/30		535,000	507,364
3.625% 11/15/27		5,645,000	5,633,207
American Homes 4 Rent LP:
2.375% 7/15/31		704,000	582,131
3.375% 7/15/51		1,089,000	792,987
3.625% 4/15/32		8,905,000	8,123,913
Boston Properties, Inc. 4.5% 12/1/28		5,210,000	5,239,945
Corporate Office Properties LP:
2.25% 3/15/26		1,775,000	1,636,366
2.75% 4/15/31		5,797,000	4,872,940
2.9% 12/1/33		490,000	398,322
CubeSmart LP 2.25% 12/15/28		4,085,000	3,592,372
Duke Realty LP 3.25% 6/30/26		805,000	786,817
GLP Capital LP/GLP Financing II, Inc.:
3.25% 1/15/32		2,890,000	2,423,946
4% 1/15/30		125,000	114,120
5.25% 6/1/25		1,085,000	1,085,271
5.375% 11/1/23		2,000,000	2,024,480
5.375% 4/15/26		13,325,000	13,364,573
Healthcare Realty Trust, Inc. 3.875% 5/1/25		2,750,000	2,757,283
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		2,455,000	2,196,400
3.5% 8/1/26		2,311,000	2,265,453
3.75% 7/1/27		1,375,000	1,348,275
Healthpeak Properties, Inc. 3% 1/15/30		1,175,000	1,074,339
Hudson Pacific Properties LP:
3.25% 1/15/30		1,750,000	1,586,171
4.65% 4/1/29		12,773,000	12,721,209
Invitation Homes Operating Partnership LP 4.15% 4/15/32		7,290,000	6,956,583
Kimco Realty Corp.:
1.9% 3/1/28		2,365,000	2,093,297
3.2% 4/1/32		840,000	758,107
3.375% 10/15/22		472,000	472,587
Kite Realty Group Trust:
4% 3/15/25		6,865,000	6,809,008
4.75% 9/15/30		10,799,000	10,549,303
LXP Industrial Trust (REIT):
2.7% 9/15/30		894,000	756,201
4.4% 6/15/24		1,319,000	1,331,886
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	4,400,000	5,056,973
5% 10/15/27		2,650,000	2,623,556
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		5,977,000	4,743,885
3.375% 2/1/31		3,399,000	2,839,094
3.625% 10/1/29		7,647,000	6,726,007
4.375% 8/1/23		1,368,000	1,372,938
4.5% 1/15/25		2,793,000	2,786,141
4.5% 4/1/27		1,500,000	1,463,208
4.75% 1/15/28		7,569,000	7,325,103
4.95% 4/1/24		1,152,000	1,166,899
5.25% 1/15/26		5,841,000	5,920,170
Piedmont Operating Partnership LP 2.75% 4/1/32		1,374,000	1,107,401
Realty Income Corp.:
2.2% 6/15/28		791,000	711,259
2.85% 12/15/32		1,553,000	1,386,144
3.1% 12/15/29		6,235,000	5,809,974
3.25% 1/15/31		1,177,000	1,102,625
3.4% 1/15/28		3,690,000	3,567,635
Retail Opportunity Investments Partnership LP:
4% 12/15/24		877,000	869,428
5% 12/15/23		626,000	633,527
SBA Communications Corp.:
3.125% 2/1/29		220,000	195,668
3.875% 2/15/27		400,000	391,050
Senior Housing Properties Trust 4.75% 2/15/28		2,917,000	2,439,866
Service Properties Trust:
4.375% 2/15/30		200,000	147,000
4.95% 10/1/29		100,000	78,683
5.5% 12/15/27		100,000	88,875
Simon Property Group LP:
1.75% 2/1/28		1,205,000	1,059,689
2.45% 9/13/29		1,120,000	986,256
3.375% 10/1/24		2,945,000	2,950,068
3.5% 9/1/25		55,000	54,711
3.75% 2/1/24		375,000	378,669
SITE Centers Corp.:
3.625% 2/1/25		2,396,000	2,360,359
4.25% 2/1/26		5,582,000	5,532,695
Spirit Realty LP 2.7% 2/15/32		6,505,000	5,394,001
Store Capital Corp.:
2.75% 11/18/30		1,957,000	1,664,122
4.625% 3/15/29		2,475,000	2,460,888
Sun Communities Operating LP:
2.3% 11/1/28		1,550,000	1,358,212
2.7% 7/15/31		4,027,000	3,404,190
Uniti Group LP / Uniti Group Finance, Inc. 4.75% 4/15/28 (b)		585,000	522,645
Uniti Group, Inc. 7.875% 2/15/25 (b)		2,800,000	2,876,412
Ventas Realty LP:
3% 1/15/30		10,008,000	9,029,165
3.85% 4/1/27		1,300,000	1,285,218
4% 3/1/28		2,712,000	2,667,250
4.125% 1/15/26		1,628,000	1,636,045
4.75% 11/15/30		13,000,000	13,192,030
VICI Properties LP:
4.375% 5/15/25		749,000	744,701
4.75% 2/15/28		6,736,000	6,663,588
4.95% 2/15/30		6,346,000	6,237,864
5.125% 5/15/32		3,823,000	3,790,810
5.625% 5/15/52		1,498,000	1,465,239
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (b)		125,000	119,508
3.75% 2/15/27 (b)		190,000	176,582
3.875% 2/15/29 (b)		1,690,000	1,517,071
4.125% 8/15/30 (b)		175,000	160,515
4.25% 12/1/26 (b)		670,000	636,245
4.5% 9/1/26 (b)		1,325,000	1,264,567
4.5% 1/15/28 (b)		85,000	79,268
4.625% 6/15/25 (b)		315,000	307,506
5.625% 5/1/24 (b)		1,185,000	1,198,035
5.75% 2/1/27 (b)		1,115,000	1,111,387
Vornado Realty LP:
2.15% 6/1/26		1,762,000	1,607,285
3.4% 6/1/31		6,373,000	5,570,230
Welltower, Inc.:
2.7% 2/15/27		590,000	558,930
2.75% 1/15/31		6,560,000	5,723,382
2.8% 6/1/31		2,305,000	2,027,885
Weyerhaeuser Co. 4% 4/15/30		1,900,000	1,835,977
WP Carey, Inc.:
2.25% 4/1/33		4,960,000	3,950,627
3.85% 7/15/29		1,725,000	1,651,177
4% 2/1/25		5,544,000	5,573,992
4.6% 4/1/24		7,436,000	7,569,598
			294,321,592
Real Estate Management & Development - 0.2%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	815,000	638,709
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	300,000	177,941
2.25% 4/27/27 (Reg. S)	EUR	3,100,000	1,716,518
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (c)	EUR	361,000	385,645
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	2,355,000	2,117,007
2.625% 10/20/28 (Reg. S)	GBP	350,000	390,566
Brandywine Operating Partnership LP:
3.95% 2/15/23		4,006,000	4,018,438
3.95% 11/15/27		5,608,000	5,423,081
4.1% 10/1/24		4,892,000	4,932,708
4.55% 10/1/29		1,707,000	1,681,835
CBRE Group, Inc. 4.875% 3/1/26		12,670,000	12,944,533
Essex Portfolio LP:
1.7% 3/1/28		5,465,000	4,791,829
3.875% 5/1/24		2,685,000	2,703,827
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	775,000	680,244
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	800,000	729,585
Host Hotels & Resorts LP 2.9% 12/15/31		590,000	486,995
Howard Hughes Corp.:
4.125% 2/1/29 (b)		300,000	275,346
5.375% 8/1/28 (b)		850,000	828,113
Kennedy-Wilson, Inc. 4.75% 2/1/30		225,000	200,612
Mattamy Group Corp. 4.625% 3/1/30 (b)		1,500,000	1,255,564
Mid-America Apartments LP 4% 11/15/25		1,296,000	1,304,980
Post Apartment Homes LP 3.375% 12/1/22		900,000	901,784
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	400,000	337,066
1.75% 1/14/25 (Reg. S)	EUR	200,000	199,238
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	400,000	383,524
SL Green Realty Corp. 3.25% 10/15/22		7,000,000	7,007,811
Tanger Properties LP:
2.75% 9/1/31		4,140,000	3,366,139
3.125% 9/1/26		3,497,000	3,313,326
3.875% 7/15/27		13,369,000	12,959,458
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (b)		2,500,000	2,305,046
5.75% 1/15/28 (b)		280,000	276,798
5.875% 6/15/27 (b)		1,500,000	1,502,622
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	780,000	765,469
			81,002,357
TOTAL REAL ESTATE			375,323,949
UTILITIES - 0.5%
Electric Utilities - 0.3%
AEP Texas, Inc.:
2.1% 7/1/30		1,400,000	1,188,843
3.45% 5/15/51		560,000	442,557
3.8% 10/1/47		845,000	710,502
AEP Transmission Co. LLC:
3.75% 12/1/47		850,000	744,552
4% 12/1/46		375,000	342,684
Alabama Power Co.:
3.75% 3/1/45		650,000	561,392
3.85% 12/1/42		700,000	618,651
4.1% 1/15/42		225,000	204,638
6.125% 5/15/38		835,000	957,043
Alliant Energy Finance LLC 1.4% 3/15/26 (b)		2,300,000	2,054,080
Arizona Public Service Co. 2.6% 8/15/29		340,000	303,672
Atlantic City Electric Co. 2.3% 3/15/31		425,000	372,904
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (c)	EUR	760,000	706,623
CenterPoint Energy Houston Electric LLC 3.95% 3/1/48		1,205,000	1,113,186
CEZ A/S 2.375% 4/6/27 (Reg. S)	EUR	250,000	260,902
Clearway Energy Operating LLC 4.75% 3/15/28 (b)		60,000	57,300
Cleco Corporate Holdings LLC 3.375% 9/15/29		4,448,000	4,043,358
Comision Federal de Electricid 4.688% 5/15/29 (b)		2,277,000	2,098,825
Commonwealth Edison Co.:
3.7% 8/15/28		250,000	248,731
3.7% 3/1/45		715,000	625,534
4.35% 11/15/45		205,000	197,345
Dominion Energy South Carolina:
5.1% 6/1/65		275,000	282,361
5.45% 2/1/41		285,000	299,962
DPL, Inc. 4.35% 4/15/29		2,480,000	2,269,200
DTE Electric Co.:
2.25% 3/1/30		275,000	244,597
3.75% 8/15/47		1,050,000	944,337
Duke Energy Carolinas LLC:
2.95% 12/1/26		370,000	362,056
4% 9/30/42		1,750,000	1,618,185
4.25% 12/15/41		1,995,000	1,899,630
6.1% 6/1/37		775,000	860,942
Duke Energy Corp. 3.75% 4/15/24		3,190,000	3,221,189
Duke Energy Florida LLC:
2.4% 12/15/31		1,610,000	1,403,650
6.35% 9/15/37		675,000	789,239
Duke Energy Progress LLC 4% 4/1/52		1,315,000	1,245,028
Duquesne Light Holdings, Inc. 2.775% 1/7/32 (b)		4,273,000	3,596,058
ENEL Finance International NV 2.25% 7/12/31 (b)		5,660,000	4,667,238
Enel SpA 3.375% (Reg. S) (c)(h)	EUR	1,035,000	1,080,951
Entergy Louisiana LLC 2.4% 10/1/26		1,070,000	1,007,739
Entergy, Inc. 1.75% 3/15/31		1,475,000	1,222,048
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (b)		1,000,000	981,438
Evergy Kansas Central 4.125% 3/1/42		655,000	617,928
Eversource Energy 1.65% 8/15/30		645,000	525,449
Exelon Corp. 5.625% 6/15/35		150,000	160,611
FirstEnergy Corp.:
3.4% 3/1/50		3,431,000	2,546,488
7.375% 11/15/31		9,948,000	11,748,290
Florida Power & Light Co.:
3.8% 12/15/42		880,000	814,301
5.25% 2/1/41		250,000	270,688
Fortis, Inc. 3.055% 10/4/26		301,000	289,330
Hydro-Quebec 8.05% 7/7/24		1,455,000	1,598,056
InterGen NV 7% 6/30/23 (b)		230,000	221,950
IPALCO Enterprises, Inc. 3.7% 9/1/24		2,644,000	2,642,768
Jersey Central Power & Light Co.:
2.75% 3/1/32 (b)		3,560,000	3,105,098
4.3% 1/15/26 (b)		2,000,000	2,004,345
Louisville Gas & Electric Co. 5.125% 11/15/40		345,000	351,279
Metropolitan Edison Co. 4.3% 1/15/29 (b)		1,375,000	1,377,511
Mong Duong Finance Holdings BV 5.125% 5/7/29 (Reg. S)		250,000	215,938
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 1.7749% 2/22/23 (c)(g)		5,000,000	4,986,349
2.25% 6/1/30		820,000	711,950
2.75% 11/1/29		1,660,000	1,496,749
NextEra Energy Partners LP 4.25% 9/15/24 (b)		27,000	26,595
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (c)	EUR	1,150,000	1,078,045
Northern States Power Co.:
3.6% 9/15/47		20,000	17,709
6.25% 6/1/36		370,000	440,102
NRG Energy, Inc.:
2% 12/2/25 (b)		3,120,000	2,908,061
3.375% 2/15/29 (b)		45,000	40,047
3.625% 2/15/31 (b)		645,000	567,600
3.875% 2/15/32 (b)		1,000,000	880,000
5.75% 1/15/28		245,000	245,637
6.625% 1/15/27		122,000	125,212
Pacific Gas & Electric Co.:
3.95% 12/1/47		1,700,000	1,234,926
4% 12/1/46		645,000	465,452
4.5% 7/1/40		445,000	362,438
4.55% 7/1/30		3,080,000	2,866,830
4.95% 7/1/50		785,000	654,951
PacifiCorp:
2.9% 6/15/52		1,000,000	760,845
5.25% 6/15/35		1,320,000	1,393,148
5.75% 4/1/37		900,000	998,491
Pattern Energy Operations LP 4.5% 8/15/28 (b)		90,000	84,467
PECO Energy Co. 2.8% 6/15/50		380,000	287,435
Pennsylvania Electric Co. 4.15% 4/15/25 (b)		330,000	329,691
PG&E Corp.:
5% 7/1/28		1,155,000	1,091,429
5.25% 7/1/30		735,000	678,030
PPL Electric Utilities Corp.:
4.125% 6/15/44		800,000	731,903
4.15% 10/1/45		490,000	452,667
6.25% 5/15/39		350,000	410,283
PT Perusahaan Listrik Negara 1.875% 11/5/31 (b)	EUR	1,500,000	1,303,659
Public Service Electric & Gas Co.:
3.6% 12/1/47		410,000	359,227
3.65% 9/1/28		685,000	678,271
3.65% 9/1/42		225,000	199,383
3.95% 5/1/42		505,000	467,719
Puget Sound Energy, Inc. 5.764% 7/15/40		285,000	311,612
Southern California Edison Co.:
3.5% 10/1/23		675,000	679,240
3.6% 2/1/45		2,250,000	1,765,316
3.9% 12/1/41		295,000	240,344
5.55% 1/15/37		430,000	443,860
Southern Co. 1.875% 9/15/81 (c)	EUR	1,600,000	1,406,316
Southwestern Public Service Co. 5.15% 6/1/52		3,000,000	3,068,377
SSE PLC 4.75% 9/16/77 (Reg. S) (c)		3,570,000	3,570,000
Tampa Electric Co. 4.45% 6/15/49		700,000	668,636
Tucson Electric Power Co. 3.25% 5/15/32		1,200,000	1,105,318
Virginia Electric & Power Co.:
6% 1/15/36		470,000	534,339
6% 5/15/37		930,000	1,061,554
Vistra Operations Co. LLC:
3.7% 1/30/27 (b)		2,900,000	2,731,035
4.375% 5/1/29 (b)		1,000,000	934,700
5% 7/31/27 (b)		195,000	190,769
5.5% 9/1/26 (b)		770,000	764,818
5.625% 2/15/27 (b)		5,625,000	5,627,813
Wisconsin Power & Light Co. 4.1% 10/15/44		240,000	205,325
Xcel Energy, Inc.:
0.5% 10/15/23		155,000	149,742
1.75% 3/15/27		880,000	800,121
4% 6/15/28		2,640,000	2,622,704
			132,556,440
Gas Utilities - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75% 5/20/27		679,000	667,118
5.875% 8/20/26		5,200,000	5,288,400
Nakilat, Inc. 6.067% 12/31/33 (b)		631,049	679,679
Piedmont Natural Gas Co., Inc. 5.05% 5/15/52		2,500,000	2,547,031
Southern Co. Gas Capital Corp.:
4.4% 6/1/43		870,000	792,499
5.875% 3/15/41		2,770,000	3,000,397
			12,975,124
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
5% 2/1/31 (b)		3,365,000	2,999,023
5.125% 3/15/28 (b)		2,700,000	2,519,775
RWE AG 2.75% 5/24/30 (Reg. S)	EUR	1,850,000	1,975,621
TerraForm Power Operating LLC 5% 1/31/28 (b)		645,000	618,316
The AES Corp.:
3.3% 7/15/25 (b)		10,697,000	10,410,106
3.95% 7/15/30 (b)		9,327,000	8,652,658
			27,175,499
Multi-Utilities - 0.1%
Ameren Illinois Co.:
4.15% 3/15/46		1,135,000	1,069,354
4.5% 3/15/49		295,000	293,214
Berkshire Hathaway Energy Co.:
3.7% 7/15/30		1,280,000	1,244,188
4.05% 4/15/25		16,081,000	16,442,935
6.125% 4/1/36		2,980,000	3,437,401
CenterPoint Energy, Inc. 2.95% 3/1/30		525,000	476,020
Consolidated Edison Co. of New York, Inc.:
3.7% 11/15/59		1,650,000	1,341,952
3.95% 4/1/50		1,808,000	1,629,845
4.3% 12/1/56		300,000	269,544
Dominion Energy, Inc. 7% 6/15/38		150,000	179,517
Empresas Publicas de Medellin 4.375% 2/15/31 (Reg. S)		400,000	320,200
NiSource, Inc.:
2.95% 9/1/29		11,346,000	10,260,218
4.8% 2/15/44		190,000	176,806
5.95% 6/15/41		640,000	673,404
Puget Energy, Inc.:
2.379% 6/15/28		815,000	725,812
3.65% 5/15/25		324,000	321,328
4.1% 6/15/30		5,839,000	5,568,458
4.224% 3/15/32		5,488,000	5,236,652
San Diego Gas & Electric Co.:
3.32% 4/15/50		910,000	748,512
3.6% 9/1/23		100,000	100,707
3.75% 6/1/47		860,000	758,307
Sempra Energy:
3.3% 4/1/25		2,200,000	2,186,151
4% 2/1/48		965,000	840,662
4.125% 4/1/52 (c)		3,845,000	3,348,049
WEC Energy Group, Inc.:
3 month U.S. LIBOR + 2.610% 3.5238% 5/15/67 (c)(g)		1,012,000	796,191
1.8% 10/15/30		825,000	675,657
			59,121,084
TOTAL UTILITIES			231,828,147
TOTAL NONCONVERTIBLE BONDS (Cost $5,186,492,574)			4,762,967,530

U.S. Government and Government Agency Obligations - 9.5%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.2%
Fannie Mae:
0.5% 6/17/25	1,685,000	1,573,660
0.75% 10/8/27	260,000	232,258
0.875% 8/5/30	935,000	781,743
1.625% 10/15/24	1,295,000	1,262,431
1.625% 1/7/25	475,000	462,189
1.875% 9/24/26	120,000	115,152
2.5% 2/5/24	665,000	664,458
2.875% 9/12/23	505,000	508,440
6.625% 11/15/30	1,480,000	1,850,455
Federal Home Loan Bank:
1.04% 6/14/24	30,220,000	29,419,481
1.2% 12/23/24	31,205,000	30,185,462
1.61% 9/4/24	7,930,000	7,783,252
1.61% 9/4/24	7,925,000	7,787,422
3.25% 11/16/28	1,815,000	1,843,978
Freddie Mac:
0.375% 4/20/23	885,000	871,988
0.375% 5/5/23	3,065,000	3,015,115
6.25% 7/15/32	80,000	100,825
6.75% 3/15/31	2,085,000	2,648,083
Tennessee Valley Authority:
0.75% 5/15/25	845,000	795,847
1.5% 9/15/31	780,000	667,862
2.875% 2/1/27	1,060,000	1,057,750
5.25% 9/15/39	150,000	172,008
7.125% 5/1/30	460,000	584,568
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		94,384,427
U.S. Treasury Inflation-Protected Obligations - 0.0%
U.S. Treasury Inflation-Indexed Bonds 0.125% 2/15/52	6,808,000	5,988,495
U.S. Treasury Obligations - 9.3%
U.S. Treasury Bills, yield at date of purchase 0.37% to 0.66% 7/28/22 to 8/25/22	231,895,000	231,396,284
U.S. Treasury Bonds:
1.375% 11/15/40	42,214,600	31,029,380
1.375% 8/15/50	51,095,000	34,119,884
1.75% 8/15/41	44,545,200	34,630,413
1.875% 2/15/41	62,580,000	50,147,114
2% 11/15/41 (i)	252,223,000	204,812,958
2% 2/15/50	24,820,000	19,519,573
2.25% 5/15/41	100,045,000	85,112,502
2.25% 2/15/52	74,940,000	62,680,284
2.375% 2/15/42	111,156,000	96,307,281
2.375% 5/15/51	423,887,000	363,897,054
2.5% 2/15/46	89,808,000	77,564,644
2.5% 5/15/46	33,680,000	29,068,734
2.875% 5/15/52	13,795,000	13,273,377
3.625% 8/15/43	32,563,100	34,062,783
6.25% 8/15/23	11,080,000	11,609,763
stripped coupon:
0% 2/15/29	120,000	98,740
0% 2/15/36	1,100,000	724,385
0% 11/15/36	1,975,000	1,257,442
0% 5/15/39	4,270,000	2,462,474
0% 8/15/39	8,745,000	5,010,529
0% 8/15/40	31,315,000	17,073,533
0% 2/15/41	1,890,000	1,001,640
0% 5/15/41	41,450,000	21,633,938
0% 11/15/41	850,000	434,751
0% 5/15/42	2,635,000	1,321,208
0% 8/15/42	490,000	242,377
0% 11/15/42	1,280,000	626,566
0% 5/15/44	7,670,000	3,557,765
U.S. Treasury Notes:
0.125% 9/15/23	51,800,000	50,407,875
0.25% 9/30/25	52,345,000	48,153,311
0.375% 1/31/26	8,470,000	7,756,005
0.5% 3/15/23	22,880,000	22,624,387
0.5% 2/28/26	22,520,000	20,674,416
0.75% 3/31/26	72,225,000	66,841,980
0.75% 4/30/26	71,811,200	66,358,037
0.875% 6/30/26	41,590,000	38,483,747
0.875% 9/30/26 (i)	11,300,000	10,402,180
0.875% 11/15/30	192,160,000	163,913,981
1.125% 2/15/31	84,723,000	73,540,226
1.25% 11/30/26	175,505,000	163,877,794
1.25% 12/31/26	36,560,000	34,079,347
1.25% 4/30/28	331,865,000	302,373,090
1.25% 6/30/28	19,335,000	17,567,660
1.25% 9/30/28	79,580,000	72,032,334
1.25% 8/15/31	79,600,000	69,286,203
1.5% 2/29/24 (j)	6,500,000	6,395,898
1.5% 1/31/27	121,000,000	113,966,875
1.5% 11/30/28	10,465,000	9,602,046
1.625% 4/30/23	21,075,000	20,986,090
1.75% 3/15/25	26,460,000	25,773,728
1.875% 2/28/27	85,980,000	82,366,153
1.875% 2/28/29 (i)(k)	7,700,000	7,233,789
1.875% 2/15/32 (i)	22,920,000	21,020,147
2% 8/15/25	6,760,000	6,601,827
2.125% 7/31/24	45,715,000	45,284,636
2.125% 5/15/25	31,870,000	31,333,439
2.5% 4/30/24	59,605,000	59,586,373
2.5% 5/31/24	322,690,000	322,349,662
2.5% 3/31/27	88,170,000	86,868,115
2.625% 5/31/27	136,235,000	135,011,013
2.625% 2/15/29	35,065,000	34,499,303
2.75% 5/15/25	213,678,000	213,861,631
2.75% 4/30/27	127,440,000	126,972,056
2.75% 5/31/29	38,305,000	37,957,861
2.875% 5/15/28	18,690,000	18,675,398
2.875% 4/30/29	40,122,000	40,103,193
2.875% 5/15/32	67,730,000	67,814,663
3.125% 11/15/28	14,283,500	14,467,065
TOTAL U.S. TREASURY OBLIGATIONS		4,191,780,910
Other Government Related - 0.0%
Private Export Funding Corp. Secured:
1.4% 7/15/28	2,605,000	2,349,952
3.55% 1/15/24	755,000	766,025
TOTAL OTHER GOVERNMENT RELATED		3,115,977
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,609,087,810)		4,295,269,809

U.S. Government Agency - Mortgage Securities - 9.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 2.6%
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (c)(g)	2,638	2,733
12 month U.S. LIBOR + 1.820% 2.292% 2/1/35 (c)(g)	24,642	25,371
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (c)(g)	7,424	7,734
1.5% 11/1/40 to 11/1/51	45,536,835	39,095,369
2% 8/1/31 to 3/1/52	337,777,615	302,544,029
2.5% 6/1/28 to 5/1/52	309,472,399	287,810,590
3% 2/1/27 to 5/1/52	261,398,743	252,242,731
3.5% 5/1/29 to 6/1/52 (i)(k)	135,778,585	134,704,130
4% 9/1/38 to 5/1/52	99,349,168	100,905,177
4.5% 6/1/24 to 9/1/49	36,125,426	37,591,892
5% 6/1/24 to 2/1/49	25,464,166	26,884,479
5.237% 8/1/41 (c)	241,550	253,726
5.5% 11/1/36 to 1/1/40	1,327,861	1,437,551
6% to 6% 2/1/34 to 1/1/42 (k)	8,708,231	9,570,956
6.5% 2/1/36	1,274	1,427
6.637% 2/1/39 (c)	143,836	152,565
TOTAL FANNIE MAE		1,193,230,460
Freddie Mac - 1.7%
6 month U.S. LIBOR + 2.680% 3.238% 10/1/35 (c)(g)	3,503	3,645
1.5% 12/1/40 to 6/1/51	9,310,119	7,989,653
2% 1/1/32 to 4/1/52 (i)	183,731,750	164,084,175
2.5% 3/1/28 to 6/1/52	169,045,564	157,437,290
3% 10/1/28 to 6/1/52	193,072,613	186,310,598
3.5% 2/1/29 to 6/1/52 (l)	154,152,792	153,720,123
3.5% 8/1/47	5,292,439	5,268,691
4% 1/1/36 to 6/1/48	47,854,783	48,940,488
4.5% 7/1/25 to 12/1/48	19,123,111	19,926,797
5% 10/1/33 to 12/1/47	4,062,605	4,311,971
6% 7/1/37 to 9/1/38	115,209	127,086
6.5% 9/1/39	305,262	344,598
TOTAL FREDDIE MAC		748,465,115
Ginnie Mae - 1.7%
3.5% 9/20/40 to 11/20/50	52,981,808	53,032,452
4.5% 5/15/39 to 3/20/49	14,968,691	15,662,255
5.5% 6/15/36 to 3/20/41	138,566	148,395
2% 3/20/51 to 12/20/51	17,304,623	15,788,853
2% 6/1/52 (l)	20,150,000	18,328,629
2% 6/1/52 (l)	23,200,000	21,102,938
2% 6/1/52 (l)	4,650,000	4,229,684
2% 6/1/52 (l)	4,050,000	3,683,918
2% 6/1/52 (l)	7,900,000	7,185,914
2% 6/1/52 (l)	5,750,000	5,230,254
2% 6/1/52 (l)	6,700,000	6,094,383
2% 6/1/52 (l)	4,650,000	4,229,684
2% 6/1/52 (l)	10,100,000	9,187,055
2% 6/1/52 (l)	11,650,000	10,596,950
2% 6/1/52 (l)	10,150,000	9,232,535
2% 6/1/52 (l)	11,650,000	10,596,950
2% 7/1/52 (l)	19,650,000	17,847,726
2% 7/1/52 (l)	5,250,000	4,768,476
2% 7/1/52 (l)	22,550,000	20,481,741
2% 7/1/52 (l)	5,425,000	4,927,426
2% 7/1/52 (l)	5,250,000	4,768,476
2% 7/1/52 (l)	5,425,000	4,927,426
2% 7/1/52 (l)	5,250,000	4,768,476
2% 7/1/52 (l)	5,450,000	4,950,133
2% 7/1/52 (l)	10,200,000	9,264,468
2% 7/1/52 (l)	10,900,000	9,900,265
2% 7/1/52 (l)	5,250,000	4,768,476
2% 7/1/52 (l)	5,600,000	5,086,375
2% 7/1/52 (l)	5,600,000	5,086,375
2% 7/1/52 (l)	5,250,000	4,768,476
2.5% 8/20/46 to 8/20/51	23,261,900	21,939,817
2.5% 6/1/52 (l)	10,550,000	9,889,150
2.5% 6/1/52 (l)	13,150,000	12,326,287
2.5% 6/1/52 (l)	5,250,000	4,921,141
2.5% 6/1/52 (l)	4,200,000	3,936,913
2.5% 6/1/52 (l)	33,550,000	31,448,435
2.5% 6/1/52 (l)	10,100,000	9,467,338
2.5% 6/1/52 (l)	6,425,000	6,022,539
2.5% 6/1/52 (l)	6,600,000	6,186,577
2.5% 6/1/52 (l)	6,250,000	5,858,501
2.5% 6/1/52 (l)	7,800,000	7,311,410
2.5% 6/1/52 (l)	10,600,000	9,936,018
2.5% 6/1/52 (l)	13,150,000	12,326,287
2.5% 6/1/52 (l)	10,550,000	9,889,150
2.5% 6/1/52 (l)	13,100,000	12,279,419
2.5% 7/1/52 (l)	11,050,000	10,341,860
2.5% 7/1/52 (l)	11,300,000	10,575,838
2.5% 7/1/52 (l)	10,575,000	9,897,300
2.5% 7/1/52 (l)	13,150,000	12,307,281
2.5% 7/1/52 (l)	5,275,000	4,936,951
2.5% 7/1/52 (l)	6,575,000	6,153,640
2.5% 7/1/52 (l)	6,400,000	5,989,855
2.5% 7/1/52 (l)	5,350,000	5,007,145
2.5% 7/1/52 (l)	5,350,000	5,007,145
2.5% 7/1/52 (l)	6,450,000	6,036,651
3% 8/20/42 to 8/20/51	43,921,628	42,770,953
3% 6/1/52 (l)	8,450,000	8,151,609
3% 6/1/52 (l)	8,550,000	8,248,078
3% 6/1/52 (l)	8,025,000	7,741,617
3% 6/1/52 (l)	8,325,000	8,031,023
3% 6/1/52 (l)	8,025,000	7,741,617
3% 6/1/52 (l)	8,325,000	8,031,023
3% 6/1/52 (l)	11,150,000	10,756,266
3% 6/1/52 (l)	11,100,000	10,708,031
3.5% 6/1/52 (l)	3,500,000	3,467,188
3.5% 6/1/52 (l)	2,350,000	2,327,969
3.5% 6/1/52 (l)	3,475,000	3,442,422
3.5% 6/1/52 (l)	2,300,000	2,278,438
3.5% 6/1/52 (l)	4,650,000	4,606,406
3.5% 6/1/52 (l)	4,600,000	4,556,875
3.5% 6/1/52 (l)	1,850,000	1,832,656
3.5% 6/1/52 (l)	1,825,000	1,807,891
3.5% 6/1/52 (l)	500,000	495,313
4% 5/20/40 to 5/20/49	67,128,880	68,519,460
4% 6/1/52 (l)	2,450,000	2,474,194
4% 6/1/52 (l)	2,500,000	2,524,688
4% 6/1/52 (l)	650,000	656,419
4% 6/1/52 (l)	600,000	605,925
4% 6/1/52 (l)	3,500,000	3,534,564
4% 6/1/52 (l)	1,900,000	1,918,763
5% 6/20/34 to 6/20/48	11,285,177	11,859,443
TOTAL GINNIE MAE		769,726,643
Uniform Mortgage Backed Securities - 3.3%
1.5% 6/1/37 (l)	3,650,000	3,370,262
1.5% 6/1/37 (l)	7,550,000	6,971,363
1.5% 6/1/37 (l)	7,150,000	6,602,020
1.5% 6/1/37 (l)	3,450,000	3,185,590
1.5% 6/1/52 (l)	4,250,000	3,605,527
1.5% 6/1/52 (l)	4,450,000	3,775,199
1.5% 6/1/52 (l)	4,350,000	3,690,363
1.5% 6/1/52 (l)	4,550,000	3,860,035
1.5% 6/1/52 (l)	10,750,000	9,119,864
1.5% 6/1/52 (l)	11,300,000	9,586,461
1.5% 6/1/52 (l)	8,500,000	7,211,055
1.5% 6/1/52 (l)	8,900,000	7,550,399
1.5% 7/1/52 (l)	4,400,000	3,749,969
1.5% 7/1/52 (l)	4,600,000	3,920,422
2% 6/1/37 (l)	9,800,000	9,264,828
2% 6/1/37 (l)	9,450,000	8,933,941
2% 6/1/37 (l)	9,450,000	8,933,941
2% 6/1/37 (l)	9,850,000	9,312,097
2% 6/1/37 (l)	9,450,000	8,933,941
2% 6/1/37 (l)	4,100,000	3,876,101
2% 6/1/37 (l)	9,800,000	9,264,828
2% 6/1/37 (l)	4,250,000	4,017,910
2% 6/1/37 (l)	4,900,000	4,632,414
2% 6/1/37 (l)	4,700,000	4,443,336
2% 6/1/37 (l)	4,750,000	4,490,605
2% 6/1/37 (l)	4,550,000	4,301,527
2% 6/1/37 (l)	9,500,000	8,981,211
2% 6/1/52 (l)	1,600,000	1,419,625
2% 6/1/52 (l)	1,800,000	1,597,078
2% 6/1/52 (l)	3,600,000	3,194,156
2% 6/1/52 (l)	7,000,000	6,210,859
2% 6/1/52 (l)	16,000,000	14,196,250
2% 6/1/52 (l)	16,250,000	14,418,066
2% 6/1/52 (l)	25,350,000	22,492,183
2% 6/1/52 (l)	21,725,000	19,275,845
2% 6/1/52 (l)	22,675,000	20,118,747
2% 6/1/52 (l)	15,500,000	13,752,617
2% 6/1/52 (l)	9,900,000	8,783,929
2% 6/1/52 (l)	15,050,000	13,353,347
2% 6/1/52 (l)	20,650,000	18,322,035
2% 6/1/52 (l)	11,375,000	10,092,646
2% 6/1/52 (l)	700,000	621,086
2% 6/1/52 (l)	22,675,000	20,118,747
2% 6/1/52 (l)	14,175,000	12,576,990
2% 6/1/52 (l)	13,175,000	11,689,724
2% 6/1/52 (l)	16,850,000	14,950,425
2% 6/1/52 (l)	8,325,000	7,386,486
2% 6/1/52 (l)	16,500,000	14,639,882
2% 7/1/52 (l)	8,750,000	7,751,953
2% 7/1/52 (l)	8,450,000	7,486,172
2% 7/1/52 (l)	4,475,000	3,964,570
2% 7/1/52 (l)	4,600,000	4,075,313
2% 7/1/52 (l)	7,750,000	6,866,016
2% 7/1/52 (l)	12,900,000	11,428,594
2% 7/1/52 (l)	21,100,000	18,693,281
2% 7/1/52 (l)	14,000,000	12,403,125
2% 7/1/52 (l)	9,750,000	8,637,891
2% 7/1/52 (l)	21,750,000	19,269,141
2% 7/1/52 (l)	7,850,000	6,954,609
2% 7/1/52 (l)	16,950,000	15,016,641
2% 7/1/52 (l)	13,700,000	12,137,344
2% 7/1/52 (l)	14,525,000	12,868,242
2.5% 6/1/37 (l)	9,850,000	9,536,799
2.5% 6/1/37 (l)	6,950,000	6,729,010
2.5% 6/1/37 (l)	3,000,000	2,904,609
2.5% 6/1/37 (l)	10,000,000	9,682,029
2.5% 6/1/52 (l)	15,075,000	13,872,522
2.5% 6/1/52 (l)	14,475,000	13,320,381
2.5% 6/1/52 (l)	12,275,000	11,295,867
2.5% 6/1/52 (l)	21,150,000	19,462,941
2.5% 6/1/52 (l)	8,050,000	7,407,880
2.5% 6/1/52 (l)	14,600,000	13,435,411
2.5% 6/1/52 (l)	7,700,000	7,085,799
2.5% 6/1/52 (l)	4,250,000	3,910,993
2.5% 6/1/52 (l)	7,500,000	6,901,752
2.5% 6/1/52 (l)	850,000	782,199
2.5% 6/1/52 (l)	5,800,000	5,337,355
2.5% 6/1/52 (l)	9,400,000	8,650,196
2.5% 6/1/52 (l)	25,000,000	23,005,840
2.5% 6/1/52 (l)	8,775,000	8,075,050
2.5% 6/1/52 (l)	14,100,000	12,975,294
2.5% 6/1/52 (l)	25,450,000	23,419,945
2.5% 6/1/52 (l)	14,700,000	13,527,434
2.5% 6/1/52 (l)	24,775,000	22,798,787
2.5% 6/1/52 (l)	13,350,000	12,285,119
2.5% 6/1/52 (l)	19,875,000	18,289,643
2.5% 6/1/52 (l)	22,550,000	20,751,268
2.5% 6/1/52 (l)	20,100,000	18,496,695
2.5% 6/1/52 (l)	14,625,000	13,458,416
2.5% 6/1/52 (l)	15,350,000	14,125,586
2.5% 6/1/52 (l)	26,000,000	23,926,074
2.5% 6/1/52 (l)	18,775,000	17,277,386
2.5% 7/1/52 (l)	16,450,000	15,112,140
2.5% 7/1/52 (l)	29,250,000	26,871,130
2.5% 7/1/52 (l)	5,650,000	5,190,492
2.5% 7/1/52 (l)	10,250,000	9,416,379
2.5% 7/1/52 (l)	13,150,000	12,080,525
2.5% 7/1/52 (l)	7,200,000	6,614,432
3% 6/1/37 (l)	2,800,000	2,763,031
3% 6/1/52 (l)	26,425,000	25,196,650
3% 6/1/52 (l)	27,625,000	26,340,868
3% 6/1/52 (l)	19,850,000	18,927,285
3% 6/1/52 (l)	32,000,000	30,512,499
3% 6/1/52 (l)	6,950,000	6,626,933
3% 6/1/52 (l)	3,850,000	3,671,035
3% 6/1/52 (l)	4,000,000	3,814,062
3% 6/1/52 (l)	1,600,000	1,525,625
3% 6/1/52 (l)	7,200,000	6,865,312
3% 6/1/52 (l)	6,700,000	6,388,555
3% 6/1/52 (l)	23,650,000	22,550,644
3% 6/1/52 (l)	19,875,000	18,951,123
3% 7/1/52 (l)	6,600,000	6,281,086
3% 7/1/52 (l)	3,600,000	3,426,047
3.5% 6/1/52 (l)	44,125,000	43,259,735
3.5% 6/1/52 (l)	6,850,000	6,715,676
3.5% 6/1/52 (l)	10,500,000	10,294,101
3.5% 6/1/52 (l)	6,650,000	6,519,597
3.5% 6/1/52 (l)	33,800,000	33,137,202
3.5% 6/1/52 (l)	19,850,000	19,460,753
3.5% 6/1/52 (l)	3,000,000	2,941,172
3.5% 6/1/52 (l)	5,000,000	4,901,953
3.5% 6/1/52 (l)	6,750,000	6,617,637
3.5% 6/1/52 (l)	1,050,000	1,029,410
3.5% 7/1/52 (l)	2,500,000	2,445,703
3.5% 7/1/52 (l)	1,500,000	1,467,422
3.5% 7/1/52 (l)	7,700,000	7,532,765
3.5% 7/1/52 (l)	16,650,000	16,288,382
3.5% 7/1/52 (l)	2,000,000	1,956,562
3.5% 7/1/52 (l)	4,500,000	4,402,265
3.5% 7/1/52 (l)	1,000,000	978,281
3.5% 7/1/52 (l)	1,000,000	978,281
4% 6/1/52 (l)	30,775,000	30,787,030
4% 6/1/52 (l)	7,225,000	7,227,824
4% 6/1/52 (l)	1,500,000	1,500,586
4% 6/1/52 (l)	2,225,000	2,225,870
4% 6/1/52 (l)	2,800,000	2,801,095
4% 6/1/52 (l)	5,175,000	5,177,023
4% 6/1/52 (l)	3,000,000	3,001,173
4% 6/1/52 (l)	5,500,000	5,502,150
4% 6/1/52 (l)	3,800,000	3,801,485
4% 6/1/52 (l)	4,500,000	4,501,759
4% 6/1/52 (l)	2,000,000	2,000,782
4% 6/1/52 (l)	3,100,000	3,101,212
4% 6/1/52 (l)	3,400,000	3,401,329
4% 7/1/52 (l)	4,500,000	4,489,982
4% 7/1/52 (l)	6,000,000	5,986,642
4.5% 6/1/52 (l)	1,200,000	1,221,094
4.5% 6/1/52 (l)	1,300,000	1,322,852
4.5% 6/1/52 (l)	2,100,000	2,136,915
4.5% 6/1/52 (l)	2,400,000	2,442,188
4.5% 6/1/52 (l)	6,000,000	6,105,470
4.5% 6/1/52 (l)	5,100,000	5,189,650
4.5% 6/1/52 (l)	9,600,000	9,768,753
4.5% 7/1/52 (l)	5,000,000	5,071,681
4.5% 7/1/52 (l)	6,450,000	6,542,468
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,500,436,867
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,331,763,013)		4,211,859,085

Asset-Backed Securities - 2.3%
		Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)		2,655,966	1,832,950
Series 2019-1 Class A, 3.844% 5/15/39 (b)		3,969,506	2,438,587
Series 2019-2:
Class A, 3.376% 10/16/39 (b)		6,910,495	5,318,317
Class B, 4.458% 10/16/39 (b)		1,333,003	859,653
Series 2021-1A Class A, 2.95% 11/16/41 (b)		5,817,623	4,921,015
Accredited Mortgage Loan Trust Series 2006-1 Class M1, 1 month U.S. LIBOR + 0.330% 1.3357% 4/25/36 (c)(g)		2,414,000	2,247,884
Aegis Asset Backed Securities Trust Series 2005-5 Class M1, 1 month U.S. LIBOR + 0.640% 1.6507% 12/25/35 (g)		11,165,000	10,814,600
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)		2,207,000	2,171,666
AIG CLO LLC Series 2021-1A Class A1R, 3 month U.S. LIBOR + 1.120% 2.1827% 4/20/32 (b)(c)(g)		7,500,000	7,364,693
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 1/15/32 (b)(c)(g)		1,584,000	1,549,336
AIMCO CLO Series 2021-AA Class AR2, 3 month U.S. LIBOR + 1.140% 2.1843% 10/17/34 (b)(c)(g)		4,150,000	3,992,885
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 2.1743% 10/17/34 (b)(c)(g)		3,880,000	3,753,857
Allegro CLO X, Ltd. / Allegro CLO X LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 2.2127% 7/20/32 (b)(c)(g)		16,000,000	15,646,896
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 0% 7/20/35 (b)(c)(g)(l)		5,071,000	5,005,899
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 2.2027% 7/20/34 (b)(c)(g)		4,673,000	4,519,319
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M3, 1 month U.S. LIBOR + 1.200% 2.2057% 11/25/34 (c)(g)		3,108,480	2,966,157
Anchorage Capital CLO 17, Ltd. Series 2021-17A Class A1, 3 month U.S. LIBOR + 1.170% 2.2143% 7/15/34 (b)(c)(g)		10,500,000	10,266,711
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)		2,490,249	2,102,878
Class B, 4.335% 1/16/40 (b)		398,355	181,223
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 2.3643% 10/15/32 (b)(c)(g)		7,102,000	6,988,609
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 2.1743% 7/15/34 (b)(c)(g)		5,889,000	5,743,742
Ares LVIII CLO LLC Series 2022-58A Class AR, U.S. 90-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.330% 2.1764% 1/15/35 (b)(c)(g)		7,506,000	7,278,110
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 2.2943% 4/17/33 (b)(c)(g)		15,169,000	14,900,084
Argent Securities, Inc. pass-thru certificates Series 2005-W5 Class A2D, 1 month U.S. LIBOR + 0.640% 1.6457% 1/25/36 (c)(g)		2,674,991	2,499,994
ArrowMark Colorado Holdings LLC Series 2021-3A Class A1R, 3 month U.S. LIBOR + 1.210% 2.394% 1/25/35 (b)(c)(g)		9,500,000	9,143,133
Atlas Senior Loan Fund XVI, Ltd. / Atlas Senior Loan Fund XVI LLC Series 2021-16A Class A, 3 month U.S. LIBOR + 1.270% 2.3327% 1/20/34 (b)(c)(g)		2,000,000	1,935,906
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 10/15/36 (b)(c)(g)		3,908,000	3,797,134
Bain Capital Credit CLO, Ltd. Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 10/17/32 (b)(c)(g)		7,500,000	7,304,558
Balboa Bay Loan Funding Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.120% 2.1827% 1/20/32 (b)(c)(g)		10,000,000	9,804,990
Battalion CLO X Ltd. / Battalion CLO X LLC Series 2021-10A Class A1R2, 3 month U.S. LIBOR + 1.170% 2.354% 1/25/35 (b)(c)(g)		12,000,000	11,690,268
Battalion CLO XI Ltd. / Battalion CLO XI LLC Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.150% 2.334% 4/24/34 (b)(c)(g)		22,750,000	22,184,845
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.1464% 1/17/35 (b)(c)(g)		7,708,000	7,504,708
Bellemeade Re Ltd. Series 2021-1A:
Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.750% 2.3345% 3/25/31 (b)(c)(g)		3,702,962	3,688,386
Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.950% 3.5345% 3/25/31 (b)(c)(g)		2,140,000	2,111,362
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 2.1743% 1/15/35 (b)(c)(g)		5,907,000	5,726,151
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		7,378,188	6,603,774
Class AA, 2.487% 12/16/41 (b)(c)		875,963	825,157
Series 2021-1A Class A, 2.443% 7/15/46 (b)		7,848,033	6,802,902
BlackRock Rainier CLO VI, Ltd. / BlackRock Rainier CLO VI LLC Series 2021-6A Class A, 3 month U.S. LIBOR + 1.700% 2.7627% 4/20/33 (b)(c)(g)		8,500,000	8,320,412
BlueMountain CLO XXVIII, Ltd. / BlueMountain CLO XXVIII LLC Series 2021-28A Class A, 3 month U.S. LIBOR + 1.260% 2.3043% 4/15/34 (b)(c)(g)		3,000,000	2,923,728
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.0343% 4/15/29 (b)(c)(g)		8,307,262	8,195,188
CarMax Auto Owner Trust Series 2021-1 Class D, 1.28% 7/15/27		200,000	183,238
Carrington Mortgage Loan Trust Series 2005-FRE1:
Class M1, 1 month U.S. LIBOR + 0.700% 1.7107% 12/25/35 (c)(g)		1,541,513	1,540,572
Class M2, 1 month U.S. LIBOR + 0.730% 1.7407% 12/25/35 (g)		10,000,000	9,545,850
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)		5,572,124	4,821,805
Class B, 5.095% 4/15/39 (b)		2,927,377	2,363,937
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		3,913,564	3,524,008
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 2.1627% 10/20/32 (b)(c)(g)		4,327,000	4,218,180
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 2.0327% 4/20/35 (b)(c)(g)		7,060,000	6,834,947
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 2.314% 10/25/34 (b)(c)(g)		3,624,000	3,505,974
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 2.2327% 10/20/34 (b)(c)(g)		5,895,000	5,687,567
Chase Auto Credit Linked Notes Series 2021-3 Class E, 2.102% 2/26/29 (b)		550,917	533,836
CIFC Funding Ltd. Series 2021-7A Class B, 3 month U.S. LIBOR + 1.600% 2.784% 1/23/35 (b)(c)(g)		7,600,000	7,234,660
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 2.3557% 10/25/37 (b)(c)(g)		907,992	906,218
Citibank Credit Card Issuance Trust:
Series 2018-A3 Class A3, 3.29% 5/23/25		700,000	704,698
Series 2018-A7 Class A7, 3.96% 10/13/30		2,500,000	2,570,711
CoreVest American Finance Trust Series 2020-2 Class B, 4.244% 5/15/52 (b)		3,200,000	3,107,772
Crestline Denali CLO XVII, LLC Series 2018-1A Class AR, 3 month U.S. LIBOR + 1.060% 2.1043% 10/15/31 (b)(c)(g)		25,000,000	24,466,050
Crown Point CLO, Ltd. / Crown Point CLO LLC Series 2021-11A Class A, 3 month U.S. LIBOR + 1.120% 1.3658% 1/17/34 (b)(c)(g)		1,000,000	976,831
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)		7,001,240	6,856,993
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.204% 4/20/35 (b)(c)(g)		4,007,000	3,884,442
Dryden CLO, Ltd. Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 2.2127% 10/20/34 (b)(c)(g)		3,910,000	3,808,258
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 2.2243% 4/17/33 (b)(c)(g)		5,400,000	5,277,031
Series 2021-72A Class BR, 3 month U.S. LIBOR + 1.650% 3.0613% 5/15/32 (b)(c)(g)		6,000,000	5,740,056
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 10/15/35 (b)(c)(g)		5,160,000	5,001,573
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 2.608% 2/20/35 (b)(c)(g)		3,054,000	2,957,698
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 4/15/31 (b)(c)(g)		2,460,000	2,409,400
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 1/15/35 (b)(c)(g)		6,200,000	6,021,657
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 2.2943% 1/15/34 (b)(c)(g)		7,240,000	7,078,816
ECMC Group Student Loan Trust Series 2021-1A Class A1B, 1 month U.S. LIBOR + 0.570% 1.5757% 11/25/70 (b)(c)(g)		970,100	939,506
EFS Volunteer No. 2 LLC Series 2012-1 Class A2, 1 month U.S. LIBOR + 1.350% 2.3557% 3/25/36 (b)(c)(g)		928,293	929,739
Elevation CLO, Ltd. Series 2021-13A Class A1, 3 month U.S. LIBOR + 1.190% 2.2343% 7/15/34 (b)(c)(g)		8,500,000	8,188,509
Elmwood CLO II Ltd. Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 2.2127% 4/20/34 (b)(c)(g)		35,000,000	34,025,740
Encore Credit Receivables Trust Series 2005-4 Class M4, 1 month U.S. LIBOR + 0.900% 1.9057% 1/25/36 (c)(g)		4,800,000	4,549,350
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (b)		4,678,052	4,553,807
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 2.1543% 7/19/34 (b)(c)(g)		4,210,000	4,076,690
Class AR, 3 month U.S. LIBOR + 1.080% 2.4913% 11/16/34 (b)(c)(g)		5,750,000	5,604,140
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 2.778% 11/20/33 (b)(c)(g)		7,413,000	7,245,399
Ford Credit Auto Owner Trust:
Series 2020-2 Class A, 1.06% 4/15/33 (b)		3,200,000	2,945,335
Series 2021-1 Class C, 1.91% 10/17/33 (b)		1,190,000	1,080,775
Greywolf CLO II, Ltd. Series 2021-1A Class A1SR, 3 month U.S. LIBOR + 1.140% 2.1843% 4/15/34 (b)(c)(g)		35,000,000	34,008,135
Henley CLO IV DAC Series 2021-4A Class A, 3 month EURIBOR + 0.900% 0.9% 4/25/34 (b)(c)(g)	EUR	2,000,000	2,070,854
Home Re, Ltd.:
Series 2021-1:
Class M1A, 1 month U.S. LIBOR + 1.050% 2.0557% 7/25/33 (b)(c)(g)		121,335	121,056
Class M1B, 1 month U.S. LIBOR + 1.550% 2.5557% 7/25/33 (b)(c)(g)		165,000	163,106
Class M1C, 1 month U.S. LIBOR + 2.300% 3.3057% 7/25/33 (b)(c)(g)		745,000	711,167
Series 2021-2:
Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.600% 2.1845% 1/25/34 (b)(c)(g)		665,000	650,499
Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.800% 3.3845% 1/25/34 (b)(c)(g)		990,000	933,806
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)		3,277,259	2,893,187
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)		3,957,121	3,521,826
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 1A1, 1 month U.S. LIBOR + 0.140% 1.1457% 1/25/37 (c)(g)		2,667,590	2,117,667
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 2.2663% 10/22/34 (b)(c)(g)		4,148,000	4,003,832
Invesco Euro CLO I DAC Series 2021-1A Class A1R, 3 month EURIBOR + 0.650% 0.65% 7/15/31 (b)(c)(g)	EUR	10,000,000	10,422,109
Jamestown CLO XIV Ltd. Series 2021-14A:
Class A1AR, 3 month U.S. LIBOR + 1.200% 2.2627% 10/20/34 (b)(c)(g)		13,000,000	12,633,868
Class A2R, 3 month U.S. LIBOR + 1.750% 2.8127% 10/20/34 (b)(c)(g)		10,600,000	10,050,962
JMP Credit Advisors CLO IV, Ltd. / JMP Credit Advisors CLO IV LLC Series 2019-1A Class AR, 3 month U.S. LIBOR + 1.280% 2.3243% 7/17/29 (b)(c)(g)		1,643,669	1,629,369
JPMorgan Chase Bank NA - CACLN Series 2021-2 Class E, 2.28% 12/26/28 (b)		719,979	702,547
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 2.0223% 4/15/35 (b)(c)(g)		9,327,000	9,013,810
KKR Financial CLO Ltd. Series 2021-33A Class A, 3 month U.S. LIBOR + 1.170% 2.2327% 7/20/34 (b)(c)(g)		13,000,000	12,626,341
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(c)		6,383,000	6,348,545
LCM XXIV Ltd. / LCM XXIV LLC Series 2021-24A Class AR, 3 month U.S. LIBOR + 0.980% 2.0427% 3/20/30 (b)(c)(g)		7,500,000	7,389,420
Lendmark Funding Trust Series 2021-1A:
Class A, 1.9% 11/20/31 (b)		4,200,000	3,764,292
Class B, 2.47% 11/20/31 (b)		150,000	128,587
Logan CLO I, Ltd. / Logan CLO I LLC Series 2021-1A Class A, 3 month U.S. LIBOR + 1.160% 2.2227% 7/20/34 (b)(c)(g)		12,500,000	12,206,725
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 2.2363% 1/22/35 (b)(c)(g)		6,180,000	5,964,930
Madison Park Funding Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.140% 1.3851% 1/18/34 (b)(c)(g)		4,500,000	4,426,898
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 2.1643% 7/15/34 (b)(c)(g)		4,233,000	4,106,366
Madison Park Funding XVII, Ltd. Series 2021-17A Class AR2, 3 month U.S. LIBOR + 1.000% 2.0983% 7/21/30 (b)(c)(g)		7,000,000	6,923,238
Madison Park Funding XXXIV, Ltd. Series 2021-34A Class AR, 3 month U.S. LIBOR + 1.120% 2.304% 4/25/32 (b)(c)(g)		20,000,000	19,774,100
Madison Park Funding XXXVIII, Ltd. Series 2021-38A Class A, 3 month U.S. LIBOR + 1.120% 2.1643% 7/17/34 (b)(c)(g)		12,500,000	12,174,638
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 2.2027% 10/20/34 (b)(c)(g)		1,417,000	1,373,018
Magnetite VII Ltd. Series 2018-7A Class A1R2, 3 month U.S. LIBOR + 0.800% 1.8443% 1/15/28 (b)(c)(g)		6,584,468	6,503,209
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 2.314% 1/25/35 (b)(c)(g)		4,904,000	4,750,485
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (b)		3,504,049	3,446,743
Series 2022-1A Class A, 1.36% 4/15/32 (b)		3,569,456	3,524,715
MASTR Asset Backed Securities Trust:
Series 2005-NC2 Class A4, 1 month U.S. LIBOR + 0.700% 1.7057% 11/25/35 (c)(g)		10,114,402	6,516,809
Series 2005-WF1 Class M7, 1 month U.S. LIBOR + 1.720% 2.7307% 6/25/35 (c)(g)		1,816,559	1,814,139
MDPK Series 2021-48A Class A, 3 month U.S. LIBOR + 1.150% 2.1943% 4/19/33 (b)(c)(g)		5,000,000	4,915,370
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)		1,399,123	1,395,037
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.1327% 10/20/30 (b)(c)(g)		8,353,000	8,230,988
Morgan Stanley ABS Capital I Trust:
Series 2006-HE4 Class A4, 1 month U.S. LIBOR + 0.480% 1.4857% 6/25/36 (g)		3,787,925	2,251,416
Series 2007-NC3 Class A2D, 1 month U.S. LIBOR + 0.260% 1.2657% 5/25/37 (c)(g)		2,254,359	1,870,500
Nationstar Home Equity Loan Trust Series 2006-B Class M2, 1 month U.S. LIBOR + 0.360% 1.3657% 9/25/36 (c)(g)		8,141,000	7,653,363
Navient Private Education Refi Loan Trust Series 2021-A Class B, 2.24% 5/15/69 (b)		100,000	83,924
Navient Student Loan Trust:
Series 2015-1 Class A2, 1 month U.S. LIBOR + 0.600% 1.6057% 4/25/40 (c)(g)		2,701,308	2,585,464
Series 2016-2A Class A3, 1 month U.S. LIBOR + 1.500% 2.5057% 6/25/65 (b)(c)(g)		1,453,648	1,461,773
Series 2017-3A Class A3, 1 month U.S. LIBOR + 1.050% 2.0557% 7/26/66 (b)(c)(g)		9,093,000	8,877,106
Newcastle Mortgage Securities Trust Series 2007-1 Class 2A3, 1 month U.S. LIBOR + 0.230% 1.2357% 4/25/37 (g)		2,943,503	2,893,452
Northwoods Capital XV, Ltd. Series 2021-15A Class A1R, 3 month U.S. LIBOR + 1.210% 2.1379% 6/20/34 (b)(c)(g)		23,750,000	22,911,316
Oak Hill Credit Partners X-R, Ltd. Series 2021-10RA, Class BR, 3 month U.S. LIBOR + 1.550% 2.6127% 4/20/34 (b)(c)(g)		2,000,000	1,896,892
OCP CLO Ltd. / OCP CLO LLC Series 2021-18A Class AR, 3 month U.S. LIBOR + 1.090% 2.1527% 7/20/32 (b)(c)(g)		18,000,000	17,568,882
Octagon Investment Partners 20-R, Ltd. Series 2021-4A Class BR, 3 month U.S. LIBOR + 1.700% 3.0999% 5/12/31 (b)(c)(g)		2,500,000	2,428,088
Octagon Investment Partners 31, Ltd. / Octagon Investment Partners 31 LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.050% 2.1127% 7/20/30 (b)(c)(g)		3,000,000	2,964,090
Oportun Funding XIV, LLC Series 2021-A:
Class A, 1.21% 3/8/28 (b)		800,000	753,166
Class B, 1.76% 3/8/28 (b)		400,000	378,642
Oportun Funding, LLC Series 2020-1 Class B, 3.45% 5/15/24 (b)		1,324,554	1,323,240
Palmer Square CLO, Ltd. Series 2021-1A Class A1, 3 month U.S. LIBOR + 1.190% 2.2527% 4/20/34 (b)(c)(g)		6,000,000	5,853,780
Park Avenue Institutional Advisers CLO Ltd. / Park Avenue Institutional Advisers CLO LLC Series 2021-1A Class A1AR, 3 month U.S. LIBOR + 1.000% 2.0627% 10/20/31 (b)(c)(g)		12,750,000	12,540,569
Park Avenue Institutional Advisers CLO, Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 1.240% 2.6513% 2/14/34 (b)(c)(g)		2,000,000	1,945,110
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 2.1927% 10/20/34 (b)(c)(g)		2,337,000	2,271,370
PennyMac Mortgage Investment Trust Series 2018-FT1 Class A, 1 month U.S. LIBOR + 2.350% 3.3557% 4/25/23 (b)(c)(g)		300,000	296,884
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)		6,075,163	5,465,319
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)		4,686,000	4,295,230
Class A2II, 4.008% 12/5/51 (b)		4,188,000	3,611,019
PMT Credit Risk Transfer Trust Series 2021-1R Class A, 1 month U.S. LIBOR + 2.900% 3.9057% 2/27/24 (b)(c)(g)		3,415,940	3,356,826
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)		2,779,953	2,602,199
Recette CLO, Ltd. Series 2021-1A Class ARR, 3 month U.S. LIBOR + 1.080% 2.1427% 4/20/34 (b)(c)(g)		4,700,000	4,560,640
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 2.1827% 4/20/34 (b)(c)(g)		7,250,000	7,092,218
Romark CLO-IV Ltd. / Romark CLO-IV LLC Series 2021-4A Class A1, 3 month U.S. LIBOR + 1.170% 2.1589% 7/10/34 (b)(c)(g)		13,250,000	12,802,442
RR 7 Ltd. Series 2022-7A Class A1AB, 3 month U.S. LIBOR + 1.340% 1.5203% 1/15/37 (b)(c)(g)		7,731,000	7,505,714
Santander Drive Auto Receivables Trust Series 2021-1 Class D, 1.13% 11/16/26		2,800,000	2,706,321
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)		6,137,546	5,341,153
Class B, 4.335% 3/15/40 (b)		665,815	447,899
Saratoga Investment Corp. CLO, Ltd. / Saratoga Investment Corp. CLO, Inc. Series 2021-1A Class AR3, 3 month U.S. LIBOR + 1.320% 2.3827% 4/20/33 (b)(c)(g)		12,000,000	11,827,992
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)		8,004,000	7,808,943
1.884% 7/15/50 (b)		2,753,000	2,568,860
2.328% 7/15/52 (b)		2,105,000	1,896,579
Securitized Asset Backed Receivables LLC Trust Series 2006-CB5 Class A3, 1 month U.S. LIBOR + 0.280% 1.2857% 6/25/36 (c)(g)		2,452,361	1,716,024
Sixth Street CLO XVII, Ltd. / Sixth Street CLO XVII LLC Series 2021-17A Class A, 3 month U.S. LIBOR + 1.240% 2.3027% 1/20/34 (b)(c)(g)		5,000,000	4,890,905
SLM Student Loan Trust Series 2014-14 Class A7, 3 month U.S. LIBOR + 0.600% 1.784% 10/25/65 (b)(c)(g)		4,000,000	3,907,767
Sound Point CLO VII-R, Ltd. Series 2021-3RA Class A1R, 3 month U.S. LIBOR + 1.070% 2.254% 10/23/31 (b)(c)(g)		10,250,000	10,032,352
Soundview Home Loan Trust Series 2007-NS1 Class A4, 1 month U.S. LIBOR + 0.300% 1.3057% 1/25/37 (c)(g)		7,309,000	7,006,646
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)		1,493,125	1,299,534
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.6326% 4/23/35 (b)(c)(g)		7,640,000	7,417,495
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 2.1043% 7/15/32 (b)(c)(g)		768,000	754,052
TCW CLO, Ltd. / TCW CLO, LLC Series 2021-1A Class A1RR, 3 month U.S. LIBOR + 1.160% 2.2227% 4/20/34 (b)(c)(g)		5,500,000	5,383,532
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.8657% 9/25/34 (c)(g)		3,408	3,333
TH MSR Issuer Trust Series 2019-FT1 Class A, 1 month U.S. LIBOR + 2.800% 3.4679% 6/25/24 (b)(c)(g)		1,250,000	1,218,964
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)		8,900,853	7,775,340
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)		9,174,485	7,875,194
Towd Point Mortgage Trust:
Series 2019-1 Class A1, 3.6585% 3/25/58 (b)(c)		1,452,304	1,433,538
Series 2019-MH1 Class A1, 3% 11/25/58 (b)		3,719,330	3,682,379
Series 2020-4 Class A1, 1.75% 10/25/60 (b)		2,244,623	2,084,496
Tralee CLO VII Ltd. / Tralee CLO VII LLC Series 2021-7A Class A1, 3 month U.S. LIBOR + 1.320% 2.504% 4/25/34 (b)(c)(g)		12,000,000	11,713,656
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)		255,977	253,667
Series 2021-2 Class A, 0.91% 6/20/31 (b)		4,539,057	4,447,302
Series 2021-3 Class A, 0.83% 7/20/31 (b)		7,645,028	7,462,332
Series 2021-4 Class A, 0.84% 9/20/31 (b)		7,679,387	7,436,702
3.12% 3/20/32 (b)		4,789,362	4,721,781
Venture 43 CLO, Ltd. Series 2021-43A Class A1, 3 month U.S. LIBOR + 1.240% 2.2843% 4/15/34 (b)(c)(g)		15,200,000	14,816,960
VOLT XCIV LLC Series 2021-NPL3 Class A1, 2.2395% 2/27/51 (b)		17,719,952	16,889,728
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 2.3327% 7/20/32 (b)(c)(g)		8,868,000	8,719,629
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 2.2043% 7/19/34 (b)(c)(g)		15,930,000	15,512,268
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 2.2127% 10/20/34 (b)(c)(g)		7,430,000	7,184,691
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 7/16/34 (b)(c)(g)		3,924,000	3,805,943
TOTAL ASSET-BACKED SECURITIES (Cost $1,081,697,146)			1,037,926,419

Collateralized Mortgage Obligations - 0.7%
		Principal Amount (a)	Value ($)
Private Sponsor - 0.5%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (b)		1,767,876	1,618,523
Alternative Loan Trust floater Series 2007-OH3 Class A1B, 1 month U.S. LIBOR + 0.440% 1.4457% 9/25/47 (g)		1,985,571	1,860,589
BCAP LLC Trust sequential payer Series 2010-RR4 Class 31A6, 6.3904% 1/26/37 (b)(c)		3,512,022	3,039,260
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)		5,349,485	5,186,612
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)		3,131,755	3,020,245
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)		8,272,409	7,964,237
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)		5,787,275	5,770,411
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)		4,770,209	4,683,151
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)		3,466,112	3,419,720
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)		3,932,129	3,879,703
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)		4,808,514	4,727,894
Central Park Funding Trust floater:
Series 2021-1 Class PT, 1 month U.S. LIBOR + 2.750% 3.773% 8/29/22 (b)(c)(g)		11,635,595	11,251,302
Series 2021-2 Class PT, 3.1019% 10/27/22 (b)(c)		14,922,378	14,587,295
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (b)		2,331,309	2,308,509
CIM Trust:
sequential payer:
Series 2021-R1 Class A2, 2.4% 8/25/56 (b)		6,874,715	6,542,662
Series 2021-R3 Class A1A, 1.951% 6/25/57 (b)		8,796,246	7,984,482
Series 2021-R4 Class A1A, 2% 5/1/61 (b)		8,858,698	8,276,816
Series 2022-R2 Class A1, 0% 12/25/61 (b)(c)		2,700,000	2,638,213
Series 2021-R5 Class A1A, 2% 8/25/61 (b)(c)		7,565,076	7,009,083
Citigroup Mortgage Loan Trust Series 2005-9 Class 22A1, 6% 11/25/35		1,365,689	1,285,266
COLT Trust sequential payer Series 2021-RPL1 Class A1, 1.6654% 9/25/61 (b)		4,116,019	3,936,975
Connecticut Avenue Securities floater Series 2022-R03 Class 1B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 6.250% 6.8345% 3/25/42 (b)(c)(g)		130,000	128,202
Connecticut Avenue Securities Trust floater Series 2020-R01 Class 1M2, 1 month U.S. LIBOR + 2.050% 3.0557% 1/25/40 (b)(c)(g)		416,971	413,290
Credit Suisse Mortgage Trust Series 2021-RP11 Class PT, 3.7714% 10/25/61 (b)(c)		8,716,987	7,903,107
CSMC floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 1.2279% 5/27/37 (b)(c)(g)		216,869	213,971
CSMC Trust sequential payer:
Series 2020-RPL2 Class A12, 3.4183% 2/25/60 (b)(c)		653,583	632,260
Series 2020-RPL3 Class A1, 2.691% 3/25/60 (b)(c)		5,820,585	5,683,472
Series 2020-RPL4 Class A1, 2% 1/25/60 (b)		2,103,265	2,033,387
Csmcm 2022-Rpl1 Trust Series 2022-RPL1 Class CERT, 4.231% 4/25/61 (b)		430,000	442,146
CSMCM Trust Certificates:
Series 2021-RP11 Class CERT, 3.7778% 10/27/61 (b)		368,723	321,393
Series 2022-RPL1 Class PT, 4.231% 4/25/61 (b)		10,230,000	10,374,795
CWALT, Inc. Series 2005-13CB Class A8, 5.5% 5/25/35		2,109,217	1,989,700
Eagle Re Ltd. floater Series 2021-1:
Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.150% 2.7345% 10/25/33 (b)(c)(g)		1,125,000	1,123,185
Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.700% 3.2845% 10/25/33 (b)(c)(g)		1,735,000	1,733,308
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)		9,505,790	9,329,072
GMAC Mortgage Loan Trust Series 2005-AR6 Class 2A1, 3.0962% 11/19/35 (c)		1,745,264	1,550,268
GSR Mortgage Loan Trust floater Series 2006-OA1 Class 1A1, 1 month U.S. LIBOR + 0.440% 1.4457% 8/25/46 (c)(g)		18,220,842	5,081,181
J.P. Morgan Mortgage Trust Series 2021-13 Class A3, 2.5% 4/25/52 (b)		13,444,898	11,756,933
Legacy Mortgage Asset Trust sequential payer:
Series 2020-GS2 Class A1, 2.75% 3/25/60 (b)(c)		13,669,179	14,257,654
Series 2021-SL1 Class A, 1.991% 9/25/60 (b)		1,176,775	1,159,286
Merrill Lynch Mortgage Investors Trust floater Series 2006-A2 Class 1A, 1 month U.S. LIBOR + 0.180% 1.1857% 2/25/36 (g)		6,155,340	4,090,109
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)		1,242,504	1,238,207
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)		2,288,527	2,249,098
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)		4,853,616	4,483,827
NMLT Trust Series 2021-INV3 2.2769% 11/25/56 (b)		6,486,958	6,779,182
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)		4,884,999	4,707,138
Preston Ridge Partners Mortgage Trust:
Series 2021-1 Class A1, 2.115% 1/25/26 (b)		4,046,184	3,886,312
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)		2,153,487	2,040,768
RALI Trust:
Series 2006-QS4 Class A4, 6% 4/25/36		1,600,820	1,466,638
Series 2007-QS3 Class A5, 6.25% 2/25/37		2,581,505	2,220,545
Series 2007-QS8 Class A5, 6% 6/25/37		960,442	882,256
Retiro Mortgage Securities floater Series 2021-1A Class A1, 2.000% x 3 month EURIBOR 1.555% 7/30/75 (b)(c)(g)	EUR	1,367,092	1,452,014
RMF Buyout Issuance Trust:
sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)		3,694,842	3,673,840
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)		1,599,645	1,528,591
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (c)(g)		808	768
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 1.6457% 9/25/43 (c)(g)		1,483,206	1,439,313
WaMu Mortgage pass-thru certificates floater Series 2005-AR2 Class 2A1B, 1 month U.S. LIBOR + 0.740% 1.7457% 1/25/45 (g)		1,317,969	1,300,652
TOTAL PRIVATE SPONSOR			230,556,816
U.S. Government Agency - 0.2%
Fannie Mae:
floater Series 2022-R04 Class 1B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 5.250% 5.8345% 3/25/42 (b)(c)(g)		240,000	229,015
planned amortization class Series 2012-149:
Class DA, 1.75% 1/25/43		690,695	654,793
Class GA, 1.75% 6/25/42		749,577	709,149
Series 2005-79 Class ZC, 5.9% 9/25/35		194,995	207,768
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 5.5393% 8/25/37 (c)(m)(n)		642,451	96,822
Series 2010-135 Class ZA, 4.5% 12/25/40		346,327	373,617
Series 2010-150 Class ZC, 4.75% 1/25/41		572,915	605,595
Series 2010-95 Class ZC, 5% 9/25/40		1,331,961	1,409,878
Series 2011-4 Class PZ, 5% 2/25/41		190,028	196,629
Series 2012-100 Class WI, 3% 9/25/27 (m)		295,615	17,468
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.6443% 12/25/30 (c)(m)(n)		49,643	1,319
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 5.5443% 6/25/41 (c)(m)(n)		36,692	958
Series 2013-133 Class IB, 3% 4/25/32 (m)		115,395	4,344
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.0443% 1/25/44 (c)(m)(n)		94,888	15,755
Series 2013-44 Class DJ, 1.85% 5/25/33		6,626,780	6,294,261
Series 2013-51 Class GI, 3% 10/25/32 (m)		485,189	33,393
Series 2015-42 Class IL, 6% 6/25/45 (m)		630,718	118,706
Series 2015-70 Class JC, 3% 10/25/45		516,417	510,065
Series 2017-30 Class AI, 5.5% 5/25/47 (m)		365,643	70,385
Freddie Mac:
planned amortization class:
Series 2020-4960 Class PB, 1.5% 10/25/49		2,603,622	2,322,034
Series 4135 Class AB, 1.75% 6/15/42		563,139	536,048
sequential payer Series 3871 Class KB, 5.5% 6/15/41		461,890	499,246
Series 2017-4683 Class LM, 3% 5/15/47		777,132	765,920
Series 2933 Class ZM, 5.75% 2/15/35		409,720	442,883
Series 2996 Class ZD, 5.5% 6/15/35		262,721	281,043
Series 3237 Class C, 5.5% 11/15/36		362,053	381,213
Series 3980 Class EP, 5% 1/15/42		1,863,364	1,966,250
Series 4055 Class BI, 3.5% 5/15/31 (m)		120,674	4,644
Series 4149 Class IO, 3% 1/15/33 (m)		254,334	22,684
Series 4314 Class AI, 5% 3/15/34 (m)		44,323	1,977
Series 4427 Class LI, 3.5% 2/15/34 (m)		313,638	24,967
Series 4471 Class PA 4% 12/15/40		280,795	283,892
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		528,532	542,355
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57		2,002,911	2,004,911
Freddie Mac STACR REMIC Trust floater:
Series 2019-DNA4 Class B1, 1 month U.S. LIBOR + 2.700% 3.7057% 10/25/49 (b)(c)(g)		9,700,000	9,404,365
Series 2020-DNA6 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3.5845% 12/25/50 (b)(c)(g)		3,910,000	3,626,389
Series 2021-DNA2 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.400% 3.9845% 8/25/33 (b)(c)(g)		4,380,000	3,886,403
Series 2021-HQA1:
Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3.5845% 8/25/33 (b)(c)(g)		2,700,000	2,223,001
Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.250% 2.8345% 8/25/33 (b)(c)(g)		3,900,000	3,629,608
Freddie Mac. STACR REMIC Trust floater Series 2020-DNA1 Class B1, 1 month U.S. LIBOR + 2.300% 3.3057% 1/25/50 (b)(c)(g)		6,600,000	6,237,986
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.8176% 12/20/60 (c)(g)(o)		778,661	773,400
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.9876% 9/20/61 (c)(g)(o)		3,125,244	3,114,695
Series 2012-H18 Class NA, 1 month U.S. LIBOR + 0.520% 0.9576% 8/20/62 (c)(g)(o)		488,313	487,258
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.0876% 5/20/61 (c)(g)(o)		4,817	4,808
Series 2013-H19 Class FC, 1 month U.S. LIBOR + 0.600% 1.0376% 8/20/63 (c)(g)(o)		1,198,666	1,196,147
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 1.4273% 10/20/49 (c)(g)		280,628	281,427
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 1.3773% 2/20/49 (c)(g)		1,330,963	1,339,101
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 8.1454% 12/20/40 (c)(n)		533,768	516,766
Series 2016-69 Class WA, 3% 2/20/46		334,474	327,001
Series 2017-134 Class BA, 2.5% 11/20/46		809,814	781,709
sequential payer:
Series 2010-160 Class DY, 4% 12/20/40		1,097,252	1,097,683
Series 2010-170 Class B, 4% 12/20/40		245,881	246,009
Series 2017-139 Class BA, 3% 9/20/47		3,345,626	3,272,874
Series 2010-116 Class QB, 4% 9/16/40		1,866,324	1,891,559
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.0753% 2/16/40 (c)(m)(n)		341,505	34,038
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.1727% 7/20/41 (c)(m)(n)		81,453	11,844
Series 2013-149 Class MA, 2.5% 5/20/40		994,729	978,996
Series 2015-H13 Class HA, 2.5% 8/20/64 (o)		6,838	6,674
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.02% 8/20/66 (c)(g)(o)		2,091,830	2,076,741
TOTAL U.S. GOVERNMENT AGENCY			69,076,469
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $315,991,193)			299,633,285

Commercial Mortgage Securities - 2.3%
	Principal Amount (a)	Value ($)
20 Times Square Trust 2018-20Ts Series 2018-20TS Class F, 3.0999% 5/15/35 (b)(c)	2,310,559	2,163,558
3650R Commercial Mortgage Trust sequential payer Series 2021-PF1 Class A4, 2.253% 11/15/54	4,200,000	3,670,106
Arbor Multifamily Mortgage Securities Trust sequential payer Series 2021-MF2 Class A4, 2.2515% 6/15/54 (b)	9,500,000	8,160,167
Ashford Hospitality Trust floater Series 2018-ASHF Class A, 1 month U.S. LIBOR + 0.900% 1.775% 4/15/35 (b)(c)(g)	3,546,916	3,461,236
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.932% 1/15/39 (b)(c)(g)	4,172,000	4,071,104
Class B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.550% 2.332% 1/15/39 (b)(c)(g)	789,000	766,710
Class C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.150% 2.932% 1/15/39 (b)(c)(g)	562,000	543,267
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	6,500,000	6,271,975
Class ANM, 3.112% 11/5/32 (b)	4,963,000	4,772,401
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	1,113,000	1,053,996
Class CNM, 3.7186% 11/5/32 (b)(c)	461,000	428,759
BANK:
sequential payer:
Series 2019-BN21:
Class A4, 2.6% 10/17/52	4,400,000	4,010,894
Class A5, 2.851% 10/17/52	838,000	773,846
Series 2020-BN28 Class A3, 1.584% 3/15/63	9,000,000	7,532,491
Series 2021-BN31 Class A3, 1.771% 2/15/54	2,000,000	1,678,344
Series 2021-BN32 Class A4, 2.349% 4/15/54	20,000,000	17,665,842
Series 2021-BN33 Class A4, 2.27% 5/15/64	9,000,000	7,844,702
Series 2022-BNK42, Class A5, 4.545% 6/15/55 (c)	6,700,000	6,919,348
Series 2020-BN25 Class XB, 0.4398% 1/15/63 (c)(m)	5,200,000	147,993
Series 2021-BN31 Class XB, 0.8707% 2/15/54 (c)(m)	7,000,000	436,119
Series 2021-BN33 Class XA, 1.0605% 5/15/64 (c)(m)	8,982,741	602,840
Series 2021-BN34 Class XB, 0.5174% 6/15/63 (c)(m)	171,794,000	6,750,817
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.600% 1.6057% 11/25/35 (b)(c)(g)	17,163	15,947
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 1.5907% 1/25/36 (b)(c)(g)	41,908	38,670
Class M1, 1 month U.S. LIBOR + 0.670% 1.6807% 1/25/36 (b)(c)(g)	13,527	12,297
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.400% 1.4107% 12/25/36 (b)(c)(g)	90,321	83,797
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.2757% 3/25/37 (b)(c)(g)	23,596	21,847
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.2757% 7/25/37 (b)(c)(g)	69,943	64,809
Class A2, 1 month U.S. LIBOR + 0.320% 1.3257% 7/25/37 (b)(c)(g)	65,485	60,760
Class M1, 1 month U.S. LIBOR + 0.370% 1.3757% 7/25/37 (b)(c)(g)	22,290	20,643
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.2957% 7/25/37 (b)(c)(g)	24,993	22,973
Class M1, 1 month U.S. LIBOR + 0.310% 1.3157% 7/25/37 (b)(c)(g)	13,245	12,545
Class M2, 1 month U.S. LIBOR + 0.340% 1.3457% 7/25/37 (b)(c)(g)	14,167	13,321
Class M3, 1 month U.S. LIBOR + 0.370% 1.3757% 7/25/37 (b)(c)(g)	22,690	20,302
Class M4, 1 month U.S. LIBOR + 0.500% 1.5057% 7/25/37 (b)(c)(g)	35,820	31,955
Class M5, 1 month U.S. LIBOR + 0.600% 1.6057% 7/25/37 (b)(c)(g)	15,360	18,083
BBCMS Mortgage Trust sequential payer:
Series 2019-C4 Class A4, 2.661% 8/15/52	4,000,000	3,661,342
Series 2021-C9 Class A4, 2.021% 2/15/54	10,000,000	8,573,927
Benchmark Commercial Mortgage Trust Series 2018-B3 Class A3, 3.746% 4/10/51	1,700,000	1,685,117
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	949,000	951,774
Series 2019-B10 Class A4, 3.717% 3/15/62	1,673,000	1,636,162
Series 2019-B13 Class A4, 2.952% 8/15/57	7,629,000	7,078,821
Series 2020-B18 Class A4, 1.672% 7/15/53	10,000,000	8,442,787
Series 2020-B19:
Class A3, 1.787% 9/15/53	5,800,000	5,285,317
Class A4, 1.546% 9/15/53	12,500,000	10,663,718
Series 2020-B22 Class A4, 1.685% 1/15/54	3,175,000	2,675,456
Series 2021-B23 Class A4A1, 1.823% 2/15/54	2,000,000	1,687,563
Series 2021-B24 Class A4, 2.2638% 3/15/54	17,600,000	15,372,600
Series 2021-B26 Class A4, 2.295% 6/15/54	8,800,000	7,745,542
Series 2019-B12 Class XA, 1.0419% 8/15/52 (c)(m)	39,361,458	1,962,696
Series 2019-B14 Class XA, 0.7808% 12/15/62 (c)(m)	22,772,733	863,426
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.925% 11/15/28 (b)(c)(g)	7,501,000	7,409,338
BHMS floater Series 2018-ATLS Class A, 1 month U.S. LIBOR + 1.250% 2.1247% 7/15/35 (b)(c)(g)	10,931,821	10,632,660
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 1.625% 9/15/26 (b)(c)(g)	8,921,000	8,446,099
BMO Mortgage Trust sequential payer Series 2022-C1 Class A4, 3.119% 2/15/55	6,200,000	5,676,744
BPR Trust floater Series 2022-OANA:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.890% 2.6797% 4/15/37 (b)(c)(g)	14,284,000	13,906,442
Class B, CME TERM SOFR 1 MONTH INDEX + 2.440% 3.2287% 4/15/37 (b)(c)(g)	3,795,000	3,712,891
BX Commercial Mortgage Trust:
floater:
Series 2021-CIP Class E, 1 month U.S. LIBOR + 2.820% 3.695% 12/15/38 (b)(c)(g)	10,350,000	9,780,150
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 1.5641% 10/15/36 (b)(c)(g)	8,026,000	7,631,439
Class B, 1 month U.S. LIBOR + 0.890% 1.7738% 10/15/36 (b)(c)(g)	1,201,000	1,134,143
Class C, 1 month U.S. LIBOR + 1.090% 1.9736% 10/15/36 (b)(c)(g)	1,607,000	1,501,942
Class D, 1 month U.S. LIBOR + 1.290% 2.1733% 10/15/36 (b)(c)(g)	1,560,000	1,443,332
Class E, 1 month U.S. LIBOR + 1.940% 2.8225% 10/15/36 (b)(c)(g)	5,425,000	5,055,127
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 1.5273% 5/15/38 (b)(c)(g)	5,200,000	4,991,695
Series 2022-CSMO:
Class A, CME TERM SOFR 1 MONTH INDEX + 2.110% 0% 6/15/27 (c)(g)	6,438,000	6,413,310
Class B, CME TERM SOFR 1 MONTH INDEX + 3.140% 3.89% 6/15/27 (c)(g)	3,795,000	3,776,804
Series 2022-LP2 Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.8089% 2/15/39 (b)(c)(g)	9,815,195	9,477,283
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.751% 11/15/32 (b)(c)(g)	12,593,000	12,297,509
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.9626% 9/15/37 (b)(c)(g)	3,285,135	3,219,671
Class B, 1 month U.S. LIBOR + 1.320% 2.2% 9/15/37 (b)(c)(g)	3,754,877	3,554,198
Class D, 1 month U.S. LIBOR + 2.620% 3.5% 9/15/37 (b)(c)(g)	2,137,215	1,784,578
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 2.175% 4/15/34 (b)(c)(g)	4,464,000	4,321,065
Class C, 1 month U.S. LIBOR + 1.600% 2.475% 4/15/34 (b)(c)(g)	2,952,000	2,853,920
Class D, 1 month U.S. LIBOR + 1.900% 2.775% 4/15/34 (b)(c)(g)	3,099,000	2,990,132
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.955% 10/15/36 (b)(c)(g)	3,409,350	3,356,007
Class C, 1 month U.S. LIBOR + 1.250% 2.125% 10/15/36 (b)(c)(g)	4,286,550	4,208,737
Class D, 1 month U.S. LIBOR + 1.450% 2.325% 10/15/36 (b)(c)(g)	6,070,700	5,948,936
Class E, 1 month U.S. LIBOR + 1.800% 2.675% 10/15/36 (b)(c)(g)	8,530,600	8,295,333
Class G, 1 month U.S. LIBOR + 2.300% 3.175% 10/15/36 (b)(c)(g)	15,725,000	15,154,143
Class J, 1 month U.S. LIBOR + 2.650% 3.525% 10/15/36 (b)(c)(g)	6,162,500	5,915,310
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 1.725% 11/15/38 (b)(c)(g)	7,885,000	7,606,636
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 1.5109% 10/15/26 (b)(c)(g)	7,377,000	7,083,761
Series 2022-IND:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.490% 2.287% 4/15/37 (b)(c)(g)	7,812,000	7,646,265
Class B, CME TERM SOFR 1 MONTH INDEX + 1.940% 2.736% 4/15/37 (b)(c)(g)	3,983,000	3,882,164
Class C, CME TERM SOFR 1 MONTH INDEX + 2.290% 2.64% 4/15/37 (b)(c)(g)	899,000	866,433
Class D, CME TERM SOFR 1 MONTH INDEX + 2.830% 3.189% 4/15/37 (b)(c)(g)	752,000	720,247
floater sequential payer:
Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 1.5747% 1/15/34 (b)(c)(g)	3,562,000	3,459,247
Series 2021-SOAR Class A, 1.545% 6/15/38 (b)(c)	8,420,000	8,077,662
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.875% 4/15/34 (b)(c)(g)	6,200,000	6,071,791
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.795% 10/15/36 (b)(c)(g)	11,798,305	11,650,385
BXMT, Ltd. floater Series 2020-FL3 Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.400% 1.9299% 11/15/37 (b)(g)	20,100,000	19,964,562
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 1.945% 12/15/37 (b)(c)(g)	3,800,000	3,733,374
Camb Commercial Mortgage Trust sequential payer Series 2021-CX2 Class A, 2.7% 11/10/46 (b)	7,800,000	6,717,780
CD Commercial Mortgage Trust Series 2017-CD6 Class A3, 3.104% 11/13/50	2,500,000	2,458,129
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	16,966,720	15,565,785
Class A2, 1.99% 7/15/60 (b)	6,719,999	5,900,789
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	8,632,323	7,781,949
CFCRE Mortgage Trust sequential payer Series 2016-C6 Class A2, 2.95% 11/10/49	939,742	893,250
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.8247% 11/15/36 (b)(c)(g)	3,687,000	3,588,948
Class B, 1 month U.S. LIBOR + 1.250% 2.1247% 11/15/36 (b)(c)(g)	1,400,000	1,358,386
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (b)	4,982,000	4,974,064
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.995% 6/15/34 (b)(c)(g)	13,955,140	13,636,451
Class B, 1 month U.S. LIBOR + 1.500% 2.375% 6/15/34 (b)(c)(g)	2,103,645	2,033,920
Class C, 1 month U.S. LIBOR + 1.750% 2.625% 6/15/34 (b)(c)(g)	2,376,653	2,287,670
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 3.175% 8/15/36 (b)(c)(g)	536,903	510,416
Class D, 1 month U.S. LIBOR + 3.050% 3.925% 8/15/36 (b)(c)(g)	1,070,250	1,009,830
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-GC37 Class A3, 3.05% 4/10/49	2,802,940	2,721,797
Series 2013-GC17 Class A/S, 4.544% 11/10/46	2,300,000	2,315,999
Series 2014-GC25 Class A/S, 4.017% 10/10/47	1,183,000	1,178,885
Series 2015-GC29 Class XA, 1.0202% 4/10/48 (c)(m)	29,205,006	693,204
Series 2015-GC33 Class XA, 0.8795% 9/10/58 (c)(m)	17,913,026	429,463
Series 2016-C2 Class A3, 2.575% 8/10/49	2,800,000	2,654,655
Series 2016-GC36 Class A4, 3.349% 2/10/49	2,500,000	2,448,467
Series 2016-P6 Class XA, 0.5689% 12/10/49 (c)(m)	12,826,891	272,747
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)	1,700,000	1,695,865
Series 2014-CR18 Class A5, 3.828% 7/15/47	1,610,000	1,612,731
Series 2016-COR1 Class A3, 2.826% 10/10/49	7,520,414	7,156,106
Series 2013-LC13 Class AM, 4.557% 8/10/46 (b)	1,000,000	1,008,180
Series 2014-CR17 Class XA, 0.9551% 5/10/47 (c)(m)	17,624,226	251,841
Series 2014-CR20 Class XA, 0.9824% 11/10/47 (c)(m)	16,513,450	304,021
Series 2014-LC17 Class XA, 0.7113% 10/10/47 (c)(m)	31,867,716	410,354
Series 2014-UBS6:
Class A5, 3.644% 12/10/47	3,900,000	3,883,408
Class XA, 0.8536% 12/10/47 (c)(m)	9,757,306	167,937
Series 2015-CR23 Class A3, 3.23% 5/10/48	2,500,000	2,454,524
Series 2015-CR24 Class A4, 3.432% 8/10/48	1,347,186	1,328,252
Series 2015-PC1 Class A4, 3.62% 7/10/50	853,989	847,066
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.855% 5/15/36 (b)(c)(g)	6,693,000	6,584,193
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	2,205,313	2,053,758
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	5,237,000	5,128,911
Class B, 4.5349% 4/15/36 (b)	1,543,000	1,495,180
Class C, 4.782% 4/15/36 (b)(c)	1,033,000	995,348
Class D, 4.782% 4/15/36 (b)(c)	2,066,000	1,946,375
CSAIL Commercial Mortgage Trust:
sequential payer Series 2021-C20 Class A2, 2.4862% 3/15/54	16,000,000	14,191,040
Series 2016-C7 Class A4, 3.21% 11/15/49	3,186,022	3,071,091
CSMC Commercial Mortgage Trust sequential payer Series 2016-NXSR Class A4, 3.7948% 12/15/49	2,000,000	1,977,647
CSMC Trust sequential payer Series 2014-U.S.A. Class A2, 3.953% 9/15/37 (b)	2,001,000	1,913,628
DOLP Trust sequential payer Series 2021-NYC Class A, 2.956% 5/10/41 (b)	13,500,000	11,875,112
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 1.576% 11/15/38 (b)(c)(g)	10,980,000	10,491,921
Class B, 1 month U.S. LIBOR + 1.120% 1.9952% 11/15/38 (b)(c)(g)	975,000	931,076
Class F, 1 month U.S. LIBOR + 2.660% 3.542% 11/15/38 (b)(c)(g)	1,000,000	937,434
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.955% 7/15/38 (b)(c)(g)	4,837,229	4,728,246
Class B, 1 month U.S. LIBOR + 1.380% 2.255% 7/15/38 (b)(c)(g)	2,092,124	2,035,767
Class C, 1 month U.S. LIBOR + 1.700% 2.575% 7/15/38 (b)(c)(g)	1,542,507	1,500,031
Class D, 1 month U.S. LIBOR + 2.250% 3.125% 7/15/38 (b)(c)(g)	3,116,818	3,015,393
Freddie Mac:
floater:
Series 2021-F114 Class A/S, 0.507% 5/25/31 (c)	23,610,000	23,255,843
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.467% 8/25/28 (c)(g)	5,804,000	5,738,366
floater sequential payer Series 2021-KF124 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.507% 10/25/31 (c)(g)	21,951,000	21,710,022
sequential payer:
Series 2021-K136 Class A2, 2.127% 11/25/31	500,000	447,159
Series 2022-K141 Class A2, 2.25% 2/25/32	4,800,000	4,341,375
Series 2022-K142 Class A2, 2.4% 3/25/32	3,280,000	2,997,957
Series 2022-K144 Class A2, 2.45% 4/25/32	9,600,000	8,791,867
Series 2019-K095 Class X1, 0.9496% 6/25/29 (c)(m)	13,939,786	773,006
Series 2020-K106 Class X1, 1.3543% 1/25/30 (c)(m)	60,732,079	5,051,020
Series 2021-K124 Class X1, 0.7208% 12/25/30 (c)(m)	6,489,504	323,458
Series 2021-K741 Class X1, 0.5718% 12/25/27 (c)(m)	140,794,271	3,825,028
FREMF Mortgage Trust floater Series 2018-KSW4 Class B, NULL 3.2533% 10/25/28 (c)	6,554,937	6,244,627
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
Series 2020-193 Class AC, 1.25% 9/16/62	1,560,000	1,220,597
Series 2021-14 Class AB, 1.34% 6/16/63	1,825,615	1,448,806
Series 2021-2 Class AH, 1.5% 6/16/63	4,274,751	3,449,707
Series 2021-21 Class AH, 1.4% 6/16/63	2,976,046	2,397,346
Series 2021-31 Class B, 1.25% 1/16/61	3,111,783	2,419,698
Greystone Commercial Capital Trust floater Series 2021-3 Class A, 1 month U.S. LIBOR + 2.230% 3.1167% 8/1/23 (b)(c)(g)	7,000,000	6,872,002
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 2.575% 9/15/31 (b)(c)(g)	10,049,976	9,906,717
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.97% 10/15/31 (b)(c)(g)	4,013,000	3,910,782
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.825% 10/15/36 (b)(c)(g)	4,720,000	4,564,138
Class B, 1 month U.S. LIBOR + 1.150% 2.025% 10/15/36 (b)(c)(g)	730,000	690,941
Class C, 1 month U.S. LIBOR + 1.550% 2.425% 10/15/36 (b)(c)(g)	601,000	565,103
Series 2021-RENT Class C, 1 month U.S. LIBOR + 1.550% 2.5107% 11/21/35 (b)(c)(g)	3,488,852	3,401,410
sequential payer:
Series 2014-GC18 Class A3, 3.801% 1/10/47	646,567	647,354
Series 2015-GS1 Class A3, 3.734% 11/10/48	13,884,000	13,825,547
Series 2020-GSA2 Class A4, 1.721% 12/12/53	4,940,000	4,178,353
Series 2011-GC5 Class A/S, 5.1589% 8/10/44 (b)(c)	11,914,655	11,884,660
Series 2015-GC30 Class A3, 3.119% 5/10/50	1,891,075	1,852,839
Series 2015-GC34 Class XA, 1.2189% 10/10/48 (c)(m)	5,520,922	180,308
Series 2019-GC40 Class A3, 2.904% 7/10/52	2,000,000	1,866,085
Series 2021-RENT Class D, 1 month U.S. LIBOR + 1.850% 2.8107% 11/21/35 (b)(c)(g)	2,152,696	2,091,296
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME TERM SOFR 1 MONTH INDEX + 0.590% 1.2865% 4/15/37 (b)(c)(g)	4,800,000	4,547,769
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2014-C21 Class A4, 3.4927% 8/15/47	1,617,856	1,607,291
Series 2015-C29 Class A3A2, 3.3423% 5/15/48 (b)	1,732,139	1,690,750
Series 2013-C14 Class A/S, 4.4093% 8/15/46	3,088,000	3,080,236
Series 2014-C19 Class XA, 0.6424% 4/15/47 (c)(m)	2,748,306	28,134
Series 2015-C30 Class A4, 3.5508% 7/15/48	1,319,082	1,300,893
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (b)	750,000	748,580
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.875% 9/15/29 (b)(c)(g)	5,421,952	5,349,251
sequential payer Series 2013-LC11 Class A5, 2.9599% 4/15/46	1,800,000	1,791,704
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (b)	2,000,000	1,998,477
Series 2013-C10 Class A/S, 3.3715% 12/15/47	1,600,000	1,597,464
Series 2013-C16 Class A/S, 4.5169% 12/15/46	560,000	564,716
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	2,700,000	2,684,157
Class CFX, 4.9498% 7/5/33 (b)	919,000	909,053
Class DFX, 5.3503% 7/5/33 (b)	1,414,000	1,391,447
Class EFX, 5.5422% 7/5/33 (b)	1,934,000	1,884,320
Class XAFX, 1.116% 7/5/33 (b)(c)(m)	10,000,000	97,000
Series 2019-COR4 Class A3, 3.7629% 3/10/52	5,400,000	5,240,539
Series 2021-MHC Class XCP, 1.4212% 4/15/38 (b)(c)(m)	164,060,500	2,022,603
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME TERM SOFR 1 MONTH INDEX + 1.290% 2.0952% 5/15/39 (b)(c)(g)	11,620,000	11,387,437
Class B, CME TERM SOFR 1 MONTH INDEX + 1.790% 2.5939% 5/15/39 (b)(c)(g)	6,596,000	6,456,067
Class C, CME TERM SOFR 1 MONTH INDEX + 2.090% 2.8931% 5/15/39 (b)(c)(g)	3,893,000	3,800,297
Class D, CME TERM SOFR 1 MONTH INDEX + 2.540% 3.3419% 5/15/39 (b)(c)(g)	3,460,000	3,369,299
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 1.575% 3/15/38 (b)(c)(g)	9,466,986	9,064,002
Class B, 1 month U.S. LIBOR + 0.880% 1.755% 3/15/38 (b)(c)(g)	1,643,526	1,565,338
Class C, 1 month U.S. LIBOR + 1.100% 1.975% 3/15/38 (b)(c)(g)	1,034,085	976,811
MBRT floater Series 2019-MBR Class A, 1 month U.S. LIBOR + 1.100% 1.975% 11/15/36 (b)(c)(g)	6,000,000	5,864,722
MHC Commercial Mortgage Trust:
floater Series 2021-MHC Class E, 1 month U.S. LIBOR + 2.100% 2.976% 4/15/38 (b)(c)(g)	5,425,000	5,153,499
floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 1.676% 4/15/38 (b)(c)(g)	10,550,692	10,221,503
Morgan Stanley BAML Trust:
sequential payer:
Series 2015-C21 Class A3, 3.077% 3/15/48	3,546,097	3,419,294
Series 2016-C28 Class A3, 3.272% 1/15/49	3,459,399	3,369,926
Series 2016-C29 Class ASB, 3.14% 5/15/49	406,017	402,461
Series 2015-C25:
Class A4, 3.372% 10/15/48	2,800,000	2,768,680
Class XA, 1.046% 10/15/48 (c)(m)	9,623,215	246,979
Series 2015-C26 Class A4, 3.252% 10/15/48	3,200,000	3,143,680
Series 2016-C32 Class A3, 3.459% 12/15/49	4,836,809	4,718,754
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 1.725% 8/15/33 (b)(c)(g)	5,783,749	5,718,722
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (b)(c)(g)	5,200,000	5,068,680
sequential payer:
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	13,482,000	13,083,712
Series 2021-L6 Class A3, 2.196% 6/15/54	7,000,000	5,919,347
Series 2015-UBS8 Class A3, 3.54% 12/15/48	2,869,119	2,820,742
Series 2016-UB12 Class A3, 3.337% 12/15/49	1,966,999	1,919,215
Series 2018-H4 Class A4, 4.31% 12/15/51	3,237,000	3,244,906
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	1,558,000	1,483,054
Class C, 3.1771% 11/10/36 (b)(c)	1,495,000	1,402,718
Class D, 3.1771% 11/10/36 (b)(c)	2,340,000	2,159,325
Series 2021-L6 Class XA, 1.2342% 6/15/54 (c)(m)	12,584,691	915,090
MTN Commercial Mortgage Trust floater Series 2022-LPFL Class F, CME TERM SOFR 1 MONTH INDEX + 4.280% 5.0708% 3/15/39 (b)(c)(g)	7,000,000	6,755,903
ONE Mortgage Trust floater Series 2021-PARK Class E, 1 month U.S. LIBOR + 1.750% 2.625% 3/15/36 (b)(c)(g)	5,759,000	5,390,626
Prima Capital Ltd. floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 2.7273% 12/15/37 (b)(c)(g)	2,053,000	1,964,163
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 1.675% 4/15/36 (b)(c)(g)	1,900,000	1,846,381
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE:
Class A1, 3.872% 1/5/43 (b)(c)	740,000	616,139
Class A2A, 3.659% 1/5/43 (b)(c)	9,930,000	8,393,314
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME TERM SOFR 1 MONTH INDEX + 2.000% 2.7817% 2/15/39 (b)(c)(g)	1,890,000	1,809,625
Class C, CME TERM SOFR 1 MONTH INDEX + 2.650% 3.4317% 2/15/39 (b)(c)(g)	983,000	941,827
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 1.4516% 7/15/36 (b)(c)(g)	3,180,000	3,020,781
Series 2021-IND Class A, 1 month U.S. LIBOR + 0.700% 1.575% 10/15/38 (b)(c)(g)	5,800,000	5,516,614
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 1.6055% 11/15/38 (b)(c)(g)	9,194,000	8,924,848
Class B, 1 month U.S. LIBOR + 1.070% 1.9545% 11/15/38 (b)(c)(g)	4,235,000	4,052,553
Class C, 1 month U.S. LIBOR + 1.320% 2.2037% 11/15/38 (b)(c)(g)	2,630,000	2,497,586
Class D, 1 month U.S. LIBOR + 1.570% 2.4529% 11/15/38 (b)(c)(g)	1,728,000	1,630,030
UBS Commercial Mortgage Trust:
sequential payer Series 2018-C12:
Class A2, 4.1519% 8/15/51	7,804,552	7,803,739
Class A5, 4.2962% 8/15/51	3,000,000	3,033,383
Series 2017-C1 Class A3, 3.283% 11/15/50	5,500,000	5,232,362
Series 2017-C7 Class XA, 1.0063% 12/15/50 (c)(m)	16,909,653	678,033
Series 2018-C11 Class A3, 4.3124% 6/15/51	4,100,000	4,130,944
Series 2018-C13 Class A3, 4.0694% 10/15/51	6,000,000	5,973,973
Series 2018-C9 Class ASB, 4.09% 3/15/51	3,300,000	3,311,455
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 1.6331% 4/10/46 (b)(c)(g)	5,086,617	5,072,691
Series 2012-C3 Class A/S, 3.814% 8/10/49 (b)	1,400,000	1,401,163
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	3,760,000	3,146,179
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	300,000	248,138
Class X, 0.4294% 10/10/42 (b)(c)(m)	8,700,000	260,207
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 2.075% 5/15/31 (b)(c)(g)	4,470,000	4,302,352
sequential payer:
Series 2015-C29 Class ASB, 3.4% 6/15/48	875,570	875,155
Series 2016-C34 Class A4, 3.096% 6/15/49	6,124,000	5,911,515
Series 2016-LC24 Class A3, 2.684% 10/15/49	3,075,542	2,932,218
Series 2021-C59 Class A4, 2.343% 4/15/54	5,000,000	4,373,049
Series 2021-C61 Class A3, 2.406% 11/15/54	7,300,000	6,364,670
Series 2015-C31 Class XA, 0.9646% 11/15/48 (c)(m)	6,543,952	175,009
Series 2017-C42 Class XA, 0.8712% 12/15/50 (c)(m)	35,164,995	1,392,094
Series 2018-C46 Class XA, 0.9346% 8/15/51 (c)(m)	15,033,807	525,057
Series 2018-C48 Class A5, 4.302% 1/15/52	3,181,000	3,210,592
WF-RBS Commercial Mortgage Trust:
Series 2012-C9 Class A/S, 3.388% 11/15/45	400,000	399,972
Series 2014-C24 Class XA, 0.8435% 11/15/47 (c)(m)	6,021,696	99,695
Series 2014-LC14 Class XA, 1.2421% 3/15/47 (c)(m)	8,199,084	127,543
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,104,590,967)		1,044,940,836

Municipal Securities - 0.2%
	Principal Amount (a)	Value ($)
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49	3,140,000	4,069,056
California Gen. Oblig. Series 2009, 7.5% 4/1/34	205,000	268,836
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2010 B, 5.844% 11/1/50	45,000	53,156
Dallas Fort Worth Int'l. Arpt. Rev. Series 2022 A, 4.087% 11/1/51	1,010,000	971,439
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	84,174
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	3,899,636	3,940,609
5.1% 6/1/33	22,850,000	23,291,611
Series 2010-1, 6.63% 2/1/35	3,845,000	4,139,209
Series 2010-3:
6.725% 4/1/35	2,510,000	2,703,700
7.35% 7/1/35	4,655,000	5,160,037
Jobsohio Beverage Sys. Statewide Series 2020 A, 2.833% 1/1/38	325,000	277,738
Los Angeles Dept. Arpt. Rev. Series C:
2.063% 5/15/34	500,000	392,813
2.163% 5/15/35	500,000	388,153
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39	190,000	223,267
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series C, 6.008% 7/1/39	1,465,000	1,664,154
Los Angeles Unified School District:
Series 2010 RY, 6.758% 7/1/34	570,000	687,959
Series KRY, 5.75% 7/1/34	1,535,000	1,723,016
Louisiana Gas & Fuel Tax Rev. Series 2022 A, 2.952% 5/1/41	5,270,000	4,356,543
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	173,390
Michigan Fin. Auth. Rev. Series 2019 T, 3.384% 12/1/40	545,000	469,230
Michigan State Univ. Revs. Series 2022 A, 4.165% 8/15/22	2,810,000	2,369,393
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,315,000	10,572,206
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40	1,720,000	2,305,996
Series 2010 A, 7.102% 1/1/41	855,000	1,115,170
Series 2021 B:
1.963% 1/1/32	1,000,000	826,201
2.113% 1/1/33	1,050,000	861,473
New York City Gen. Oblig. Series A3, 2.8% 8/1/30	3,250,000	2,959,834
New York City Transitional Fin. Auth. Rev.:
Series 2010 C2, 5.767% 8/1/36	900,000	982,713
Series 2021 E3, 1.97% 2/1/33	2,015,000	1,621,708
Series A3, 3.88% 8/1/31	1,170,000	1,137,656
Series A5, 2.69% 5/1/33	2,015,000	1,734,604
Series B2, 3.14% 8/1/28	2,735,000	2,618,015
New York State Dorm. Auth.:
Series 2019 F, 3.11% 2/15/39	3,250,000	2,791,098
Series 2021 C, 2.202% 3/15/34	945,000	759,373
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40	140,000	152,491
Series 2011 A, 4.8% 6/1/11	1,503,000	1,488,908
Port Auth. of New York & New Jersey 174th Series, 4.458% 10/1/62	515,000	512,406
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	750,000	812,994
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 B, 3.922% 12/31/49	555,000	482,307
Univ. of California Revs. Series 2015 J, 4.131% 5/15/45	1,750,000	1,655,092
Univ. of Michigan Rev.:
Series 2020 B, 2.437% 4/1/40	1,050,000	847,951
Series 2022 A:
3.504% 4/1/52	3,080,000	2,817,115
4.454% 4/1/22	4,790,000	4,469,603
Series 2022 B, 3.504% 4/1/52	1,080,000	987,820
Univ. of Minnesota Gen. Oblig. Series 2022, 4.048% 4/1/52	3,060,000	3,029,451
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	1,395,000	1,053,616
TOTAL MUNICIPAL SECURITIES (Cost $113,874,956)		106,003,284

Foreign Government and Government Agency Obligations - 0.3%
		Principal Amount (a)	Value ($)
Arab Republic of Egypt:
5.25% 10/6/25 (Reg. S)		200,000	179,500
7.6003% 3/1/29 (b)		632,000	546,680
Brazil Minas SPE 5.333% 2/15/28 (Reg. S)		2,388,000	2,391,433
Brazilian Federative Republic:
2.875% 6/6/25		1,200,000	1,156,800
3.875% 6/12/30		990,000	884,070
4.625% 1/13/28		200,000	195,288
CBB International Sukuk Co. 7 SPC 6.875% 10/5/25 (Reg. S)		700,000	746,944
Chilean Republic:
2.45% 1/31/31		500,000	441,813
3.24% 2/6/28		1,450,000	1,405,413
Colombian Republic:
3% 1/30/30		800,000	662,150
4.5% 1/28/26		1,600,000	1,566,800
10.375% 1/28/33		1,350,000	1,756,941
Dominican Republic:
4.5% 1/30/30 (b)		2,000,000	1,751,625
5.5% 2/22/29 (b)		2,505,000	2,365,346
5.95% 1/25/27 (b)		1,100,000	1,099,175
6% 7/19/28 (b)		1,250,000	1,226,797
Emirate of Abu Dhabi 2.5% 9/30/29 (Reg. S)		1,200,000	1,139,100
German Federal Republic:
0% 8/15/31	EUR	6,525,000	6,343,977
1.25% 8/15/48 (i)	EUR	3,035,000	3,197,999
Guatemalan Republic:
3.7% 10/7/33 (Reg. S)		925,000	764,455
4.9% 6/1/30 (Reg. S)		200,000	190,725
Hungarian Republic:
1.75% 6/5/35 (Reg. S)	EUR	1,370,000	1,170,452
2.125% 9/22/31 (b)		1,400,000	1,129,888
Indonesian Republic:
1.1% 3/12/33	EUR	3,500,000	2,918,580
2.3% 6/23/25 (b)		200,000	193,022
2.8% 6/23/30 (b)		1,500,000	1,360,594
2.85% 2/14/30		400,000	369,575
3.4% 9/18/29		420,000	404,854
3.5% 1/11/28		4,450,000	4,360,444
3.75% 6/14/28 (Reg. S)	EUR	2,000,000	2,203,864
Israeli State:
3.875% 7/3/50		1,750,000	1,641,063
4% 6/30/22		935,000	936,915
4.5% 1/30/43		200,000	206,416
Italian Republic 2.375% 10/17/24		3,800,000	3,708,653
Kingdom of Saudi Arabia:
3.25% 10/26/26 (Reg. S)		1,050,000	1,047,375
3.25% 11/17/51 (b)		7,910,000	6,407,100
3.625% 3/4/28 (Reg. S)		1,000,000	1,010,000
Panamanian Republic:
3.16% 1/23/30		3,020,000	2,785,573
3.298% 1/19/33		8,600,000	7,649,700
3.875% 3/17/28		400,000	391,700
4.3% 4/29/53		615,000	522,673
4.5% 4/16/50		400,000	351,825
4.5% 1/19/63		5,665,000	4,750,103
Peruvian Republic:
2.783% 1/23/31		772,000	681,917
2.844% 6/20/30		1,630,000	1,468,834
4.125% 8/25/27		400,000	400,075
Philippine Republic:
1.648% 6/10/31		400,000	332,544
2.457% 5/5/30		800,000	717,088
Quebec Province yankee 7.125% 2/9/24		645,000	698,335
Republic of Paraguay:
2.739% 1/29/33 (b)		600,000	480,300
4.95% 4/28/31 (b)		900,000	874,856
Republic of Serbia:
1.5% 6/26/29 (Reg. S)	EUR	794,000	663,433
1.65% 3/3/33 (b)	EUR	1,200,000	906,613
3.125% 5/15/27 (Reg. S)	EUR	2,842,000	2,768,809
Romanian Republic:
3% 2/14/31 (Reg. S)		1,164,000	978,342
3.875% 10/29/35 (b)	EUR	1,210,000	1,085,311
4.125% 3/11/39	EUR	2,740,000	2,419,957
South African Republic:
4.85% 9/30/29		1,240,000	1,150,333
5.875% 4/20/32		700,000	665,000
State of Qatar:
3.75% 4/16/30 (Reg. S)		400,000	408,000
4.5% 4/23/28 (Reg. S)		1,400,000	1,484,000
5.103% 4/23/48 (b)		2,200,000	2,436,500
Sultanate of Oman 5.625% 1/17/28 (Reg. S)		1,025,000	1,031,406
Ukraine Government:
4.375% 1/27/30 (b)	EUR	1,365,000	523,879
6.75% 6/20/26 (Reg. S)	EUR	1,450,000	564,285
7.75% 9/1/22 (b)		2,800,000	1,918,000
8.994% 2/1/24 (Reg. S)		1,800,000	722,700
United Mexican States:
2.659% 5/24/31		4,288,000	3,706,976
3.5% 2/12/34		1,420,000	1,248,890
3.75% 1/11/28		2,170,000	2,133,110
4.15% 3/28/27		275,000	278,300
4.28% 8/14/41		400,000	342,200
4.5% 4/22/29		200,000	201,500
4.75% 4/27/32		400,000	402,600
4.75% 3/8/44		2,366,000	2,128,217
6.05% 1/11/40		400,000	420,200
Uruguay Republic:
4.375% 1/23/31		910,000	949,699
5.1% 6/18/50		1,385,000	1,475,285
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $138,307,150)			114,200,894

Common Stocks - 0.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Emergence SA (e)	75,636	3,025,440
Intelsat Jackson Holdings SA:
Series A rights (e)(p)	7,920	0
Series B rights (e)(p)	7,920	0
TOTAL COMMON STOCKS (Cost $2,950,560)		3,025,440

Bank Loan Obligations - 0.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.8096% 3/1/27 (c)(g)(q)	2,000,000	1,915,420
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.3096% 3/15/27 (c)(g)(q)	3,208,965	3,008,404
Zayo Group Holdings, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 3/9/27 (g)(q)(r)	1,043,966	997,969
		5,921,793
Media - 0.0%
CSC Holdings LLC Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 3.3747% 4/15/27 (c)(g)(q)	791,899	744,385
Diamond Sports Group LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 8.000% 9% 5/25/26 (c)(g)(q)	54,863	55,083
2LN, term loan 3 month U.S. LIBOR + 3.250% 4.0916% 8/24/26 (c)(g)(q)	494,952	148,362
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 6.0596% 8/2/27 (c)(g)(q)	477,500	461,184
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.0596% 5/1/26 (c)(g)(q)	538,996	515,787
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.1247% 7/17/25 (c)(g)(q)	590,674	560,402
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.56% 9/30/26 (c)(g)(q)	592,405	559,455
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 3.3747% 1/31/28 (c)(g)(q)	2,000,000	1,945,280
		4,989,938
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.96% 5/25/24 (c)(g)(q)	892,613	788,847
TOTAL COMMUNICATION SERVICES		11,700,578
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.9284% 8/12/28 (c)(g)(q)	840,100	816,476
AI Aqua Merger Sub, Inc.:
Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.000% 4.964% 7/30/28 (c)(g)(q)	314,901	298,630
Tranche DD 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.000% 4.964% 7/30/28 (c)(g)(q)	71,568	67,870
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (c)(g)(q)	841,500	800,628
		1,983,604
Hotels, Restaurants & Leisure - 0.0%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.8096% 12/22/24 (c)(g)(q)	914,831	896,077
Fertitta Entertainment LLC NV Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.7004% 1/27/29 (c)(g)(q)	476,897	455,708
		1,351,785
Specialty Retail - 0.0%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.256% 4/15/28 (c)(g)(q)	1,736,875	1,490,187
TOTAL CONSUMER DISCRETIONARY		4,825,576
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Bengal Debt Merger Sub LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 4.0011% 1/24/29 (c)(g)(q)	3,091,539	2,929,233
Food Products - 0.0%
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.8044% 5/1/26 (c)(g)(q)	1,052,348	1,031,628
TOTAL CONSUMER STAPLES		3,960,861
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Buckeye Partners LP 1LN, term loan 3 month U.S. LIBOR + 2.250% 11/1/26 (g)(q)(r)	246,875	239,316
FINANCIALS - 0.0%
Capital Markets - 0.0%
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.7841% 4/9/27 (c)(g)(q)	201,280	193,062
Diversified Financial Services - 0.0%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.6773% 1/15/25 (c)(g)(q)	725,000	700,227
Setanta Aircraft Leasing DAC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 11/5/28 (g)(q)(r)	485,000	470,329
TransUnion LLC Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.3096% 12/1/28 (c)(g)(q)	1,519,734	1,479,841
		2,650,397
Insurance - 0.0%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5596% 2/13/27 (c)(g)(q)	1,246,819	1,187,595
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2769% 2/19/28 (c)(g)(q)	2,963,751	2,840,162
		4,027,757
Mortgage Real Estate Investment Trusts - 0.0%
Blackstone Mortgage Trust, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.6536% 4/23/26 (c)(g)(q)	494,924	475,746
TOTAL FINANCIALS		7,346,962
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.3096% 10/21/28 (c)(g)(q)	3,055,000	2,944,256
Health Care Providers & Services - 0.0%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.006% 10/1/27 (c)(g)(q)	748,106	729,403
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.8125% 3/15/28 (c)(g)(q)	2,027,500	1,972,170
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.0137% 11/15/28 (c)(g)(q)	1,000,000	965,630
		3,667,203
Health Care Technology - 0.0%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.3628% 2/15/29 (c)(g)(q)	1,197,101	1,140,239
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/15/29 (g)(q)(s)	202,899	193,261
IQVIA, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.756% 6/11/25 (c)(g)(q)	738,938	725,888
		2,059,388
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.55% 8/1/27 (c)(g)(q)	2,908,891	2,819,821
Endo Luxembourg Finance I SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 3/25/28 (g)(q)(r)	1,406,448	1,091,024
Grifols, S.A. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.0596% 11/15/27 (c)(g)(q)	1,636,083	1,569,757
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5596% 5/5/28 (c)(g)(q)	1,235,663	1,206,316
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5625% 6/2/28 (c)(g)(q)	978,333	952,858
Sunshine Luxembourg VII SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 10/2/26 (g)(q)(r)	454,792	435,300
		8,075,076
TOTAL HEALTH CARE		16,745,923
INDUSTRIALS - 0.0%
Airlines - 0.0%
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.7107% 4/21/28 (c)(g)(q)	1,601,278	1,555,241
Commercial Services & Supplies - 0.0%
Intrado Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.5678% 10/10/24 (c)(g)(q)	1,157,018	1,033,691
Road & Rail - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.006% 12/30/26 (c)(g)(q)	979,042	954,811
TOTAL INDUSTRIALS		3,543,743
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 4/4/26 (c)(g)(q)	1,582,253	1,497,207
IT Services - 0.0%
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8096% 2/1/28 (c)(g)(q)	1,215,141	1,175,952
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3/2/29 (g)(q)(r)	500,000	492,970
Software - 0.0%
Change Healthcare Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 3/1/24 (c)(g)(q)	2,698,472	2,649,576
McAfee Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.8416% 2/2/29 (c)(g)(q)	2,850,000	2,698,608
NortonLifeLock, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.000% 1/28/29 (g)(q)(r)	2,000,000	1,930,000
		7,278,184
TOTAL INFORMATION TECHNOLOGY		10,444,313
MATERIALS - 0.0%
Chemicals - 0.0%
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.006% 10/1/25 (c)(g)(q)	2,023,054	1,953,927
Zep, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8/11/24 (g)(q)(r)	540,248	500,405
		2,454,332
Containers & Packaging - 0.0%
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5944% 7/1/26 (c)(g)(q)	536,162	524,501
TOTAL MATERIALS		2,978,833
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 3.750% 8/1/25 (g)(q)(r)	100,000	96,625
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.7461% 12/31/25 (c)(g)(q)	493,077	478,620
		575,245
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Corp. Tranche B9 1LN, term loan 3 month U.S. LIBOR + 2.000% 4/5/26 (g)(q)(r)	3,208,756	3,104,472
TOTAL UTILITIES		3,679,717
TOTAL BANK LOAN OBLIGATIONS (Cost $68,170,376)		65,465,822

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank:
3.45% 7/27/26	435,000	423,147
4.682% 8/9/28 (c)	3,503,000	3,502,997
Regions Bank 6.45% 6/26/37	2,533,000	2,913,717
Truist Bank 2.75% 5/1/23	645,000	646,214
TOTAL BANK NOTES (Cost $6,947,934)		7,486,075

Fixed-Income Funds - 67.3%
	Shares	Value ($)
Bank Loan Funds - 0.4%
T. Rowe Price Institutional Floating Rate Fund - F Class	17,843,364	166,657,019
High Yield Fixed-Income Funds - 1.2%
T. Rowe Price Emerging Markets Bond Fund	10,592,109	96,282,272
TCW Emerging Markets Income Fund Class N	32,204,624	274,705,443
Virtus Stone Harbor Emerging Markets Debt Fund I Class	21,987,246	167,762,688
TOTAL HIGH YIELD FIXED-INCOME FUNDS		538,750,403
Intermediate Government Funds - 1.8%
Fidelity SAI U.S. Treasury Bond Index Fund (t)	89,619,145	822,703,753
Intermediate-Term Bond Funds - 60.8%
American Funds The Bond Fund of America Class F2	71,174,058	864,053,060
Baird Aggregate Bond Fund Class Institutional	71,745,778	732,524,396
Baird Core Plus Bond Fund - Institutional Class	81,979,304	858,323,309
Columbia Mortgage Opportunities Fund Class A	20,637,376	197,912,439
DoubleLine Total Return Bond Fund Class N	179,564,475	1,700,475,579
Fidelity SAI Total Bond Fund (t)	607,853,168	5,732,055,377
Fidelity U.S. Bond Index Fund (t)	9,150,767	99,102,811
John Hancock Bond Fund Class R6	37,737,772	542,291,780
JPMorgan Core Plus Bond Fund Class A	69,153,656	526,950,858
PIMCO Income Fund Institutional Class	105,074,097	1,156,865,808
PIMCO Investment Grade Credit Bond Fund Institutional Class	82,302,712	759,654,035
PIMCO Mortgage Opportunities Fund Institutional Class	131,082,961	1,337,046,197
PIMCO Total Return Fund Institutional Class	633,267,058	5,832,389,542
Voya Intermediate Bond Fund Class I	155,302,019	1,421,013,474
Western Asset Core Bond Fund Class I	205,475,422	2,358,857,848
Western Asset Core Plus Bond Fund Class I	297,248,762	3,046,799,811
Western Asset Corporate Bond Fund - Class I	25,961,281	295,179,770
TOTAL INTERMEDIATE-TERM BOND FUNDS		27,461,496,094
Long Government Bond Funds - 2.3%
Fidelity SAI Long-Term Treasury Bond Index Fund (t)	58,252,738	518,449,370
iShares 20+ Year Treasury Bond ETF (u)	2,571,830	299,772,505
SPDR Portfolio Long Term Treasury ETF (u)	7,152,636	240,328,570
TOTAL LONG GOVERNMENT BOND FUNDS		1,058,550,445
Short-Term Bond - 0.8%
iShares 1-5 Year Investment Grade Corporate Bond ETF (u)	6,982,202	357,977,497
TOTAL FIXED-INCOME FUNDS (Cost $33,538,731,423)		30,406,135,211

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Europe BV 3.875% (Reg. S) (c)(h)	600,000	627,511
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV:
3.5% (Reg. S) (c)(h)	5,100,000	5,409,677
3.748% (Reg. S) (c)(h)	300,000	302,882
		5,712,559
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (c)(h)	2,900,000	2,606,139
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
BP Capital Markets PLC 4.375% (c)(h)	6,695,000	6,521,723
Energy Transfer LP:
6.5% (c)(h)	3,770,000	3,519,782
6.625% (c)(h)	730,000	590,388
7.125% (c)(h)	2,520,000	2,266,463
		12,898,356
FINANCIALS - 0.2%
Banks - 0.2%
AIB Group PLC 6.25% (Reg. S) (c)(h)	690,000	737,046
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (c)(h)	800,000	866,355
Bank of America Corp. 4.3% (c)(h)	7,090,000	6,434,197
Bank of Nova Scotia 4.65% (c)(h)	12,927,000	11,879,424
Barclays Bank PLC 7.625% 11/21/22	27,412,000	27,889,334
Barclays PLC 5.875% (Reg. S) (c)(h)	650,000	796,937
BNP Paribas SA 6.625% (Reg. S) (c)(h)	830,000	840,890
Citigroup, Inc. 3.875% (c)(h)	4,320,000	3,856,464
HSBC Holdings PLC 6.375% (c)(h)	820,000	828,310
JPMorgan Chase & Co. 4.6% (c)(h)	7,120,000	6,374,551
Societe Generale 7.875% (Reg. S) (c)(h)	415,000	425,528
U.S. Bancorp 3.7% (c)(h)	4,850,000	4,022,346
		64,951,382
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (c)(h)	2,750,000	2,760,560
Goldman Sachs Group, Inc.:
3.65% (c)(h)	1,750,000	1,482,040
4.125% (c)(h)	2,505,000	2,191,875
		6,434,475
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (c)(h)	350,000	295,182
American Express Co. 3.55% (c)(h)	770,000	654,836
		950,018
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(h)	2,650,000	2,542,456
TOTAL FINANCIALS		74,878,331
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Bayer AG 2.375% 11/12/79 (Reg. S) (c)	4,700,000	4,761,865
INDUSTRIALS - 0.0%
Road & Rail - 0.0%
National Express Group PLC 4.25% (Reg. S) (c)(h)	320,000	384,885
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown SA 3.375% (Reg. S) (c)(h)	2,200,000	2,114,288
AT Securities BV 5.25% (Reg. S) (c)(h)	2,750,000	2,605,625
Citycon Oyj 4.496% (Reg. S) (c)(h)	450,000	422,912
CPI Property Group SA 3.75% (Reg. S) (c)(h)	1,325,000	933,485
Grand City Properties SA 1.5% (Reg. S) (c)(h)	2,400,000	2,105,779
Heimstaden Bostad AB:
3.248% (Reg. S) (c)(h)	2,085,000	1,933,354
3.625% (Reg. S) (c)(h)	185,000	155,438
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (c)(h)	770,000	615,371
		10,886,252
UTILITIES - 0.0%
Electric Utilities - 0.0%
EDF SA 5.625% (Reg. S) (c)(h)	3,500,000	3,420,550
SSE PLC:
3.74% (Reg. S) (c)(h)	635,000	743,152
4% (Reg. S) (c)(h)	900,000	932,378
		5,096,080
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp. 7% (b)(c)(h)	2,575,000	2,469,348
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (c)(h)	290,000	308,282
Veolia Environnement SA 2% (Reg. S) (c)(h)	1,300,000	1,219,419
		1,527,701
TOTAL UTILITIES		9,093,129
TOTAL PREFERRED SECURITIES (Cost $139,185,067)		121,849,027

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (v)	504,718,802	504,819,746
Fidelity Investments Money Market Government Portfolio Institutional Class 0.64% (t)(w)	170,830,360	170,830,360
Fidelity Securities Lending Cash Central Fund 0.82% (v)(x)	76,471,253	76,478,900
State Street Institutional U.S. Government Money Market Fund Premier Class 0.74% (w)	137,445,155	137,445,155
TOTAL MONEY MARKET FUNDS (Cost $889,570,516)		889,574,161

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option with an exercise rate of 4.5% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 36 Index expiring December 2026, paying 5% quarterly. (Cost $192,312)	6/15/22	EUR	8,050,000	23,200

TOTAL INVESTMENT IN SECURITIES - 104.8% (Cost $51,527,552,997)	47,366,360,078
NET OTHER ASSETS (LIABILITIES) - (4.8)% (y)(z)	(2,160,591,888)
NET ASSETS - 100.0%	45,205,768,190

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/52	(5,250,000)	(4,775,449)
2% 6/1/52	(5,200,000)	(4,729,969)
2% 6/1/52	(5,425,000)	(4,934,631)
2% 6/1/52	(5,250,000)	(4,775,449)
2% 6/1/52	(5,425,000)	(4,934,631)
2% 6/1/52	(5,250,000)	(4,775,449)
2% 6/1/52	(5,450,000)	(4,957,371)
2% 6/1/52	(10,200,000)	(9,278,016)
2% 6/1/52	(10,900,000)	(9,914,742)
2% 6/1/52	(5,250,000)	(4,775,449)
2% 6/1/52	(5,600,000)	(5,093,813)
2% 6/1/52	(5,250,000)	(4,775,449)
2% 6/1/52	(5,600,000)	(5,093,813)
2.5% 6/1/52	(10,575,000)	(9,912,584)
2.5% 6/1/52	(13,150,000)	(12,326,287)
2.5% 6/1/52	(5,275,000)	(4,944,575)
2.5% 6/1/52	(6,575,000)	(6,163,143)
2.5% 6/1/52	(6,400,000)	(5,999,105)
2.5% 6/1/52	(5,350,000)	(5,014,877)
2.5% 6/1/52	(5,350,000)	(5,014,877)
2.5% 6/1/52	(6,450,000)	(6,045,973)
4% 6/1/52	(5,500,000)	(5,554,314)
4% 6/1/52	(1,350,000)	(1,363,332)
4% 6/1/52	(3,800,000)	(3,837,526)
4% 6/1/52	(950,000)	(959,382)

TOTAL GINNIE MAE		(139,950,206)

Uniform Mortgage Backed Securities
1.5% 6/1/37	(9,900,000)	(9,141,258)
1.5% 6/1/52	(4,400,000)	(3,732,781)
1.5% 6/1/52	(4,600,000)	(3,902,453)
2% 6/1/37	(4,800,000)	(4,537,875)
2% 6/1/37	(2,100,000)	(1,985,320)
2% 6/1/37	(2,100,000)	(1,985,320)
2% 6/1/37	(4,600,000)	(4,348,797)
2% 6/1/37	(3,600,000)	(3,403,406)
2% 6/1/37	(1,200,000)	(1,134,469)
2% 6/1/37	(1,100,000)	(1,039,930)
2% 6/1/52	(7,750,000)	(6,876,308)
2% 6/1/52	(12,900,000)	(11,445,726)
2% 6/1/52	(9,750,000)	(8,650,840)
2% 6/1/52	(1,800,000)	(1,597,078)
2% 6/1/52	(7,850,000)	(6,965,035)
2% 6/1/52	(16,950,000)	(15,039,152)
2% 6/1/52	(3,000,000)	(2,661,797)
2% 6/1/52	(13,700,000)	(12,155,539)
2.5% 6/1/37	(1,150,000)	(1,113,433)
2.5% 6/1/37	(1,250,000)	(1,210,254)
2.5% 6/1/37	(2,050,000)	(1,984,816)
2.5% 6/1/37	(2,350,000)	(2,275,277)
2.5% 6/1/52	(16,450,000)	(15,137,843)
2.5% 6/1/52	(29,250,000)	(26,916,833)
2.5% 6/1/52	(1,600,000)	(1,472,374)
2.5% 6/1/52	(1,800,000)	(1,656,420)
2.5% 6/1/52	(5,650,000)	(5,199,320)
2.5% 6/1/52	(10,250,000)	(9,432,394)
2.5% 6/1/52	(1,000,000)	(920,234)
2.5% 6/1/52	(13,150,000)	(12,101,072)
2.5% 6/1/52	(7,200,000)	(6,625,682)
2.5% 6/1/52	(1,600,000)	(1,472,374)
2.5% 6/1/52	(1,800,000)	(1,656,420)
2.5% 6/1/52	(600,000)	(552,140)
2.5% 6/1/52	(2,000,000)	(1,840,467)
2.5% 6/1/52	(2,100,000)	(1,932,491)
3.5% 6/1/52	(9,800,000)	(9,607,828)
3.5% 6/1/52	(2,800,000)	(2,745,094)
3.5% 6/1/52	(3,100,000)	(3,039,211)
3.5% 6/1/52	(7,700,000)	(7,549,008)
3.5% 6/1/52	(16,650,000)	(16,323,503)
3.5% 6/1/52	(3,900,000)	(3,823,523)
3.5% 6/1/52	(15,300,000)	(14,999,976)
3.5% 6/1/52	(3,000,000)	(2,941,172)
3.5% 6/1/52	(1,700,000)	(1,666,664)
3.5% 6/1/52	(900,000)	(882,352)
3.5% 6/1/52	(1,000,000)	(980,391)
3.5% 6/1/52	(3,500,000)	(3,431,367)
4% 6/1/52	(6,000,000)	(6,002,345)
4% 6/1/52	(4,500,000)	(4,501,759)
4.5% 6/1/52	(6,450,000)	(6,563,381)
4.5% 6/1/52	(5,000,000)	(5,087,892)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(284,248,394)

TOTAL TBA SALE COMMITMENTS (Proceeds $422,051,214)		(424,198,600)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	12	Jun 2022	1,052,516	(86,420)	(86,420)
Eurex Euro-Bund Contracts (Germany)	17	Jun 2022	2,766,206	(72,916)	(72,916)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	1	Jun 2022	174,130	(11,374)	(11,374)
TME 10 Year Canadian Note Contracts (Canada)	52	Sep 2022	5,221,584	(51,974)	(51,974)

TOTAL BOND INDEX CONTRACTS					(222,684)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	166	Sep 2022	19,829,219	(34,042)	(34,042)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	147	Sep 2022	31,031,930	(20,330)	(20,330)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	209	Sep 2022	23,607,203	(40,957)	(40,957)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	69	Sep 2022	8,865,422	(64,876)	(64,876)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	221	Sep 2022	34,420,750	(244,908)	(244,908)

TOTAL TREASURY CONTRACTS					(405,113)

TOTAL PURCHASED					(627,797)

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	88	Jun 2022	11,949,814	367,607	367,607
ICE Long Gilt Contracts (United Kingdom)	49	Sep 2022	7,160,556	135,125	135,125

TOTAL BOND INDEX CONTRACTS					502,732

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	250	Sep 2022	29,863,281	92,091	92,091
CBOT 2-Year U.S. Treasury Note Contracts (United States)	165	Sep 2022	34,831,758	15,848	15,848
CBOT 5-Year U.S. Treasury Note Contracts (United States)	225	Sep 2022	25,414,453	50,525	50,525
CBOT Long Term U.S. Treasury Bond Contracts (United States)	585	Sep 2022	81,570,938	880,729	880,729
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	119	Sep 2022	15,289,641	127,502	127,502
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	2	Sep 2022	311,500	4,542	4,542

TOTAL TREASURY CONTRACTS					1,171,237

TOTAL SOLD					1,673,969

TOTAL FUTURES CONTRACTS					1,046,172
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
The notional amount of futures sold as a percentage of Net Assets is 0.5%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	356,000	USD	382,978	Goldman Sachs Bank USA	5/31/22	544
EUR	81,463,415	USD	87,393,952	Barclays Bank Plc Wholesale	6/02/22	61,097
EUR	3,755,160	USD	3,898,704	Jpmorgan Chase Bank, N.A.	6/02/22	132,648
USD	91,596,589	EUR	85,218,575	BNP Paribas S.A.	6/02/22	110,188
GBP	22,825,838	USD	28,529,672	BNP Paribas S.A.	6/06/22	233,769
GBP	1,405,581	USD	1,711,997	Barclays Bank Plc Wholesale	6/06/22	59,212
USD	5,303,115	GBP	4,320,180	Bank Of America NA	6/06/22	(140,858)
USD	25,339,574	GBP	19,911,239	Citibank N.A.	6/06/22	248,896
USD	87,544,171	EUR	81,463,415	Barclays Bank Plc Wholesale	7/05/22	(70,987)
USD	28,535,607	GBP	22,825,838	BNP Paribas S.A.	7/05/22	(232,577)
EUR	171,000	USD	178,866	BNP Paribas S.A.	8/05/22	5,354
EUR	110,000	USD	117,548	BNP Paribas S.A.	8/05/22	956
EUR	438,000	USD	463,752	Royal Bank Of Canada	8/05/22	8,109
GBP	122,000	USD	152,444	JPMorgan Chase Bank, N.A.	8/05/22	1,362
USD	135,659	AUD	194,000	State Street Bank And Trust Co	8/05/22	(3,691)
USD	206,638	CAD	268,000	State Street Bank And Trust Co	8/05/22	(5,171)
USD	94,008	EUR	90,000	BNP Paribas S.A.	8/05/22	(2,949)
USD	983,625	EUR	929,000	BNP Paribas S.A.	8/05/22	(17,195)
USD	78,899,385	EUR	74,570,000	BNP Paribas S.A.	8/05/22	(1,435,571)
USD	183,544	EUR	176,000	BNP Paribas S.A.	8/05/22	(6,062)
USD	2,035,761	EUR	1,921,000	JPMorgan Chase Bank, N.A.	8/05/22	(33,751)
USD	98,522	EUR	93,000	JPMorgan Chase Bank, N.A.	8/05/22	(1,668)
USD	31,405,956	GBP	25,477,000	JPMorgan Chase Bank, N.A.	8/05/22	(713,071)
USD	911,146	GBP	739,000	JPMorgan Chase Bank, N.A.	8/05/22	(20,517)
USD	88,601	GBP	70,000	Royal Bank Of Canada	8/05/22	352
USD	95,515	GBP	78,000	State Street Bank And Trust Co	8/05/22	(2,820)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(1,824,401)

Unrealized Appreciation						862,487
Unrealized Depreciation						(2,686,888)
Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		1,110,000	9,967	(3,811)	6,156
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		2,000,000	17,958	(6,184)	11,774
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		740,000	6,645	697	7,342
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		3,020,000	27,117	(7,403)	19,714
CMBX N.A. AAA Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		1,110,000	9,967	(5,181)	4,786
CMBX N.A. AAA Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		2,440,000	21,909	(3,677)	18,232
CMBX N.A. AAA Index Series 13		Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		2,510,000	22,538	(10,134)	12,404
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		3,650,000	32,774	(19,877)	12,897
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		6,590,000	59,173	(46,674)	12,499
Intesa Sanpaolo SpA		Dec 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	1,500,000	3,953	35,332	39,285

TOTAL BUY PROTECTION								212,001	(66,912)	145,089
Sell Protection
5-Year CDX N.A. HY Series 37	NR	Dec 2026	ICE	5%	Quarterly		53,130,000	(2,052,665)	0	(2,052,665)

TOTAL CREDIT DEFAULT SWAPS								(1,840,664)	(66,912)	(1,907,576)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted

(5)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Jun 2024	14,963,000	(231,381)	0	(231,381)
1.03%	Semi - annual	3-month LIBOR(4)	Quarterly	CME	Jul 2025	59,390,000	(2,184,201)	0	(2,184,201)
1.03%	Semi - annual	3-month LIBOR(4)	Quarterly	CME	Jul 2025	43,930,000	(1,610,765)	0	(1,610,765)
1.07%	Semi - annual	3-month LIBOR(4)	Quarterly	CME	Jul 2025	29,695,000	(1,095,672)	0	(1,095,672)
1.39%	Semi - annual	3-month LIBOR(4)	Quarterly	CME	Sep 2025	99,195,000	(2,867,158)	0	(2,867,158)
1.69%	Semi - annual	3-month LIBOR(4)	Quarterly	CME	Dec 2025	95,845,000	(2,439,677)	0	(2,439,677)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Jun 2027	15,847,000	(579,003)	0	(579,003)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Jun 2032	2,797,000	(194,839)	0	(194,839)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Jun 2052	689,000	(103,932)	0	(103,932)
3-month LIBOR(4)	Quarterly	1.77%	Semi - annual	CME	Jul 2053	4,960,000	1,051,227	0	1,051,227
3-month LIBOR(4)	Quarterly	1.79%	Semi - annual	CME	Jul 2053	3,675,000	780,862	0	780,862
3-month LIBOR(4)	Quarterly	1.81%	Semi - annual	CME	Jul 2053	2,480,000	541,171	0	541,171
3-month LIBOR(4)	Quarterly	1.87%	Semi - annual	CME	Sep 2053	8,465,000	1,580,454	0	1,580,454
3-month LIBOR(4)	Quarterly	1.74%	Semi - annual	CME	Dec 2053	8,015,000	2,000,950	0	2,000,950
TOTAL INTEREST RATE SWAPS							(5,351,964)	0	(5,351,964)

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,840,792,461 or 6.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Non-income producing - Security is in default.
(e)	Level 3 security
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,558,720.
(j)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over-the-counter (OTC) swaps.  At period end, the value of securities pledged amounted to $1,989,616.

(k)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $774,722.
(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(n)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(o)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p)	Non-income producing
(q)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(r)	The coupon rate will be determined upon settlement of the loan after period end.
(s)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $202,899 and $193,261, respectively.

(t)	Affiliated Fund
(u)	Security or a portion of the security is on loan at period end.
(v)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(w)	The rate quoted is the annualized seven-day yield of the fund at period end.
(x)	Investment made with cash collateral received from securities on loan.
(y)	Includes $2,443,000 of cash collateral to cover margin requirements for futures contracts.
(z)	Includes $4,354,524 of cash collateral segregated to cover margin requirements for centrally cleared OTC swaps.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	203,954,735	678,414,601	377,549,590	431,406	-	-	504,819,746	1.0%
Fidelity Securities Lending Cash Central Fund 0.82%	479,605,850	871,845,456	1,274,972,406	124,130	-	-	76,478,900	0.2%
Total	683,560,585	1,550,260,057	1,652,521,996	555,536	-	-	581,298,646

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 0.64%	272,629,434	1,038,252,667	1,140,051,741	234,283	-	-	170,830,360
Fidelity SAI Long-Term Treasury Bond Index Fund	688,966,402	78,132,629	150,000,000	3,096,959	(5,159,303)	(93,490,358)	518,449,370
Fidelity SAI Total Bond Fund	6,047,905,816	87,149,908	-	37,150,771	-	(403,000,347)	5,732,055,377
Fidelity SAI U.S. Treasury Bond Index Fund	758,641,599	352,229,272	250,000,000	2,229,444	(5,188,426)	(32,978,692)	822,703,753
Fidelity U.S. Bond Index Fund	2,985,839	200,640,461	100,000,000	640,642	(2,442,787)	(2,080,702)	99,102,811
	7,771,129,090	1,756,404,937	1,640,051,741	43,352,099	(12,790,516)	(531,550,099)	7,343,141,671

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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